                                 UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                   FORM N-CSR

                        CERTIFIED SHAREHOLDER REPORT OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-6102
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                              MFS SERIES TRUST VI
-------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                500 Boylston Street, Boston, Massachusetts 02116
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              (Address of principal executive offices) (Zip code)

                                Susan S. Newton
                    Massachusetts Financial Services Company
                              500 Boylston Street
                          Boston, Massachusetts 02116
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                    (Name and address of agents for service)

       Registrant's telephone number, including area code: (617) 954-5000
-------------------------------------------------------------------------------

                      Date of fiscal year end: October 31
-------------------------------------------------------------------------------

                   Date of reporting period: October 31, 2005
-------------------------------------------------------------------------------

ITEM 1. REPORTS TO STOCKHOLDERS.

MFS(R) UTILITIES FUND                                                  10/31/05

ANNUAL REPORT
-------------------------------------------------------------------------------

LETTER FROM THE CEO                                 1
-----------------------------------------------------
PORTFOLIO COMPOSITION                               2
-----------------------------------------------------
MANAGEMENT REVIEW                                   3
-----------------------------------------------------
PERFORMANCE SUMMARY                                 5
-----------------------------------------------------
EXPENSE TABLE                                       8
-----------------------------------------------------
PORTFOLIO OF INVESTMENTS                           10
-----------------------------------------------------
FINANCIAL STATEMENTS                               15
-----------------------------------------------------
NOTES TO FINANCIAL STATEMENTS                      26
-----------------------------------------------------
REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM                             36
-----------------------------------------------------
TRUSTEES AND OFFICERS                              37
-----------------------------------------------------
BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT      42
-----------------------------------------------------
PROXY VOTING POLICIES AND INFORMATION              46
-----------------------------------------------------
QUARTERLY PORTFOLIO DISCLOSURE                     46
-----------------------------------------------------
FEDERAL TAX INFORMATION                            46
-----------------------------------------------------
CONTACT INFORMATION                        BACK COVER
-----------------------------------------------------

THE REPORT IS PREPARED FOR THE GENERAL INFORMATION OF
SHAREHOLDERS. IT IS AUTHORIZED FOR DISTRIBUTION TO
PROSPECTIVE INVESTORS ONLY WHEN PRECEDED OR
ACCOMPANIED BY A CURRENT PROSPECTUS.
                                                       M F S(SM)
                                                       INVESTMENT MANAGEMENT(R)

LETTER FROM THE CEO

[Photo of Robert J. Manning]

Dear Shareholders,
Most investors are familiar with the basic principles of investing - focus on the long term and keep your assets diversified across different investment categories. Still, it is surprising how often we forget these basic lessons. Certainly, the dot-com euphoria that overtook Wall Street in the late 1990s had many people hoping they could become millionaires overnight. But the market decline that started in the spring of 2000 taught everyone how misguided those hopes had been.

Now, less than five years after the market taught a harsh lesson in the follies of speculative investing, we are seeing a number of trends that suggest many investors, including professionals, are hoping for overnight miracles again. We see a steady stream of market "gurus" on television news shows, promising to teach amateur investors the strategies that will allow them to get rich quick. Hedge funds - which by their nature move in and out of investments rapidly - have soared in popularity over the past five years. We are reminded every day that we live in a "what have you done for me lately?" world, but this mindset should not influence how we invest and manage our money. In fact, investors often fall short of their goals because they trade in and out of investments too frequently and at inopportune times.

Throughout our entire 80-year history, MFS' money management process has focused on long-term investment opportunities. We firmly believe that one of the best ways to realize long-term financial goals - be it a college education, a comfortable retirement, or a secure family legacy - is to follow a three-pronged approach that focuses on longer time horizons. Allocate holdings across the major asset classes - including stocks, bonds, and cash. Diversify within each class to take advantage of different market segments and investing styles. And rebalance assets regularly to maintain a desired asset allocation.*

This long-term approach requires diligence and patience, two traits that in our experience are essential to capitalizing on the many opportunities the financial markets can offer.

    Respectfully,

/s/ Robert J. Manning

    Robert J. Manning
    Chief Executive Officer and Chief Investment Officer
    MFS Investment Management(R)

    December 15, 2005

* Asset allocation, diversification, and rebalancing does not guarantee a profit or protect against a loss. The opinions expressed in this letter are those of MFS, and no forecasts can be guaranteed.

PORTFOLIO COMPOSITION

PORTFOLIO STRUCTURE*

              Stocks                                     90.9%
              Bonds                                       3.0%
              Convertible Preferred Stocks                2.9%
              Cash & Other Net Assets                     2.3%
              Preferred Stocks                            0.7%

              TOP TEN HOLDINGS*

              TXU Corp.                                   4.4%
              ------------------------------------------------
              NRG Energy, Inc.                            4.3%
              ------------------------------------------------
              AES Corp.                                   4.1%
              ------------------------------------------------
              Exelon Corp.                                2.8%
              ------------------------------------------------
              PPL Corp.                                   2.7%
              ------------------------------------------------
              Sprint Nextel Corp.                         2.6%
              ------------------------------------------------
              Edison International                        2.1%
              ------------------------------------------------
              Constellation Energy Group, Inc.            2.1%
              ------------------------------------------------
              FirstEnergy Corp.                           2.0%
              ------------------------------------------------
              Williams Cos., Inc.                         2.0%
              ------------------------------------------------

              TOP FIVE STOCK INDUSTRIES

              Utilities - Electric Power                 46.2%
              ------------------------------------------------
              Telephone Services                         11.3%
              ------------------------------------------------
              Natural Gas Distribution                    8.2%
              ------------------------------------------------
              Broadcast & Cable TV                        7.8%
              ------------------------------------------------
              Natural Gas Pipeline                        4.9%
              ------------------------------------------------

              COUNTRY WEIGHTINGS*

              United States                              69.7%
              ------------------------------------------------
              Great Britain                               5.1%
              ------------------------------------------------
              Mexico                                      3.9%
              ------------------------------------------------
              France                                      3.7%
              ------------------------------------------------
              Spain                                       3.4%
              ------------------------------------------------
              Germany                                     3.3%
              ------------------------------------------------
              Brazil                                      2.9%
              ------------------------------------------------
              Italy                                       2.2%
              ------------------------------------------------
              Norway                                      1.7%
              ------------------------------------------------
              Other Countries                             4.1%
              ------------------------------------------------

* For the purposes of this graphical presentation, the bond component includes both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.

Percentages are based on net assets as of 10/31/05.

The portfolio is actively managed, and current holdings may be different.

MANAGEMENT REVIEW

SUMMARY OF RESULTS

For the twelve months ended October 31, 2005, Class A shares of the MFS Utilities Fund had a total return of 25.33%, at net asset value. In comparison, the fund's benchmark, the Standard & Poor's 500 Utilities Index, returned 23.86%.

CONTRIBUTORS TO PERFORMANCE

Strong stock selection in the electric power industry contributed to the fund's relative returns for the period. Within this industry, our positions in wholesale power generator NRG Energy and Brazilian electricity provider CPFL Energia, neither of which are benchmark constituents, were among the fund's top contributors. Additionally, not owning electric power companies Southern Company and Consolidated Edison, and underweighting Duke Energy* (all benchmark constituents which lagged overall benchmark returns) aided relative performance.

Stock selection in the natural gas distribution industry also boosted relative results. Our position in Questar, which is not a benchmark constituent, helped performance as the stock appreciated significantly over the period. Not owing weak-performing benchmark constituent KeySpan also helped.

Elsewhere, our holdings in Mexican wireless communications company America Movil, oilfield services firm Halliburton, and cable services provider Cablevision Systems*, none of which are represented in the benchmark, positively impacted relative performance.

DETRACTORS FROM PERFORMANCE

Our positions in the broadcast and cable television industry, which is not represented in the benchmark, hindered relative performance. Among the fund's top detractors were Viacom and News Corp., both of which underperformed the benchmark over the period.

Holdings in the telephone services industry also hurt relative results. Several stocks within this industry, which is not represented in the index, were among the fund's greatest individual detractors. These included Citizens Communications, Sprint Nextel, and Deutsche Telekom*.

Although overall stock selection in the electric power industry contributed to relative performance, our underweighted positions in several strong-performing benchmark constituents detracted from results. These included Public Service Enterprise Group*, TXU, and Exelon. Our holdings in wireless communications provider Vodafone, which is not a benchmark constituent and performed well below the index, also held back relative returns.

The fund's cash position was also a detractor from relative performance. As with nearly all mutual funds, this portfolio holds cash to buy new holdings and to provide liquidity. In a period when equity markets rose as measured by the fund's benchmark, holding cash hurt performance versus the benchmark, which has no cash position.

Respectfully,

Maura Shaughnessy                       Robert D. Persons
Portfolio Manager                       Portfolio Manager

Note to Shareholders: Effective May, 1, 2005, Robert D. Persons became a portfolio manager of the fund.

* Security was not held in portfolio at period-end.

The views expressed in this report are those of the portfolio managers only through the end of the period of the report as stated on the cover and do not necessarily reflect the views of MFS or any other person in the MFS organization. These views are subject to change at any time based on market and other conditions, and MFS disclaims any responsibility to update such views. These views may not be relied upon as investment advice or an indication of trading intent on behalf of any MFS fund. References to specific securities are not recommendations of such securities, and may not be representative of any MFS fund's current or future investments.

PERFORMANCE SUMMARY THROUGH 10/31/05

The following chart illustrates the historical performance of the fund's original share class in comparison to its benchmark. Performance results include the deduction of the maximum applicable sales charge and reflect the percentage change in net asset value, including reinvestment of dividends and capital gains distributions. Benchmark comparisons are unmanaged and do not reflect any fees or expenses. The performance of other share classes will be greater than or less than the line shown. (See Notes to Performance Summary.)

VISIT MFS.COM FOR THE MOST RECENT MONTH-END PERFORMANCE RESULTS. (FOR THE MOST RECENT MONTH-END PERFORMANCE FOR CLASS I SHARES CALL 1-888-808-6374.) MARKET VOLATILITY CAN SIGNIFICANTLY AFFECT SHORT-TERM PERFORMANCE, AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. HIGH SHORT-TERM RETURNS FOR ANY PERIOD MAY BE AND LIKELY WERE ATTRIBUTABLE TO FAVORABLE MARKET CONDITIONS DURING THAT PERIOD, WHICH MAY NOT BE REPEATABLE. THE PERFORMANCE SHOWN DOES NOT REFLECT THE DEDUCTION OF TAXES, IF ANY, THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT

                       MFS Utilities Fund    Standard & Poor's
                          -- Class A        500 Utilities Index

           10/95            $ 9,525               $10,000
           10/96             11,278                11,158
           10/97             14,506                12,187
           10/98             17,715                15,478
           10/99             21,799                15,725
           10/00             27,441                21,366
           10/01             19,834                16,555
           10/02             14,325                10,535
           10/03             18,864                13,301
           10/04             24,223                16,509
           10/05             30,359                20,447

TOTAL RETURNS THROUGH 10/31/05

AVERAGE ANNUAL WITHOUT SALES CHARGE

   Share class     Class inception date        1-yr         5-yr       10-yr
-----------------------------------------------------------------------------
        A                 2/14/92             25.33%        2.04%      12.29%
-----------------------------------------------------------------------------
        B                 9/07/93             24.39%        1.28%      11.46%
-----------------------------------------------------------------------------
        C                 1/03/94             24.37%        1.28%      11.46%
-----------------------------------------------------------------------------
        I                 1/02/97             25.59%        2.30%      12.55%
-----------------------------------------------------------------------------
        R                12/31/02             25.05%        1.88%      12.20%
-----------------------------------------------------------------------------
       R1                 4/01/05             24.26%        1.26%      11.44%
-----------------------------------------------------------------------------
       R2                 4/01/05             24.48%        1.29%      11.46%
-----------------------------------------------------------------------------
       R3                10/31/03             24.66%        1.36%      11.50%
-----------------------------------------------------------------------------
       R4                 4/01/05             25.22%        2.02%      12.28%
-----------------------------------------------------------------------------
       R5                 4/01/05             25.44%        2.06%      12.30%
-----------------------------------------------------------------------------

AVERAGE ANNUAL

Comparative benchmarks
-----------------------------------------------------------------------------
Average utility fund+                         20.93%        0.46%       9.21%
-----------------------------------------------------------------------------
Standard & Poor's 500 Utilities Index#        23.86%       -0.88%       7.41%
-----------------------------------------------------------------------------

AVERAGE ANNUAL WITH SALES CHARGE

   Share class
-----------------------------------------------------------------------------
        A                                     19.38%        1.05%      11.75%
-----------------------------------------------------------------------------
        B                                     20.39%        0.93%      11.46%
-----------------------------------------------------------------------------
        C                                     23.37%        1.28%      11.46%
-----------------------------------------------------------------------------

Class I, R, R1, R2, R3, R4, and R5 shares do not have a sales charge. Please see Notes to Performance Summary for more details.

+ Source: Lipper Inc., an independent firm that reports mutual fund performance.

# Source: Standard & Poor's Micropal, Inc.

INDEX DEFINITION

The Standard & Poor's 500 Utilities Index - is a capitalization weighted index designed to measure the utilities sector, including those companies considered electric, gas or water utilities, or companies that operate as independent producers and/or distributors of power.

It is not possible to invest directly in an index.

NOTES TO PERFORMANCE SUMMARY

Class A results including sales charge reflect the deduction of the maximum 4.75% sales charge. Class B results including sales charge reflect the deduction of the applicable contingent deferred sales charge (CDSC), which declines over six years from 4% to 0%. Class C results including sales charge (assuming redemption within one year from the end of the prior month of purchase) reflect the deduction of the 1% CDSC. Class R shares have no initial sales charge or CDSC and are available only to existing Class R shareholders. Class I, R1, R2, R3, R4, and R5 shares have no initial sales charge or CDSC. Class I shares are only available to certain eligible investors, and Class R1, R2, R3, R4, and R5 shares are only available to certain retirement plans.

Performance for Classes I, R, R4, and R5 shares includes the performance of the fund's Class A shares for periods prior to their offering. Performance for Classes R1, R2, and R3 shares includes the performance of the fund's Class B shares for periods prior to their offering. This blended class performance has been adjusted to take into account differences in sales loads, if any, applicable to these share classes, but has not been adjusted to take into account differences in class specific operating expenses (such as Rule 12b-1 fees). Compared to performance these share classes would have experienced had they been offered for the entire period, the use of blended performance generally results in higher performance for share classes with higher operating expenses than the share class to which it is blended, and lower performance for share classes with lower operating expenses than the share class to which it is blended.

Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund's performance results would be less favorable. Please see the prospectus and financial statements for complete details.

From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

EXPENSE TABLE

FUND EXPENSES BORNE BY THE SHAREHOLDERS DURING THE PERIOD, MAY 1, 2005 THROUGH OCTOBER 31, 2005.

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments and redemption fees on certain exchanges and redemptions, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period May 1, 2005 through October 31, 2005.

ACTUAL EXPENSES

The first line for each share class in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line for each share class in the table below provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

-------------------------------------------------------------------------------
                                                                    Expenses
                                                                   Paid During
                    Annualized        Beginning        Ending        Period**
 Share                Expense       Account Value  Account Value    5/01/05-
 Class                 Ratio           5/01/05        10/31/05      10/31/05
-------------------------------------------------------------------------------
       Actual          1.13%          $1,000.00      $1,129.30         $6.06
   A   ------------------------------------------------------------------------
       Hypothetical*   1.13%          $1,000.00      $1,019.51         $5.75
-------------------------------------------------------------------------------
       Actual          1.89%          $1,000.00      $1,125.70        $10.13
   B   ------------------------------------------------------------------------
       Hypothetical*   1.89%          $1,000.00      $1,015.68         $9.60
-------------------------------------------------------------------------------
       Actual          1.88%          $1,000.00      $1,125.60        $10.07
   C   ------------------------------------------------------------------------
       Hypothetical*   1.88%          $1,000.00      $1,015.73         $9.55
-------------------------------------------------------------------------------
       Actual          0.88%          $1,000.00      $1,130.40         $4.73
   I   ------------------------------------------------------------------------
       Hypothetical*   0.88%          $1,000.00      $1,020.77         $4.48
-------------------------------------------------------------------------------
       Actual          1.38%          $1,000.00      $1,128.10         $7.40
   R   ------------------------------------------------------------------------
       Hypothetical*   1.38%          $1,000.00      $1,018.25         $7.02
-------------------------------------------------------------------------------
       Actual          2.05%          $1,000.00      $1,124.70        $10.98
  R1   ------------------------------------------------------------------------
       Hypothetical*   2.05%          $1,000.00      $1,014.87        $10.41
-------------------------------------------------------------------------------
       Actual          1.71%          $1,000.00      $1,126.40         $9.17
  R2   ------------------------------------------------------------------------
       Hypothetical*   1.71%          $1,000.00      $1,016.59         $8.69
-------------------------------------------------------------------------------
       Actual          1.60%          $1,000.00      $1,125.90         $8.57
  R3   ------------------------------------------------------------------------
       Hypothetical*   1.60%          $1,000.00      $1,017.14         $8.13
-------------------------------------------------------------------------------
       Actual          1.28%          $1,000.00      $1,128.50         $6.87
  R4   ------------------------------------------------------------------------
       Hypothetical*   1.28%          $1,000.00      $1,018.75         $6.51
-------------------------------------------------------------------------------
       Actual          0.98%          $1,000.00      $1,130.10         $5.26
  R5   ------------------------------------------------------------------------
       Hypothetical*   0.98%          $1,000.00      $1,020.27         $4.99
-------------------------------------------------------------------------------

 * 5% class return per year before expenses.

** Expenses paid is equal to each class' annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher.

Effective October 1, 2005 the fund's Class R1, Class R2, and Class R3 retirement plan administration and service fee was reduced (as described in Note 3 of the Notes to the Financial Statements). Had this fee reduction been in effect throughout the entire six month period, the annualized expense ratio would have been 1.97, 1.59%, and 1.51% for Class R1, Class R2, and Class R3, respectively, and the actual expenses paid during the period would have been $10.55, $8.53, and $8.09 for Class R1, Class R2, and Class R3, respectively.

PORTFOLIO OF INVESTMENTS - 10/31/05

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Stocks - 90.9%
------------------------------------------------------------------------------------------------------
ISSUER                                                                    SHARES            $ VALUE
------------------------------------------------------------------------------------------------------
Broadcast & Cable TV - 7.8%
------------------------------------------------------------------------------------------------------
Citadel Broadcasting Corp.^                                                  724,740   $     9,986,918
Comcast Corp., "Special A"*                                                1,049,600        28,769,536
Grupo Televisa S.A., ADR^                                                    359,400        26,272,140
News Corp., "A"                                                              894,000        12,739,500
NTL, Inc.^*                                                                  187,800        11,515,896
Time Warner, Inc.                                                            856,800        15,276,744
TV Azteca S.A. de C.V                                                     22,380,100        13,076,489
Viacom, Inc., "B"                                                            727,600        22,533,772
                                                                                       ---------------
                                                                                       $   140,170,995
------------------------------------------------------------------------------------------------------
Construction - 0.2%
------------------------------------------------------------------------------------------------------
Cyrela Brazil Realty S.A. Empreendimentos e Participacoes                    424,738   $     3,341,272
------------------------------------------------------------------------------------------------------
Energy - Independent - 0.7%
------------------------------------------------------------------------------------------------------
Southwestern Energy Co.*                                                     181,280   $    13,150,051
------------------------------------------------------------------------------------------------------
Energy - Integrated - 3.3%
------------------------------------------------------------------------------------------------------
Amerada Hess Corp.                                                           130,700   $    16,350,570
Chevron Corp.                                                                176,500        10,072,855
Petroleo Brasileiro S.A., ADR^                                               300,700        19,214,730
Total S.A                                                                     55,900        14,030,748
                                                                                       ---------------
                                                                                       $    59,668,903
------------------------------------------------------------------------------------------------------
Natural Gas - Distribution - 8.2%
------------------------------------------------------------------------------------------------------
AGL Resources, Inc.                                                          930,425   $    32,741,656
MDU Resources Group, Inc.^                                                   744,150        24,534,626
Northwestern Corp.^                                                           71,920         2,139,620
Questar Corp.                                                                305,700        24,073,875
Rosetta Resources, Inc.##*                                                   895,410        16,565,085
Sempra Energy                                                                701,100        31,058,730
Southern Union Co.*                                                          629,600        14,808,192
                                                                                       ---------------
                                                                                       $   145,921,784
------------------------------------------------------------------------------------------------------
Natural Gas - Pipeline - 4.9%
------------------------------------------------------------------------------------------------------
El Paso Corp.^                                                             1,779,600   $    21,106,056
Enagas S.A.^                                                               1,742,755        30,812,057
Williams Cos., Inc.                                                        1,587,400        35,399,020
                                                                                       ---------------
                                                                                       $    87,317,133
------------------------------------------------------------------------------------------------------
Network & Telecom - 0.1%
------------------------------------------------------------------------------------------------------
AFK Sistema, GDR##                                                           105,317   $     2,359,101
------------------------------------------------------------------------------------------------------
Oil Services - 4.2%
------------------------------------------------------------------------------------------------------
ENSCO International, Inc.                                                    329,900   $    15,040,141
GlobalSantaFe Corp.                                                          607,800        27,077,490
Halliburton Co.                                                              202,500        11,967,750
National Oilwell Varco, Inc.*                                                114,100         7,127,827
Noble Corp.                                                                  133,600         8,601,168
Pride International, Inc.*                                                   204,800         5,748,736
                                                                                       ---------------
                                                                                       $    75,563,112
------------------------------------------------------------------------------------------------------
Telecommunications - Wireless - 4.0%
------------------------------------------------------------------------------------------------------
Alamosa Holdings, Inc.*                                                      183,370   $     2,713,876
America Movil S.A. de C.V., ADR, "L"^                                      1,168,000        30,660,000
Hutchison Telecommunications International Ltd.*                             723,000           904,683
MTN Group Ltd.                                                               103,100           767,387
PT Indosat Tbk                                                             3,011,000         1,450,099
Vodafone Group PLC                                                        13,110,851        34,380,852
                                                                                       ---------------
                                                                                       $    70,876,897
------------------------------------------------------------------------------------------------------
Telephone Services - 11.3%
------------------------------------------------------------------------------------------------------
Alltel Corp.^                                                                168,900   $    10,448,154
Citizens Communications Co.^                                               2,149,700        26,312,328
FastWeb S.p.A.*^                                                             371,029        16,886,544
France Telecom S.A.^                                                         839,010        21,803,125
KT Freetel Co. Ltd.                                                          440,330         9,447,693
Philippine Long Distance Telephone Co.                                        29,700           902,407
Sprint Nextel Corp.                                                        2,021,800        47,128,158
Telecom Corp. of New Zealand Ltd.^                                         2,566,427        10,468,352
Telefonica S.A                                                               801,244        12,783,070
Telenor A.S.A.^                                                            3,076,100        30,039,577
Telus Corp. (Non Voting)                                                     392,840        14,735,865
                                                                                       ---------------
                                                                                       $   200,955,273
------------------------------------------------------------------------------------------------------
Utilities - Electric Power - 46.2%
------------------------------------------------------------------------------------------------------
AES Corp.*                                                                 4,628,200   $    73,542,098
AWG PLC                                                                      842,000        14,320,310
British Energy Group PLC                                                     114,200           896,892
Constellation Energy Group, Inc.                                             676,600        37,077,680
CPFL Energia S.A., ADR^                                                      555,560        17,316,805
Dominion Resources, Inc.                                                     342,800        26,080,224
DTE Energy Co.                                                               600,100        25,924,320
E.ON AG                                                                      334,907        30,348,578
Edison International                                                         868,800        38,018,688
Endesa S.A.^                                                                 653,701        16,258,841
Enel S.p.A.^                                                               2,803,640        22,616,721
Enersis S.A., ADR^                                                           387,300         4,233,189
Entergy Corp.                                                                460,300        32,552,416
Exelon Corp.                                                                 956,000        49,740,680
FirstEnergy Corp.                                                            759,900        36,095,250
Fortum Corp.                                                                 694,160        12,289,449
FPL Group, Inc.                                                              501,500        21,594,590
International Power PLC                                                    6,945,201        28,501,247
National Grid PLC                                                            469,800         4,292,145
NRG Energy, Inc.^*                                                         1,787,700        76,888,977
OGE Energy Corp.^                                                            223,700         5,762,512
PNM Resources, Inc.^                                                         216,000         5,475,600
PPL Corp.                                                                  1,554,800        48,727,432
Reliant Energy, Inc.*                                                      1,496,200        19,001,740
RWE AG^                                                                      432,900        27,646,753
SCANA Corp.                                                                  388,100        15,395,927
Scottish Power PLC                                                           910,300         8,904,319
Suez S.A.^                                                                   924,722        25,050,244
TXU Corp.                                                                    783,200        78,907,400
Veolia Environnement                                                         122,550         5,101,647
Xcel Energy, Inc.^                                                           923,000        16,918,590
                                                                                       ---------------
                                                                                       $   825,481,264
------------------------------------------------------------------------------------------------------
Total Stocks (Identified Cost, $1,434,532,381)                                         $ 1,624,805,785
------------------------------------------------------------------------------------------------------
Bonds - 2.9%
------------------------------------------------------------------------------------------------------
ISSUER                                                                    PAR AMOUNT           $ VALUE
------------------------------------------------------------------------------------------------------
Asset Backed & Securitized - 0%
------------------------------------------------------------------------------------------------------
Falcon Franchise Loan LLC, FRN, 3.3861%, 2023##^^                    $     4,150,223   $       495,165
------------------------------------------------------------------------------------------------------
Network & Telecom - 0.2%
------------------------------------------------------------------------------------------------------
Citizens Communications Co., 9%, 2031                                $     3,422,000   $     3,379,225
------------------------------------------------------------------------------------------------------
Telecommunications - Wireless - 0.3%
------------------------------------------------------------------------------------------------------
Rogers Wireless, Inc., 8%, 2012                                      $     4,765,000   $     5,038,988
------------------------------------------------------------------------------------------------------
Utilities - Electric Power - 2.4%
------------------------------------------------------------------------------------------------------
Beaver Valley Funding Corp., 9%, 2017                                $     3,147,000   $     3,633,621
CMS Energy Corp., 8.5%, 2011                                               6,080,000         6,642,400
Empresa Nacional de Electricidad S.A., 8.35%, 2013                         3,010,000         3,371,573
Enersis S.A., 7.375%, 2014                                                 6,840,000         7,206,419
PSEG Energy Holdings LLC, 8.625%, 2008                                     7,271,000         7,543,663
TXU Corp., 5.55%, 2014                                                     7,271,000         6,683,649
TXU Corp., 6.5%, 2024                                                      9,102,000         8,208,147
TXU Eastern Funding Co., 6.75%, 2009**                                       793,000           142,740
                                                                                       ---------------
                                                                                       $    43,432,212
------------------------------------------------------------------------------------------------------
Total Bonds (Identified Cost, $54,140,810)                                             $    52,345,590
------------------------------------------------------------------------------------------------------
Convertible Preferred Stocks - 2.9%
------------------------------------------------------------------------------------------------------
ISSUER                                                                        SHARES           $ VALUE
------------------------------------------------------------------------------------------------------
Energy - Independent - 0.2%
------------------------------------------------------------------------------------------------------
Chesapeake Energy Corp., 4.5%                                                 26,550   $     2,708,100
   ---------------------------------------------------------------------------------------------------
Natural Gas - Distribution - 0.2%
------------------------------------------------------------------------------------------------------
Southern Union Co., 5%                                                        82,180   $     4,063,801
   ---------------------------------------------------------------------------------------------------
Natural Gas - Pipeline - 1.5%
------------------------------------------------------------------------------------------------------
El Paso Corp., 4.99%##                                                        18,000   $    19,545,750
Williams Cos., Inc., 5.5%                                                     75,250         7,901,250
                                                                                       ---------------
                                                                                       $    27,447,000
------------------------------------------------------------------------------------------------------
Utilities - Electric Power - 1.0%
------------------------------------------------------------------------------------------------------
PNM Resources, Inc., 6.75%                                                   349,300   $    16,801,330
------------------------------------------------------------------------------------------------------
Total Convertible Preferred Stocks (Identified Cost, $49,665,939)                      $    51,020,231
------------------------------------------------------------------------------------------------------
Preferred Stocks - 0.7%
------------------------------------------------------------------------------------------------------
Utilities - Electric Power - 0.7%
------------------------------------------------------------------------------------------------------
AES Tiete S.A                                                            578,838,500   $    12,734,447
------------------------------------------------------------------------------------------------------
Total Preferred Stocks (Identified Cost, $9,502,818)                                   $    12,734,447
------------------------------------------------------------------------------------------------------
Short-Term Obligation - 3.1%
------------------------------------------------------------------------------------------------------
ISSUER                                                                    PAR AMOUNT           $ VALUE
------------------------------------------------------------------------------------------------------
General Electric Co., 4.03%, due 11/01/05, at Amortized Cost<        $    54,711,000   $    54,711,000
------------------------------------------------------------------------------------------------------
Collateral for Securities Loaned - 7.5%
------------------------------------------------------------------------------------------------------
ISSUER                                                                        SHARES           $ VALUE
------------------------------------------------------------------------------------------------------
Navigator Securities Lending Prime Portfolio,
at Cost and Net Asset Value                                               65,410,675   $    65,410,675
------------------------------------------------------------------------------------------------------
ISSUER                                                                    PAR AMOUNT           $ VALUE
-----------------------------------------------------------------------------------------------------
Morgan Stanley Repurchase Agreement, 4.03%, due 11/01/05,
total to be received $68,957,124 (secured by various U.S.
Treasury and Federal Agency obligations in an individually
traded account), at Cost                                             $    68,949,405   $    68,949,405
------------------------------------------------------------------------------------------------------
Total Collateral for Securities Loaned, at Amortized Cost                              $   134,360,080
------------------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $1,736,913,028) (+)                                $ 1,929,977,133
------------------------------------------------------------------------------------------------------
Other Assets, Less Liabilities - (8.0)%                                                   (143,167,938)
------------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                    $ 1,786,809,195
------------------------------------------------------------------------------------------------------
  * Non-income producing security.
  ^ All or a portion of this security is on loan.
 ## SEC Rule 144A restriction.
  < The rate shown represents an annualized yield at time of purchase.
(+) As of October 31, 2005 the fund had two securities representing $3,261,508 and 0.2% of net assets that were fair valued in accordance with the policies adopted by the Board of Trustees.
 ^^ Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
  **Non-income producing security - in default.

Portfolio of Investments - continued

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Sales and Purchases in the table below are netted by currency.

                                                                                               NET UNREALIZED
      CONTRACTS TO                                                                CONTRACTS      APPRECIATION
    DELIVER/RECEIVE                   SETTLEMENT DATE     IN EXCHANGE FOR          AT VALUE     (DEPRECIATION)
-------------------------------------------------------------------------------------------------------------
SALES
-------------------------------------------------------------------------------------------------------------
EUR     98,703,162                11/22/05 - 12/05/05        $119,545,068      $118,257,814        $1,287,254
GBP     51,457,679                11/02/05 -  1/31/06          92,149,310        90,991,745         1,157,565
-------------------------------------------------------------------------------------------------------------
                                                             $211,694,378      $209,249,559        $2,444,819
-------------------------------------------------------------------------------------------------------------
PURCHASES
-------------------------------------------------------------------------------------------------------------
EUR      3,538,148                11/22/05                     $4,270,779        $4,240,253          $(30,526)
GBP     26,680,966                11/02/05                     47,574,232        47,193,554          (380,678)
-------------------------------------------------------------------------------------------------------------
                                                              $51,845,011       $51,433,807         $(411,204)
-------------------------------------------------------------------------------------------------------------

At October 31, 2005, forward foreign currency purchases and sales under master netting agreements excluded above amounted to a net receivable of $3,063 with Goldman Sachs & Co.

At October 31, 2005, the fund had sufficient cash and/or securities to cover any commitments under all derivative contracts.

The following abbreviations are used in the Portfolio of Investments and are defined:

ADR  American Depository Receipt
EUR  Euro
FRN  Floating Rate Note. This interest rate is the rate in effect as of period end.
GBP  British Pound
GDR  Global Depository Note

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS            Statement of Assets and Liabilities

This statement represents your fund's balance sheet, which details the assets and liabilities composing the total value of the fund.

AT 10/31/05

ASSETS
-------------------------------------------------------------------------------------------------------
Investments, at value, including $130,310,298 of securities
on loan (identified cost, $1,736,913,028)                        $1,929,977,133
Cash                                                                    591,901
Foreign currency, at value (identified cost, $1,258,874)              1,249,498
Receivable for forward foreign currency exchange contracts            2,487,442
Receivable for forward foreign currency exchange contracts
subject to master netting agreements                                      3,063
Receivable for investments sold                                      13,110,220
Receivable for fund shares sold                                       3,278,493
Interest and dividends receivable                                     1,671,445
Other assets                                                              1,711
-------------------------------------------------------------------------------------------------------
Total assets                                                                             $1,952,370,906
-------------------------------------------------------------------------------------------------------
LIABILITIES
-------------------------------------------------------------------------------------------------------
Distributions payable                                                  $306,616
Payable for forward foreign currency exchange contracts                 453,827
Payable for investments purchased                                    25,935,234
Payable for fund shares reacquired                                    3,671,787
Collateral for securities loaned, at value                          134,360,080
Payable to affiliates
  Management fee                                                         84,960
  Shareholder servicing costs                                           272,116
  Distribution and service fees                                          86,474
  Administrative services fee                                             8,016
  Retirement plan administration and services fees                           61
Accrued expenses and other liabilities                                  382,540
-------------------------------------------------------------------------------------------------------
Total liabilities                                                                          $165,561,711
-------------------------------------------------------------------------------------------------------
Net assets                                                                               $1,786,809,195
-------------------------------------------------------------------------------------------------------

NET ASSETS CONSIST OF:
------------------------------------------------------------------------------------------------------
Paid-in capital                                                  $2,135,673,187
Unrealized appreciation (depreciation) on investments and
translation of assets and liabilities in foreign currencies         195,111,832
Accumulated net realized gain (loss) on investments and
foreign currency transactions                                      (542,659,475)
Accumulated distributions in excess of net investment income         (1,316,349)
-------------------------------------------------------------------------------------------------------
Net assets                                                                               $1,786,809,195
-------------------------------------------------------------------------------------------------------
Shares of beneficial interest outstanding                                                   145,136,567
-------------------------------------------------------------------------------------------------------

Class A shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                       $933,534,770
  Shares outstanding                                                 75,721,571
-------------------------------------------------------------------------------------------------------
  Net asset value per share                                                                      $12.33
-------------------------------------------------------------------------------------------------------
  Offering price per share (100/95.25X$12.33)                                                    $12.94
-------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities - continued

Class B shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                       $617,687,242
  Shares outstanding                                                 50,265,253
-------------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                   $12.29
-------------------------------------------------------------------------------------------------------

Class C shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                       $218,334,923
  Shares outstanding                                                 17,750,073
-------------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                   $12.30
-------------------------------------------------------------------------------------------------------

Class I shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                         $6,630,025
  Shares outstanding                                                    536,941
-------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per
  share                                                                                          $12.35
-------------------------------------------------------------------------------------------------------

Class R shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                         $6,822,974
  Shares outstanding                                                    554,017
-------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per
  share                                                                                          $12.32
-------------------------------------------------------------------------------------------------------

Class R1 shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                           $879,080
  Shares outstanding                                                     71,518
-------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per
  share                                                                                          $12.29
-------------------------------------------------------------------------------------------------------

Class R2 shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                           $376,525
  Shares outstanding                                                     30,646
-------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per
  share                                                                                          $12.29
-------------------------------------------------------------------------------------------------------

Class R3 shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                         $2,425,889
  Shares outstanding                                                    196,996
-------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per
  share                                                                                          $12.31
-------------------------------------------------------------------------------------------------------

Class R4 shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                            $61,561
  Shares outstanding                                                      4,993
-------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per
  share                                                                                          $12.33
-------------------------------------------------------------------------------------------------------

Class R5 shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                            $56,206
  Shares outstanding                                                      4,559
-------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per
  share                                                                                          $12.33
-------------------------------------------------------------------------------------------------------

On sales of $100,000 or more, the offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B and Class C shares.

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS            Statement of Operations

This statement describes how much your fund received in investment income and paid in expenses. It also describes any gains and/or losses generated by fund operations.

YEAR ENDED 10/31/05

NET INVESTMENT INCOME
-------------------------------------------------------------------------------------------------------
Income
  Dividends                                                          $35,570,027
  Interest                                                             9,439,882
  Foreign taxes withheld                                              (1,472,376)
-------------------------------------------------------------------------------------------------------
Total investment income                                                                    $43,537,533
-------------------------------------------------------------------------------------------------------
Expenses
  Management fee                                                      $9,532,864
  Distribution and service fees                                       10,094,940
  Shareholder servicing costs                                          3,044,039
  Administrative services fee                                            183,998
  Retirement plan administration and services fees                         3,488
  Independent trustees' compensation                                      37,291
  Custodian fee                                                          659,614
  Printing                                                               120,178
  Postage                                                                100,346
  Auditing fees                                                           52,350
  Legal fees                                                              46,657
  Shareholder solicitation expenses                                      127,180
  Miscellaneous                                                          168,271
------------------------------------------------------------------------------------------------------
Total expenses                                                                             $24,171,216
------------------------------------------------------------------------------------------------------
  Fees paid indirectly                                                  (152,563)
  Reduction of expenses by investment adviser                             (6,614)
------------------------------------------------------------------------------------------------------
Net expenses                                                                               $24,012,039
------------------------------------------------------------------------------------------------------
Net investment income                                                                      $19,525,494
------------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
------------------------------------------------------------------------------------------------------
Realized gain (loss) (identified cost basis)
  Investment transactions (net of $115,157 country tax)             $277,005,745
  Foreign currency transactions                                        2,968,899
------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments and foreign
currency transactions                                                                     $279,974,644
------------------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation)
  Investments                                                        $31,729,124
  Translation of assets and liabilities in foreign currencies          6,426,418
------------------------------------------------------------------------------------------------------
Net unrealized gain (loss) on investments and foreign
currency translation                                                                       $38,155,542
------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments and
foreign currency                                                                          $318,130,186
------------------------------------------------------------------------------------------------------
Change in net assets from operations                                                      $337,655,680
------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS            Statements of Changes in Net Assets

This statement describes the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

FOR YEARS ENDED 10/31                                             2005                       2004

CHANGE IN NET ASSETS
-------------------------------------------------------------------------------------------------------
FROM OPERATIONS
-------------------------------------------------------------------------------------------------------
Net investment income                                            $19,525,494                $17,492,923
Net realized gain (loss) on investments and foreign
currency transactions                                            279,974,644                137,466,971
Net unrealized gain (loss) on investments and foreign
currency translation                                              38,155,542                151,382,883
Net increase from gains realized on the disposal of
investments in violation of restrictions                                  --                    106,590
-------------------------------------------------------------------------------------------------------
Change in net assets from operations                            $337,655,680               $306,449,367
-------------------------------------------------------------------------------------------------------
DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-------------------------------------------------------------------------------------------------------
From net investment income
  Class A                                                       $(11,228,838)               $(8,504,149)
  Class B                                                         (4,389,574)                (4,726,808)
  Class C                                                         (1,462,469)                (1,444,683)
  Class I                                                            (77,745)                   (39,162)
  Class R                                                            (58,110)                   (15,016)
  Class R1                                                            (1,404)                        --
  Class R2                                                              (691)                        --
  Class R3                                                           (10,336)                      (520)
  Class R4                                                              (471)                        --
  Class R5                                                              (554)                        --
-------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                    $(17,230,192)              $(14,730,338)
-------------------------------------------------------------------------------------------------------
Change in net assets from fund share transactions               $121,017,931              $(103,250,580)
-------------------------------------------------------------------------------------------------------
Redemption fees                                                       $4,318                     $2,101
-------------------------------------------------------------------------------------------------------
Total change in net assets                                      $441,447,737               $188,470,550
-------------------------------------------------------------------------------------------------------
NET ASSETS
-------------------------------------------------------------------------------------------------------
At beginning of period                                        $1,345,361,458             $1,156,890,908
At end of period (including accumulated distributions in
excess of net investment income of $1,316,349 and
undistributed net investment income of $2,911,845)            $1,786,809,195             $1,345,361,458
-------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS            Financial Highlights

The financial highlights table is intended to help you understand the fund's financial performance for the past 5 years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period. This information has been audited by the fund's independent registered public accounting firm, whose report, together with the fund's financial statements, are included in this report.

CLASS A
                                                                          YEARS ENDED 10/31
                                        -------------------------------------------------------------------------------------
                                                 2005               2004              2003             2002              2001

Net asset value, beginning of period            $9.98              $7.89             $6.13            $8.68            $13.66
-----------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT
OPERATIONS(S)
-----------------------------------------------------------------------------------------------------------------------------
  Net investment income#                        $0.18              $0.16             $0.15            $0.16             $0.21
  Net realized and unrealized gain
  (loss) on investments and foreign
  currency                                       2.34               2.08              1.76            (2.55)            (3.70)
-----------------------------------------------------------------------------------------------------------------------------
Total from investment operations                $2.52              $2.24             $1.91           $(2.39)           $(3.49)
-----------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS
-----------------------------------------------------------------------------------------------------------------------------
  From net investment income                   $(0.17)            $(0.15)           $(0.15)          $(0.16)           $(0.27)
  From net realized gain on
  investments and foreign currency
  transactions                                     --                 --                --               --             (1.22)
-----------------------------------------------------------------------------------------------------------------------------
Total distributions declared to
shareholders                                   $(0.17)            $(0.15)           $(0.15)          $(0.16)           $(1.49)
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                 $12.33              $9.98             $7.89            $6.13             $8.68
-----------------------------------------------------------------------------------------------------------------------------
Total return (%)(+)&***                         25.33              28.41[+](S)(S)    31.69           (27.78)           (27.72)
-----------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
-----------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions##             1.13               1.15              1.19             1.15              1.06
Expenses after expense reductions##              1.13               1.15              1.19             1.11              1.03
Net investment income(S)                         1.60               1.83              2.11             2.10              1.95
Portfolio turnover                                101                 97               144               80               110
Net assets at end of period
(000 Omitted)                                $933,535           $586,730          $464,832         $382,712          $733,848
-----------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

CLASS B
                                                                           YEARS ENDED 10/31
                                           ----------------------------------------------------------------------------------
                                                   2005             2004              2003             2002              2001

Net asset value, beginning of period              $9.95            $7.87             $6.11            $8.65            $13.62
-----------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT
OPERATIONS(S)
-----------------------------------------------------------------------------------------------------------------------------
  Net investment income#                          $0.10            $0.10             $0.10            $0.10             $0.13
  Net realized and unrealized gain (loss)
  on investments and foreign currency              2.32             2.05              1.76            (2.53)            (3.69)
-----------------------------------------------------------------------------------------------------------------------------
Total from investment operations                  $2.42            $2.15             $1.86           $(2.43)           $(3.56)
-----------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS
-----------------------------------------------------------------------------------------------------------------------------
  From net investment income                     $(0.08)          $(0.07)           $(0.10)          $(0.11)           $(0.19)
  From net realized gain on investments
  and foreign currency transactions                  --               --                --               --             (1.22)
-----------------------------------------------------------------------------------------------------------------------------
Total distributions declared to
shareholders                                     $(0.08)          $(0.07)           $(0.10)          $(0.11)           $(1.41)
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                   $12.29            $9.95             $7.87            $6.11             $8.65
-----------------------------------------------------------------------------------------------------------------------------
Total return (%)(+)&***                           24.39            27.50[+](S)(S)    30.66           (28.30)           (28.28)
-----------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
-----------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions##               1.89             1.91              1.94             1.90              1.81
Expenses after expense reductions##                1.89             1.91              1.94             1.86              1.78
Net investment income(S)                           0.88             1.10              1.38             1.35              1.20
Portfolio turnover                                  101               97               144               80               110
Net assets at end of period
(000 Omitted)                                  $617,687         $575,642          $531,008         $481,361          $984,740
-----------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

CLASS C
                                                                           YEARS ENDED 10/31

                                           ----------------------------------------------------------------------------------
                                                   2005             2004              2003             2002              2001

Net asset value, beginning of period              $9.96            $7.87             $6.11            $8.66            $13.63
-----------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT
OPERATIONS(S)
-----------------------------------------------------------------------------------------------------------------------------
  Net investment income#                          $0.10            $0.10             $0.10            $0.10             $0.13
  Net realized and unrealized gain (loss)
  on investments and foreign currency              2.32             2.06              1.76            (2.54)            (3.69)
-----------------------------------------------------------------------------------------------------------------------------
Total from investment operations                  $2.42            $2.16             $1.86           $(2.44)           $(3.56)
-----------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS
-----------------------------------------------------------------------------------------------------------------------------
  From net investment income                     $(0.08)          $(0.07)           $(0.10)          $(0.11)           $(0.19)
  From net realized gain on investments
  and foreign currency transactions                  --               --                --               --             (1.22)
-----------------------------------------------------------------------------------------------------------------------------
Total distributions declared to
shareholders                                     $(0.08)          $(0.07)           $(0.10)          $(0.11)           $(1.41)
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                   $12.30            $9.96             $7.87            $6.11             $8.66
-----------------------------------------------------------------------------------------------------------------------------
Total return (%)(+)&***                           24.37            27.63[+](S)(S)    30.66           (28.38)           (28.26)
-----------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
-----------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions##               1.88             1.90              1.94             1.90              1.81
Expenses after expense reductions##                1.88             1.90              1.94             1.86              1.78
Net investment income(S)                           0.87             1.10              1.38             1.35              1.20
Portfolio turnover                                  101               97               144               80               110
Net assets at end of period
(000 Omitted)                                  $218,335         $177,875          $159,113         $144,861          $327,715
-----------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

CLASS I
                                                                           YEARS ENDED 10/31
                                           ----------------------------------------------------------------------------------
                                                   2005             2004              2003             2002              2001

Net asset value, beginning of period             $10.00            $7.91             $6.14            $8.69            $13.68
-----------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT
OPERATIONS(S)
-----------------------------------------------------------------------------------------------------------------------------
  Net investment income#                          $0.21            $0.18             $0.17            $0.18             $0.24
  Net realized and unrealized gain (loss)
  on investments and foreign currency              2.34             2.08              1.77            (2.55)            (3.71)
-----------------------------------------------------------------------------------------------------------------------------
Total from investment operations                  $2.55            $2.26             $1.94           $(2.37)           $(3.47)
-----------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS
-----------------------------------------------------------------------------------------------------------------------------
  From net investment income                     $(0.20)          $(0.17)           $(0.17)          $(0.18)           $(0.30)
  From net realized gain on investments
  and foreign currency transactions                  --               --                --               --             (1.22)
-----------------------------------------------------------------------------------------------------------------------------
Total distributions declared to
shareholders                                     $(0.20)          $(0.17)           $(0.17)          $(0.18)           $(1.52)
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                   $12.35           $10.00             $7.91            $6.14             $8.69
-----------------------------------------------------------------------------------------------------------------------------
Total return (%)&***                              25.59            28.84[+](S)(S)    31.96           (27.56)           (27.58)
-----------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
-----------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions##               0.88             0.90              0.94             0.90              0.81
Expenses after expense reductions##                0.88             0.90              0.94             0.86              0.78
Net investment income(S)                           1.81             2.07              2.36             2.33              2.19
Portfolio turnover                                  101               97               144               80               110
Net assets at end of period
(000 Omitted)                                    $6,630           $2,823            $1,744           $1,306            $2,604
-----------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

CLASS R
                                                                                  YEARS ENDED 10/31
                                                                 ---------------------------------------------------
                                                                         2005               2004                2003**
Net asset value, beginning of period                                    $9.97              $7.89               $6.40
--------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
--------------------------------------------------------------------------------------------------------------------
  Net investment income#                                                $0.15              $0.15               $0.11
  Net realized and unrealized gain (loss) on investments and
  foreign currency                                                       2.34               2.05                1.47
--------------------------------------------------------------------------------------------------------------------
Total from investment operations                                        $2.49              $2.20               $1.58
--------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
--------------------------------------------------------------------------------------------------------------------
  From net investment income                                           $(0.14)            $(0.12)             $(0.09)
--------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                         $12.32              $9.97               $7.89
--------------------------------------------------------------------------------------------------------------------
Total return (%)&***                                                    25.05              28.11[+](S)(S)      24.78++
--------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
--------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions##                                     1.38               1.40                1.42+
Expenses after expense reductions##                                      1.38               1.40                1.42+
Net investment income                                                    1.33               1.64                1.47+
Portfolio turnover                                                        101                 97                 144
Net assets at end of period (000 Omitted)                              $6,823             $2,169                $189
--------------------------------------------------------------------------------------------------------------------

                                                                         CLASS R1                CLASS R2
                                                                        YEAR ENDED              YEAR ENDED
                                                                        10/31/05**              10/31/05**
Net asset value, beginning of period                                     $11.04                  $11.04
--------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
--------------------------------------------------------------------------------------------------------------------
  Net investment income#                                                  $0.01                   $0.03
  Net realized and unrealized gain (loss) on investments
  and foreign currency                                                     1.29                    1.29
--------------------------------------------------------------------------------------------------------------------
Total from investment operations                                          $1.30                   $1.32
--------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
--------------------------------------------------------------------------------------------------------------------
  From net investment income                                             $(0.05)                 $(0.07)
--------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                           $12.29                  $12.29
--------------------------------------------------------------------------------------------------------------------
Total return (%)&***                                                      11.77++                 11.96++
--------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
--------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions##                                       2.08+                   1.77+
Expenses after expense reductions##                                        2.05+                   1.71+
Net investment income                                                      0.12+                   0.37+
Portfolio turnover                                                          101                     101
Net assets at end of period (000 Omitted)                                  $879                    $377
--------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

CLASS R3
                                                                           YEARS ENDED 10/31
                                                            -----------------------------------------------------
                                                                     2005                      2004

Net asset value, beginning of period                                $9.97                     $7.89
-----------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
-----------------------------------------------------------------------------------------------------------------
  Net investment income#                                            $0.11                     $0.14
  Net realized and unrealized gain (loss) on investments
  and foreign currency                                               2.34                      2.04
-----------------------------------------------------------------------------------------------------------------
Total from investment operations                                    $2.45                     $2.18
-----------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-----------------------------------------------------------------------------------------------------------------
  From net investment income                                       $(0.11)                   $(0.10)
-----------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                     $12.31                     $9.97
-----------------------------------------------------------------------------------------------------------------
Total return (%)&***                                                24.66                     27.77[+](S)(S)
-----------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
-----------------------------------------------------------------------------------------------------------------
Expenses before expense reductions##                                 1.62                      1.65
Expenses after expense reductions##                                  1.60                      1.65
Net investment income                                                0.97                      1.42
Portfolio turnover                                                    101                        97
Net assets at end of period (000 Omitted)                          $2,426                      $122
-----------------------------------------------------------------------------------------------------------------

                                                                         CLASS R4                 CLASS R5
                                                                        YEAR ENDED                YEAR ENDED
                                                                        10/31/05**                10/31/05**

Net asset value, beginning of period                                     $11.08                    $11.08
-----------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
-----------------------------------------------------------------------------------------------------------------
  Net investment income#                                                  $0.10                   $0.13
  Net realized and unrealized gain (loss) on investments
  and foreign currency                                                     1.25                    1.24
-----------------------------------------------------------------------------------------------------------------
Total from investment operations                                          $1.35                   $1.37
-----------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-----------------------------------------------------------------------------------------------------------------
  From net investment income                                             $(0.10)                 $(0.12)
-----------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                           $12.33                  $12.33
-----------------------------------------------------------------------------------------------------------------
Total return (%)&***                                                      12.22++                 12.41++
-----------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
-----------------------------------------------------------------------------------------------------------------
Expenses before expense reductions##                                       1.26+                   0.96+
Expenses after expense reductions##                                        1.26+                   0.96+
Net investment income                                                      1.50+                   1.83+
Portfolio turnover                                                          101                     101
Net assets at end of period (000 Omitted)                                   $62                     $56
-----------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

Any redemption fees charged by the fund during the 2004 and 2005 fiscal years resulted in a per share impact of less than $0.01.

    ** For the period from the class' inception, December 31, 2002 (Class R), and April 1, 2005 (Classes R1, R2, R4, and R5)
       through the stated period end.
   *** Certain expenses have been reduced without which performance would have been lower. + Annualized.
    ++ Not annualized.
     # Per share data are based on average shares outstanding.
    ## Ratios do not reflect reductions from fees paid indirectly.
   [+] The fund's net asset value and total return calculation include a non-recurring accrual recorded as a result of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with fund sales. The non-recurring accrual did not have a material impact on the net asset value per share based on the shares outstanding on the day the proceeds were recorded.
   (+) Total returns do not include any applicable sales charges.
   (S) Effective November 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment
       Companies and began amortizing and accreting all premiums and discounts on debt securities. Per share data and ratios for periods prior to November 1, 2001 have not been restated to reflect this change.
(S)(S) The fund's total return calculation includes a net increase from gains realized on the disposal of investments in violation of restrictions. The gains resulted in an increase in net asset value of $0.0007 per share based on shares outstanding on the day the gains were realized. Excluding the offset of these gains from the fund's ending net asset value per share, the total return for the year ended October 31, 2004 would have been approximately 28.40%, 27.49%, 27.62%,
       28.83%, 28.10% and 27.76% for Class A, Class B, Class C, Class I, Class R and Class R3, respectively.
     & From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

SEE NOTES TO FINANCIAL STATEMENTS

NOTES TO FINANCIAL STATEMENTS

(1) BUSINESS AND ORGANIZATION

MFS Utilities Fund (the fund) is a non-diversified series of MFS Series Trust VI (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2) SIGNIFICANT ACCOUNTING POLICIES

GENERAL - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The fund can invest in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country's legal, political, and economic environment.

INVESTMENT VALUATIONS - Equity securities, including restricted equity securities, in the fund's portfolio for which market quotations are available are valued at the last sale or official closing price as reported by an independent pricing service on the primary market or exchange on which they are primarily traded, or at the last quoted bid price for securities in which there were no sales during the day. Equity securities traded over the counter are valued at the last sales price traded each day as reported by an independent pricing service, or to the extent there are no sales reported, such securities are valued on the basis of quotations obtained from brokers and dealers. Bonds and other fixed income securities, including restricted fixed income securities, (other than short-term obligations) in the fund's portfolio are valued at an evaluated bid price as reported by an independent pricing service, or to the extent a valuation is not reported by a pricing service, such securities are valued on the basis of quotes from brokers and dealers. Prices obtained from pricing services utilize both dealer-supplied valuations and electronic data processing techniques which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data without exclusive reliance upon quoted prices or exchange or over-the-counter prices, since such valuations are believed to reflect more accurately the fair value of such securities. Forward foreign currency contracts are valued using spot rates and forward points as reported by an independent pricing source. Short-term obligations with a remaining maturity in excess of 60 days will be valued upon dealer-supplied valuations. All other short-term obligations in the fund's portfolio are valued at amortized cost, which approximates market value as determined by the Board of Trustees. Money market mutual funds are valued at net asset value. Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. When pricing service information or market quotations are not readily available, securities are priced at fair value as determined under the direction of the Board of Trustees. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that the fund calculates its net asset value (generally, the close of the NYSE) that may impact the value of securities traded in these foreign markets. In these cases, the fund may utilize information from an external vendor or other sources to adjust closing market quotations of foreign equity securities to reflect what it believes to be the fair value of the securities as of the fund's valuation time. Because the frequency of significant events is not predictable, fair valuation of foreign equity securities may occur on a frequent basis.

REPURCHASE AGREEMENTS - The fund may enter into repurchase agreements with institutions that the fund's investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. The fund requires that the securities collateral in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. The fund monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the fund under each such repurchase agreement. The fund, along with other affiliated entities of Massachusetts Financial Services Company (MFS), may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

FOREIGN CURRENCY TRANSLATION - Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

DERIVATIVE RISK - The fund may invest in derivatives for hedging or non- hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to gain market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative's original cost. Derivative instruments include forward foreign currency exchange contracts.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS - The fund may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of the contract. The fund may enter into forward foreign currency exchange contracts for hedging purposes as well as for non-hedging purposes. For hedging purposes, the fund may enter into contracts to deliver or receive foreign currency it will receive from or require for its normal investment activities. The fund may also use contracts in a manner intended to protect foreign currency denominated securities from declines in value due to unfavorable exchange rate movements. For non-hedging purposes, the fund may enter into contracts with the intent of changing the relative exposure of the fund's portfolio of securities to different currencies to take advantage of anticipated changes. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until the contract settlement date. On contract settlement date, the gains or losses are recorded as realized gains or losses on foreign currency transactions.

SECURITY LOANS - State Street Bank and Trust Company ("State Street") and J.P. Morgan Chase and Co. ("Chase"), as lending agents, may loan the securities of the fund to certain qualified institutions (the "Borrowers") approved by the fund. The loans are collateralized at all times by cash and/or U.S. Treasury securities in an amount at least equal to the market value of the securities loaned. State Street and Chase provide the fund with indemnification against Borrower default. The fund bears the risk of loss with respect to the investment of cash collateral. On loans collateralized by cash, the cash collateral is invested in a money market fund or short-term securities. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agents. On loans collateralized by U.S. Treasury securities, a fee is received from the Borrower, and is allocated between the fund and the lending agents. Income from securities lending is included in interest income on the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

SHORT TERM FEES - For purchases made on or after July 1, 2004 and before April 1, 2005, the fund charged a 2% redemption fee (which was retained by the fund) on proceeds from Class A, Class B, Class C, and Class I shares redeemed or exchanged within 5 business days following their acquisition (either by purchase or exchange). Effective April 1, 2005, the fund no longer charges a redemption fee. See the fund's prospectus for details. Any redemption fees charged are accounted for as an addition to paid-in capital.

INVESTMENT TRANSACTIONS AND INCOME - Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. All discount is accreted for tax reporting purposes as required by federal income tax regulations. Dividends received in cash are recorded on the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements involving its portfolio holdings. Any proceeds received are reflected in realized gain/loss in the Statement of Operations, or in unrealized gain/loss if the security is still held by the fund.

FEES PAID INDIRECTLY - The fund's custody fee is reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. During the year ended October 31, 2005, the fund's custodian fees were reduced by $74,676 under this arrangement. The fund has entered into a commission recapture agreement, under which certain brokers will credit the fund a portion of the commissions generated, to offset certain expenses of the fund. For the year ended October 31, 2005, the fund's miscellaneous expenses were reduced by $77,887 under this agreement. These amounts are shown as a reduction of total expenses on the Statement of Operations.

TAX MATTERS AND DISTRIBUTIONS - The fund's policy is to comply with the provisions of the Internal Revenue Code (the Code) applicable to regulated investment companies and to distribute to shareholders all of its net taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is provided.

Distributions to shareholders are recorded on the ex-dividend date. The fund distinguishes between distributions on a tax basis and a financial reporting basis and only distributions in excess of tax basis earnings and profits are reported in the financial statements as distributions from paid-in capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits, which result in temporary over-distributions for financial statement purposes, are classified as distributions in excess of net investment income or net realized gains. Common types of book and tax differences that could occur include differences in accounting for foreign currency transactions, defaulted bonds, amortization and accretion on debt securities, wash sales and foreign taxes.

The tax character of distributions declared for the years ended October 31, 2005 and October 31, 2004 was as follows:

                                                 10/31/05           10/31/04
     Distributions declared from:
      Ordinary income                         $17,230,192       $14,730,338*

*Included in the fund's distributions from ordinary income is $496,972 in excess of investment company taxable income, which in accordance with applicable U.S. tax law, is taxable to shareholders as ordinary income distributions.

During the year ended October 31, 2005, accumulated distributions in excess of net investment income increased by $6,523,496, accumulated net realized loss on investments and foreign currency transactions decreased by $6,520,240, and paid-in capital increased by $3,256 due to differences between book and tax accounting for foreign currency transactions, amortization and accretion on debt securities and foreign taxes. This change had no effect on the net assets or net asset value per share.

As of October 31, 2005, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

          Undistributed ordinary income             $912,423
          Capital loss carryforward             (540,181,622)
          Unrealized appreciation1                92,622,930
          Other temporary differences             (2,217,723)

For federal income tax purposes, the capital loss carryforward may be applied against any net taxable realized gains of each succeeding year until the earlier of its utilization or expiration on October 31, 2010.

Realized gain is reported net of any foreign capital gains tax in the Statement of Operations.

MULTIPLE CLASSES OF SHARES OF BENEFICIAL INTEREST - The fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the fund based on daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares approximately eight years after purchase.

(3) TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER - The fund has an investment advisory agreement with Massachusetts Financial Services Company (MFS) to provide overall investment advisory and administrative services, and general office facilities. The management fee is computed daily and paid monthly at an annual rate of 0.60% of the fund's average daily net assets. The investment adviser has contractually agreed to reduce its management fee to 0.55% of average daily net assets in excess of $3.0 billion. The management fee incurred for the year ended October 31, 2005 was equivalent to an annual effective rate of 0.60% of the fund's average daily net assets.

DISTRIBUTOR - MFS Fund Distributors, Inc. (MFD), a wholly owned subsidiary of MFS, as distributor, received $233,061 for the year ended October 31, 2005, as its portion of the initial sales charge on sales of Class A shares of the fund.

The Board of Trustees has adopted a distribution plan for certain class shares pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD. Another component of the plan is a service fee paid to MFD which subsequently pays a portion of this fee to financial intermediaries that enter into sales or service agreements with MFD, or its affiliates, based on the average daily net assets of accounts attributable to such intermediaries.

Distribution Fee Plan Table:


                                      TOTAL     ANNUAL SERVICE FEE DISTRIBUTION
        DISTRIBUTION    SERVICE DISTRIBUTION EFFECTIVE    RETAINED  AND SERVICE
            FEE RATE   FEE RATE      PLAN(1)   RATE(2)   BY MFD(3)          FEE

Class A        0.10%      0.25%        0.35%     0.25%     $36,480   $1,906,403
Class B        0.75%      0.25%        1.00%     1.00%       6,236    6,135,168
Class C        0.75%      0.25%        1.00%     1.00%      14,542    2,023,614
Class R        0.25%      0.25%        0.50%     0.50%          14       23,278
Class R1       0.50%      0.25%        0.75%     0.75%         199        1,425
Class R2       0.25%      0.25%        0.50%     0.50%         133          328
Class R3       0.25%      0.25%        0.50%     0.50%          23        4,644
Class R4         --       0.25%        0.25%     0.25%          66           80
-------------------------------------------------------------------------------
Total Distribution and Service Fees                                 $10,094,940

(1) In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees up to these annual percentage rates of each class' average daily net assets.
(2) The annual effective rates represent actual fees incurred under the distribution plan for the year ended October 31, 2005 based on each class' average daily net assets. Payment of the 0.10% annual Class A distribution fee is not yet implemented and will commence on such date as the fund's Board of Trustees may determine.
(3) For the year ended October 31, 2005, MFD retained these service fees.

Certain Class A and Class C shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within 12 months of purchase. Class B shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within six years of purchase. MFD retained all contingent deferred sales charges. Contingent deferred sales charges imposed during the year ended October 31, 2005, were as follows:

                                                 AMOUNT

          Class A                               $13,848
          Class B                              $893,264
          Class C                               $12,124

SHAREHOLDER SERVICING AGENT - The fund pays a portion of shareholder servicing costs to MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS. MFSC receives a fee from the fund, for its services as shareholder servicing agent, set periodically under the supervision of the fund's Board of Trustees. For the year ended October 31, 2005, the fee was $1,691,507, which equated to 0.1064% annually of the fund's average daily net assets. MFSC also receives payment from the fund for out-of-pocket and sub-accounting expenses paid by MFSC on behalf of the fund. For the year ended October 31, 2005, these costs amounted to $961,381.

ADMINISTRATOR - MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to certain funds for which MFS acts as investment adviser. Under an administrative services agreement, the funds may partially reimburse MFS the costs incurred to provide these services, subject to review and approval by the Board of Trustees. Each fund is charged a fixed amount plus a fee based on calendar year average net assets. Effective July 1, 2005, the fund's annual fixed amount is $10,000. The administrative services fee incurred for the year ended October 31, 2005 was equivalent to an annual effective rate of 0.0116% of the fund's average daily net assets.

In addition to the administrative services provided by MFS to the fund as described above, MFS is responsible for providing certain retirement plan administration and services with respect to certain Class R shares. These services include various administrative, recordkeeping, and communication/ educational services with respect to the retirement plans which invest in these shares, and may be provided directly by MFS or by a third party. For the year ended October 31, 2005, the fund paid an annual retirement plan administration and services fee up to the following annual percentage rates of each class' average daily net assets:
                                                                  AMOUNT
                          FEE    EFFECTIVE        TOTAL         RETAINED
                         RATE      RATE(1)       AMOUNT           BY MFS

Class R1                0.45%        0.42%         $848             $693
Class R2                0.40%        0.33%          257              240
Class R3                0.25%        0.23%        2,303            2,028
Class R4                0.15%        0.15%           48               48
Class R5                0.10%        0.10%           32               31
------------------------------------------------------------------------
Total Retirement Plan
Administration and
Services Fees                                    $3,488           $3,040

(1) Effective October 1, 2005, MFS has contractually agreed to waive a portion of the retirement plan administration and service fee equal to 0.10% for Class R1 shares, 0.15% for Class R2 shares, and 0.10% for Class R3 shares. For the year ended October 31, 2005, this waiver amounted to $277 and is reflected as a reduction of total expenses in the Statement of Operations. This agreement will continue until September 30, 2007.

TRUSTEES' AND OFFICERS' COMPENSATION - The fund pays compensation to Independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees who are officers of the investment adviser, or to officers of the fund, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC. The fund has an unfunded, defined benefit plan for retired Independent Trustees which resulted in a pension expense of $2,928. The fund also has an unfunded retirement benefit deferral plan for certain current Independent Trustees which resulted in an expense of $7,914. Both amounts are included in Independent trustees' compensation for the year ended October 31, 2005.

OTHER - This fund and certain other MFS funds (the funds) have entered into a services agreement (the Agreement) which provides for payment of fees by the funds to Tarantino LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) for the funds. The ICCO is an officer of the funds and the sole member of Tarantino LLC. MFS has agreed to reimburse the fund for a portion of the payments made by the funds to Tarantino LLC in the amount of $6,337, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO. The funds can terminate the Agreement with Tarantino LLC at any time under the terms of the Agreement.

The fund's investment adviser, MFS, was the subject of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with fund sales. As a result, proceeds in the amount of $347,851 were paid to the fund on February 16, 2005.

(4) PORTFOLIO SECURITIES

Purchases and sales of investments, other than U.S. government securities, purchased option transactions, and short-term obligations, aggregated $1,667,693,844 and $1,551,637,810, respectively.

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

          Aggregate cost                                $1,737,354,203
          ------------------------------------------------------------
          Gross unrealized appreciation                   $225,423,644
          Gross unrealized depreciation                    (32,800,714)
          ------------------------------------------------------------
          Net unrealized appreciation                     $192,622,930

(5) SHARES OF BENEFICIAL INTEREST

The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

                                                Year ended 10/31/05               Year ended 10/31/04
                                              SHARES           AMOUNT           SHARES           AMOUNT

CLASS A SHARES

Shares sold                                  33,012,111      $380,967,466      15,462,054      $139,582,665
Shares issued to shareholders in
reinvestment of distributions                   820,461         9,602,010         862,015         7,637,377
Shares reacquired                           (16,877,017)     (193,480,346)    (16,437,879)     (146,218,602)
-----------------------------------------------------------------------------------------------------------
Net change                                   16,955,555      $197,089,130        (113,810)       $1,001,440

CLASS B SHARES

Shares sold                                   6,155,311       $70,346,774       4,717,125       $41,981,304
Shares issued to shareholders in
reinvestment of distributions                   306,385         3,572,910         469,766         4,126,295
Shares reacquired                           (14,033,040)     (159,448,969)    (14,858,658)     (131,761,901)
-----------------------------------------------------------------------------------------------------------
Net change                                   (7,571,344)     $(85,529,285)     (9,671,767)     $(85,654,302)

CLASS C SHARES

Shares sold                                   3,474,179       $39,724,548       3,122,564       $27,738,519
Shares issued to shareholders in
reinvestment of distributions                    86,295         1,009,289         124,212         1,093,048
Shares reacquired                            (3,664,643)      (41,656,935)     (5,601,015)      (49,826,824)
-----------------------------------------------------------------------------------------------------------
Net change                                     (104,169)        $(923,098)     (2,354,239)     $(20,995,257)

                                                Year ended 10/31/05               Year ended 10/31/04
                                              SHARES           AMOUNT           SHARES           AMOUNT

CLASS I SHARES

Shares sold                                     320,468        $3,769,390          84,848          $788,118
Shares issued to shareholders in
reinvestment of distributions                     6,391            75,359           4,398            39,162
Shares reacquired                               (72,276)         (840,827)        (27,496)         (248,138)
-----------------------------------------------------------------------------------------------------------
Net change                                      254,583        $3,003,922          61,750          $579,142

CLASS R SHARES

Shares sold                                     442,895        $5,029,875         344,789        $2,982,387
Shares issued to shareholders in
reinvestment of distributions                     4,585            54,099           1,546            14,038
Shares reacquired                              (111,046)       (1,265,328)       (152,682)       (1,282,754)
-----------------------------------------------------------------------------------------------------------
Net change                                      336,434        $3,818,646         193,653        $1,713,671

                                               Period ended 10/31/05*
                                              SHARES           AMOUNT

CLASS R1 SHARES

Shares sold                                      75,150          $902,415
Shares issued to shareholders in
reinvestment of distributions                       113             1,397
Shares reacquired                                (3,745)          (46,778)
-------------------------------------------------------------------------
Net change                                       71,518          $857,034

CLASS R2 SHARES

Shares sold                                      34,360          $435,607
Shares issued to shareholders in
reinvestment of distributions                        55               673
Shares reacquired                                (3,769)          (45,979)
-------------------------------------------------------------------------
Net change                                       30,646          $390,301

                                                Year ended 10/31/05               Year ended 10/31/04
                                              SHARES           AMOUNT           SHARES           AMOUNT

CLASS R3 SHARES

Shares sold                                     229,235        $2,753,147          11,551          $104,413
Shares issued to shareholders in
reinvestment of distributions                       843            10,212              45               520
Shares reacquired                               (45,303)         (558,754)            (11)             (207)
-----------------------------------------------------------------------------------------------------------
Net change                                      184,775        $2,204,605          11,585          $104,726

                                               Period ended 10/31/05*
                                              SHARES           AMOUNT

CLASS R4 SHARES

Shares sold                                       4,954           $55,651
Shares issued to shareholders in
reinvestment of distributions                        39               471
-------------------------------------------------------------------------
Net change                                        4,993           $56,122

                                               Period ended 10/31/05*
                                              SHARES           AMOUNT

CLASS R5 SHARES

Shares sold                                       4,513           $50,000
Shares issued to shareholders in
reinvestment of distributions                        46               554
-------------------------------------------------------------------------
Net change                                        4,559           $50,554

* For the period from the inception of Class R1, R2, R4, R5, April 1, 2005, through October 31, 2005.

(6) LINE OF CREDIT

The fund and other affiliated funds participate in a $1 billion unsecured line of credit provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus 0.35%. In addition, a commitment fee, based on the average daily, unused portion of the line of credit, is allocated among the participating funds at the end of each calendar quarter. The commitment fee allocated to the fund for the year ended October 31, 2005 was $10,226, and is included in miscellaneous expense. The fund had no significant borrowings during the year ended October 31, 2005.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Trustees of MFS Series Trust VI and Shareholders of MFS Utilities Fund:

We have audited the accompanying statement of assets and liabilities of MFS Utilities Fund (the Fund) (one of the portfolios comprising MFS Series Trust
VI), including the portfolio of investments, as of October 31, 2005, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2005, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of MFS Utilities Fund at October 31, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.
                                ERNST & YOUNG LLP
Boston, Massachusetts
December 13, 2005

TRUSTEES AND OFFICERS -- IDENTIFICATION AND BACKGROUND

The Trustees and officers of the Trust, as of December 2, 2005, are listed below, together with their principal occupations during the past five years. (Their titles may have varied during that period.) The address of each Trustee and officer is 500 Boylston Street, Boston, Massachusetts 02116.

                                                                       PRINCIPAL OCCUPATIONS DURING
                                POSITION(s) HELD    TRUSTEE/OFFICER       THE PAST FIVE YEARS &
NAME, DATE OF BIRTH                 WITH FUND           SINCE(1)          OTHER DIRECTORSHIPS(2)
-------------------             ----------------    ---------------    ----------------------------
INTERESTED TRUSTEES
Robert J. Manning(3)            Trustee            February 2004       Massachusetts Financial Services
(born 10/20/63)                                                        Company, Chief Executive Officer,
                                                                       President, Chief Investment
                                                                       Officer and Director

Robert C. Pozen(3)              Trustee            February 2004       Massachusetts Financial Services
(born 08/08/46)                                                        Company, Chairman (since February
                                                                       2004); Harvard Law School (education),
                                                                       John Olin Visiting Professor (since
                                                                       July 2002); Secretary of Economic
                                                                       Affairs, The Commonwealth of
                                                                       Massachusetts (January 2002 to December
                                                                       2002); Fidelity Investments, Vice
                                                                       Chairman (June 2000 to December 2001);
                                                                       Fidelity Management & Research Company
                                                                       (investment adviser), President (March
                                                                       1997 to July 2001); Bell Canada
                                                                       Enterprises (telecommunications),
                                                                       Director; Medtronic, Inc. (medical
                                                                       technology), Director; Telesat
                                                                       (satellite communications), Director

INDEPENDENT TRUSTEES
J. Atwood Ives                  Trustee and Chair  February 1992       Private investor; Eastern
(born 05/01/36)                 of Trustees                            Enterprises (diversified services
                                                                       company), Chairman, Trustee and
                                                                       Chief Executive Officer (until
                                                                       November 2000)

Lawrence H. Cohn, M.D.          Trustee            August 1993         Brigham and Women's Hospital,
(born 03/11/37)                                                        Senior Cardiac Surgeon, Chief of
                                                                       Cardiac Surgery (until 2005);
                                                                       Harvard Medical School, Professor
                                                                       of Surgery; Brigham and Women's
                                                                       Hospital Physicians' Organization,
                                                                       Chair (2000 to 2004)

David H. Gunning                Trustee            January 2004        Cleveland-Cliffs Inc. (mining
(born 05/30/42)                                                        products and service provider),
                                                                       Vice Chairman/Director (since
                                                                       April 2001); Encinitos Ventures
                                                                       (private investment company),
                                                                       Principal (1997 to April 2001);
                                                                       Lincoln Electric Holdings, Inc.
                                                                       (welding equipment manufacturer),
                                                                       Director

William R. Gutow                Trustee            December 1993       Private investor and real estate
(born 09/27/41)                                                        consultant; Capitol Entertainment
                                                                       Management Company (video
                                                                       franchise), Vice Chairman

Michael Hegarty                 Trustee            December 2004       Retired; AXA Financial (financial
(born 12/21/44)                                                        services and insurance), Vice
                                                                       Chairman and Chief Operating
                                                                       Officer (until May 2001); The
                                                                       Equitable Life Assurance Society
                                                                       (insurance), President and Chief
                                                                       Operating Officer (until May 2001)

Amy B. Lane                     Trustee            January 2004        Retired; Merrill Lynch & Co.,
(born 02/08/53)                                                        Inc., Managing Director,
                                                                       Investment Banking Group (1997 to
                                                                       February 2001); Borders Group,
                                                                       Inc. (book and music retailer),
                                                                       Director; Federal Realty
                                                                       Investment Trust (real estate
                                                                       investment trust), Trustee

Lawrence T. Perera              Trustee            July 1981           Hemenway & Barnes (attorneys),
(born 06/23/35)                                                        Partner

J. Dale Sherratt                Trustee            August 1993         Insight Resources, Inc. (acquisition
(born 09/23/38)                                                        planning specialists), President;
                                                                       Wellfleet Investments (investor in
                                                                       health care companies), Managing
                                                                       General Partner (since 1993); Cambridge
                                                                       Nutraceuticals (professional
                                                                       nutritional products), Chief Executive
                                                                       Officer (until May 2001)

Laurie J. Thomsen               Trustee            March 2005          Private investor; Prism Venture
(born 08/05/57)                                                        Partners (venture capital), Co-
                                                                       founder and General Partner (until
                                                                       June 2004); St. Paul Travelers
                                                                       Companies (commercial property
                                                                       liability insurance), Director
OFFICERS
Maria F. Dwyer(3)               President          November 2005       Massachusetts Financial Services
(born 12/01/58)                                                        Company, Executive Vice President
                                                                       and Chief Regulatory Officer
                                                                       (since March 2004); Fidelity
                                                                       Management & Research Company,
                                                                       Vice President (prior to March
                                                                       2004); Fidelity Group of Funds,
                                                                       President and Treasurer (prior to
                                                                       March 2004)

Tracy Atkinson(3)               Treasurer          September 2005      Massachusetts Financial Services
(born 12/30/64)                                                        Company, Senior Vice President
                                                                       (since September 2004);
                                                                       PricewaterhouseCoopers LLP,
                                                                       Partner (prior to September 2004)

Christopher R. Bohane(3)        Assistant          July 2005           Massachusetts Financial Services
(born 1/18/74)                  Secretary and                          Company, Vice President and Senior
                                Assistant Clerk                        Counsel (since April 2003);
                                                                       Kirkpatrick & Lockhart LLP (law
                                                                       firm), Associate (prior to April
                                                                       2003); Nvest Services Company,
                                                                       Assistant Vice President and
                                                                       Associate Counsel (prior to
                                                                       January 2001)

Jeffrey N. Carp(3)              Secretary and      September 2004      Massachusetts Financial Services
(born 12/19/56)                 Clerk                                  Company, Executive Vice President,
                                                                       General Counsel and Secretary (since
                                                                       April 2004); Hale and Dorr LLP (law
                                                                       firm), Partner (prior to April 2004)

Ethan D. Corey(3)               Assistant          July 2005           Massachusetts Financial Services
(born 11/21/63)                 Secretary and                          Company, Special Counsel (since
                                Assistant Clerk                        December 2004); Dechert LLP (law
                                                                       firm), Counsel (prior to December
                                                                           2004)

David L. DiLorenzo(3)           Assistant          July 2005           Massachusetts Financial Services
(born 8/10/68)                  Treasurer                              Company, Vice President (since
                                                                       June 2005); JP Morgan Investor
                                                                       Services, Vice President (January
                                                                       2001 to June 2005); State Street
                                                                       Bank, Vice President and Corporate
                                                                       Audit Manager (prior to January
                                                                       2001)

Timothy M. Fagan(3)             Assistant          September 2005      Massachusetts Financial Services
(born 7/10/68)                  Secretary and                          Company, Vice President and Senior
                                Assistant Clerk                        Counsel (since September 2005);
                                                                       John Hancock Advisers, LLC, Vice
                                                                       President and Chief Compliance
                                                                       Officer (September 2004 to August
                                                                       2005), Senior Attorney (prior to
                                                                       September 2004); John Hancock
                                                                       Group of Funds, Vice President and
                                                                       Chief Compliance Officer
                                                                       (September 2004 to December 2004)

Mark D. Fischer(3)              Assistant          July 2005           Massachusetts Financial Services
(born 10/27/70)                 Treasurer                              Company, Vice President (since May
                                                                       2005); JP Morgan Investment
                                                                       Management Company, Vice President
                                                                       (prior to May 2005)

Brian T. Hourihan(3)            Assistant          September 2004      Massachusetts Financial Services
(born 11/11/64)                 Secretary and                          Company, Vice President, Senior
                                Assistant Clerk                        Counsel and Assistant Secretary
                                                                       (since June 2004); Affiliated
                                                                       Managers Group, Inc., Chief Legal
                                                                       Officer/Centralized Compliance
                                                                       Program (January to April 2004);
                                                                       Fidelity Research & Management
                                                                       Company, Assistant General Counsel
                                                                       (prior to January 2004)

Ellen Moynihan(3)               Assistant          April 1997          Massachusetts Financial Services
(born 11/13/57)                 Treasurer                              Company, Vice President

Susan S. Newton(3)              Assistant          May 2005            Massachusetts Financial Services
(born 03/07/50)                 Secretary and                          Company, Senior Vice President and
                                Assistant Clerk                        Associate General Counsel (since
                                                                       April 2005); John Hancock
                                                                       Advisers, LLC, Senior Vice
                                                                       President, Secretary and Chief
                                                                       Legal Officer (prior to April
                                                                       2005); John Hancock Group of
                                                                       Funds, Senior Vice President,
                                                                       Secretary and Chief Legal Officer
                                                                       (prior to April 2005)

Susan A. Pereira(3)             Assistant          July 2005           Massachusetts Financial Services
(born 11/05/70)                 Secretary and                          Company, Vice President and Senior
                                Assistant Clerk                        Counsel (since June 2004); Bingham
                                                                       McCutchen LLP (law firm),
                                                                       Associate (January 2001 to June
                                                                       2004); Preti, Flaherty, Beliveau,
                                                                       Pachios & Haley, LLC, Associate
                                                                       (prior to January 2001)

Frank L. Tarantino              Independent Chief  June 2004           Tarantino LLC (provider of
(born 03/07/44)                 Compliance                             compliance services), Principal
                                Officer                                (since June 2004); CRA Business
                                                                       Strategies Group (consulting
                                                                       services), Executive Vice
                                                                       President (April 2003 to June
                                                                       2004); David L. Babson & Co.
                                                                       (investment adviser), Managing
                                                                       Director, Chief Administrative
                                                                       Officer and Director (February
                                                                       1997 to March 2003)

James O. Yost(3)                Assistant          September 1990      Massachusetts Financial Services
(born 06/12/60)                 Treasurer                              Company, Senior Vice President
------------
(1) Date first appointed to serve as Trustee/officer of an MFS fund. Each Trustee has served continuously since appointment unless indicated otherwise.
(2) Directorships or trusteeships of companies required to report to the Securities and Exchange Commission
    (i.e., "public companies").
(3) "Interested person" of the Trust within the meaning of the Investment Company Act of 1940 (referred to as the 1940 Act), which is the principal federal law governing investment companies like the fund, as a result of position with MFS. The address of MFS is 500 Boylston Street, Boston, Massachusetts 02116.

Each Trustee has been elected by shareholders and each Trustee and officer holds office until his or her successor is chosen and qualified or until his or her earlier death, resignation, retirement or removal.
Messrs. Ives and Sherratt and Mses. Lane and Thomsen are members of the Trust's Audit Committee.

Each of the Trust's Trustees and officers holds comparable positions with certain other funds of which MFS or a subsidiary is the investment adviser or distributor, and, in the case of the officers, with certain affiliates of MFS. As of December 31, 2004, each Trustee served as a board member of 99 funds within the MFS
Family of Funds.

The Trust held a shareholders' meeting in 2005, and will hold a shareholders' meeting at least once every five years thereafter, to elect Trustees.

The Statement of Additional Information contains further information about the Trustees and is available without charge upon request by calling 1-800-225-2606.
-----------------------------------------------------------------------------------------------------------

INVESTMENT ADVISER                                      CUSTODIANS
Massachusetts Financial Services Company                State Street Bank and Trust Company
500 Boylston Street, Boston, MA 02116-3741              225 Franklin Street, Boston, MA 02110

                                                        JP Morgan Chase Bank
DISTRIBUTOR                                             One Chase Manhattan Plaza
MFS Fund Distributors, Inc.                             New York, New York 10081
500 Boylston Street, Boston, MA 02116-3741
                                                        INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
PORTFOLIO MANAGERS                                      Ernst & Young LLP
Maura A. Shaughnessy                                    200 Clarendon Street, Boston, MA 02116
Robert D. Persons

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested ("independent") Trustees, voting separately, annually approve the continuation of the Fund's investment advisory agreement with MFS. The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting. In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2005 ("contract review meetings") for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the "MFS Funds"). The independent Trustees were assisted in their evaluation of the Fund's investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings. The independent Trustees were also assisted in this process by the MFS Funds' Independent Chief Compliance Officer, a full-time senior officer appointed by and reporting to the independent Trustees.

In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review. As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.

In connection with their contract review meetings, the Trustees received and relied upon materials which included, among other items: (i) information provided by Lipper Inc. on the investment performance of the Fund for various time periods ended December 31, 2004 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the "Lipper performance universe"), as well as the investment performance of a group of funds identified by objective criteria suggested by MFS ("peer funds"), (ii) information provided by Lipper Inc. on the Fund's advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Lipper (the "Lipper expense group"), as well as the advisory fees and other expenses of peer funds identified by objective criteria suggested by MFS, (iii) information provided by MFS on the advisory fees of comparable portfolios of other clients of MFS, including institutional separate account and other clients, (iv) information as to whether and to what extent applicable expense waivers, reimbursements or fee "breakpoints" are observed for the Fund, (v) information regarding MFS' financial results and financial condition, including MFS' and certain of its affiliates' estimated profitability from services performed for the Fund and the MFS Funds as a whole, (vi) MFS' views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii) information regarding the overall organization of MFS, including information about MFS' senior management and other personnel providing investment advisory, administrative and other services to the Fund and the other MFS Funds. The comparative performance, fee and expense information prepared and provided by Lipper Inc. was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.

The Trustees' conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees' deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than others, and that the Trustees' conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.

Based on information provided by Lipper Inc. and MFS, the Trustees reviewed the Fund's total return investment performance as well as the performance of peer groups of funds over various time periods. The Trustees placed particular emphasis on the total return performance of the Fund's Class A shares in comparison to the performance of funds in its Lipper performance universe over the three-year period ended December 31, 2004, which the Trustees believed was a long enough period to reflect differing market conditions. The Fund's performance was in the 7th percentile relative to the other funds in the universe for this three-year period (the 1st percentile being the best performers and the 100th percentile being the worst performers). The total return performance of the Fund's Class A shares was in the 11th percentile for the one-year period and the 32nd percentile for the five-year period ended December 31, 2004 relative to the Lipper performance universe. Because of the passage of time, these performance results are likely to differ from the performance results for more recent periods, including those shown elsewhere in this report.

In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund's performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS' responses and efforts relating to investment performance.

In assessing the reasonableness of the Fund's advisory fee, the Trustees considered, among other information, the Fund's advisory fee and the total expense ratio of the Fund's Class A shares as a percentage of average net assets and the advisory fee and total expense ratios of peer groups of funds based on information provided by Lipper Inc. and MFS. The Trustees considered whether the Fund was subject to any fee waivers or reductions or expense limitations. The Trustees also considered that, according to the Lipper data, the Fund's effective advisory fee rate and total expense ratio were each approximately at the Lipper expense group median.

The Trustees also considered the advisory fees charged by MFS to institutional accounts. In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Fund in comparison to institutional accounts, the higher demands placed on MFS' investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Fund, and the impact on MFS and expenses associated with the more extensive regulatory regime to which the Fund is subject in comparison to institutional accounts.

The Trustees also considered whether the Fund is likely to benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund. They noted that the Fund's advisory fee rate schedule is currently subject to a breakpoint that reduces the Fund's advisory fee rate on net assets over $3 billion. Taking into account fee waivers or reductions or expense limitations, if any, the Trustees concluded that the existing breakpoint was sufficient to allow the Fund to benefit from economies of scale as its assets grow.

The Trustees also considered information prepared by MFS relating to MFS' costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS' methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.

After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that the advisory fees charged to the Fund represent reasonable compensation in light of the nature and quality of the services being provided by MFS to the Fund.

In addition, the Trustees considered MFS' resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund. The Trustees also considered current and developing conditions in the financial services industry, including the entry into the industry of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies. In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc. The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser which also serves other investment companies as well as other accounts.

The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Fund pays to MFS Fund Distributors, Inc., an affiliate of MFS. The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund's behalf, including securities lending programs, directed expense payment programs, class action recovery programs, and MFS' interaction with third-party service providers, principally custodians and sub-custodians. The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Funds were satisfactory.

The Trustees also considered benefits to MFS from the use of the Fund's portfolio brokerage commissions to pay for research and other similar services (including MFS' general policy to pay directly for third-party research), and various other factors. Additionally, the Trustees considered so-called "fall-out benefits" to MFS such as reputational value derived from serving as investment manager to the Fund.

Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including a majority of the independent Trustees, concluded that the Fund's investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2005.

A discussion regarding the Board's most recent review and renewal of the Fund's investment advisory agreement will be available on or before December 1, 2005 by clicking on the fund's name under "Select a fund" on the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds' proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q may be reviewed and copied at the:
  Public Reference Room
  Securities and Exchange Commission
  Washington, D.C. 20549-0102

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. The fund's Form N-Q is available on the EDGAR database on the Commission's Internet Web site at http:// www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

A shareholder can also obtain the quarterly portfolio holdings report at mfs.com.

FEDERAL TAX INFORMATION (unaudited)

In January 2006, shareholders will be mailed a Form 1099-DIV reporting the federal tax status of all distributions paid during the calendar year 2005.

For the year ended October 31, 2005, the amount of distributions from income eligible for the 70% dividends received deduction for corporations is 77.96%.

The fund hereby designates the maximum amount allowable as qualified dividend income eligible for a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. Complete information will be reported in conjunction with your 2005 Form 1099-DIV.

CONTACT INFORMATION

INVESTOR SERVICE

Write to us at: MFS Service Center, Inc.
                P.O. Box 55824
                Boston, MA 02205-5824

Type of Information            Phone number           Hours, Eastern Time
-------------------------------------------------------------------------------
General information            1-800-225-2606         8 a.m. to 8 p.m., any
                                                      business day
-------------------------------------------------------------------------------
Speech- or hearing-impaired    1-800-637-6576         9 a.m. to 5 p.m., any
                                                      business day
-------------------------------------------------------------------------------
Shares prices, account         1-800-MFS-TALK
balances exchanges             (1-800-637-8255)       24 hours a day, 365 days a
or stock and bond outlooks     touch-tone required    year
-------------------------------------------------------------------------------


M F S(SM)
INVESTMENT MANAGEMENT(R)

(C) 2005 MFS Investment Management(R)
MFS(R) investment products are offered through MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116.
                                                             MMU-ANN-12/05 64M

MFS(R) GLOBAL TOTAL RETURN FUND                                        10/31/05

ANNUAL REPORT
-------------------------------------------------------------------------------

LETTER FROM THE CEO                               1
---------------------------------------------------
PORTFOLIO COMPOSITION                             2
---------------------------------------------------
MANAGEMENT REVIEW                                 3
---------------------------------------------------
PERFORMANCE SUMMARY                               5
---------------------------------------------------
EXPENSE TABLE                                     8
---------------------------------------------------
PORTFOLIO OF INVESTMENTS                         10
---------------------------------------------------
FINANCIAL STATEMENTS                             20
---------------------------------------------------
NOTES TO FINANCIAL STATEMENTS                    31
---------------------------------------------------
REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM                           43
---------------------------------------------------
TRUSTEES AND OFFICERS                            44
---------------------------------------------------
BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT    49
---------------------------------------------------
PROXY VOTING POLICIES AND INFORMATION            53
---------------------------------------------------
QUARTERLY PORTFOLIO DISCLOSURE                   53
---------------------------------------------------
FEDERAL TAX INFORMATION                          53
---------------------------------------------------
CONTACT INFORMATION                      BACK COVER

---------------------------------------------------

THE REPORT IS PREPARED FOR THE GENERAL INFORMATION OF
SHAREHOLDERS. IT IS AUTHORIZED FOR DISTRIBUTION TO
PROSPECTIVE INVESTORS ONLY WHEN PRECEDED OR
ACCOMPANIED BY A CURRENT PROSPECTUS.
                                                       M F S(SM)
                                                       INVESTMENT MANAGEMENT(R)

LETTER FROM THE CEO

[Photo of Robert J. Manning]

Dear Shareholders,
Most investors are familiar with the basic principles of investing - focus on the long term and keep your assets diversified across different investment categories. Still, it is surprising how often we forget these basic lessons. Certainly, the dot-com euphoria that overtook Wall Street in the late 1990s had many people hoping they could become millionaires overnight. But the market decline that started in the spring of 2000 taught everyone how misguided those hopes had been.

Now, less than five years after the market taught a harsh lesson in the follies of speculative investing, we are seeing a number of trends that suggest many investors, including professionals, are hoping for overnight miracles again. We see a steady stream of market "gurus" on television news shows, promising to teach amateur investors the strategies that will allow them to get rich quick. Hedge funds - which by their nature move in and out of investments rapidly - have soared in popularity over the past five years. We are reminded every day that we live in a "what have you done for me lately?" world, but this mindset should not influence how we invest and manage our money. In fact, investors often fall short of their goals because they trade in and out of investments too frequently and at inopportune times.

Throughout our entire 80-year history, MFS" money management process has focused on long-term investment opportunities. We firmly believe that one of the best ways to realize long-term financial goals - be it a college education, a comfortable retirement, or a secure family legacy - is to follow a three-pronged approach that focuses on longer time horizons. Allocate holdings across the major asset classes - including stocks, bonds, and cash. Diversify within each class to take advantage of different market segments and investing styles. And rebalance assets regularly to maintain a desired asset allocation.*

This long-term approach requires diligence and patience, two traits that in our experience are essential to capitalizing on the many opportunities the financial markets can offer.

    Respectfully,

/s/ Robert J. Manning

    Robert J. Manning
    Chief Executive Officer and Chief Investment Officer
    MFS Investment Management(R)

   December 15, 2005

* Asset allocation, diversification, and rebalancing does not guarantee a profit or protect against a loss. The opinions expressed in this letter are those of MFS, and no forecasts can be guaranteed.

              PORTFOLIO COMPOSITION

              PORTFOLIO STRUCTURE*

              Stocks                                    59.1%
              Bonds                                     34.5%
              Cash & Other Net Assets                    6.1%
              Preferred Stocks                           0.3%

              TOP TEN EQUITY SECURITIES AS A
              PERCENT OF EQUITY HOLDINGS

              TOTAL S.A., ADR                            2.5%
              -----------------------------------------------
              Nestle S.A.                                2.3%
              -----------------------------------------------
              Bank of America Corp.                      2.1%
              -----------------------------------------------
              Vodafone Group PLC                         2.1%
              -----------------------------------------------
              Goldman Sachs Group, Inc.                  1.9%
              -----------------------------------------------
              Altria Group, Inc.                         1.7%
              -----------------------------------------------
              BP PLC, ADR                                1.6%
              -----------------------------------------------
              MetLife, Inc.                              1.6%
              -----------------------------------------------
              Citigroup, Inc.                            1.6%
              -----------------------------------------------
              Conocophillips                             1.6%
              -----------------------------------------------

              TOP TEN FIXED INCOME SECURITIES AS A
              PERCENT OF FIXED INCOME HOLDINGS*

              United Kingdom Treasury,
              5.75%, 2009                                6.7%
              -----------------------------------------------
              Federal Republic of Germany,
              6.25%, 2030                                3.9%
              -----------------------------------------------
              United Kingdom Treasury,
              8.0%, 2015                                 3.4%
              -----------------------------------------------
              Development Bank of Japan,
              1.6%, 2014                                 3.3%
              -----------------------------------------------
              Republic of Finland, 3.0%, 2008            3.3%
              -----------------------------------------------
              Government of New Zealand,
              6.5%, 2013                                 3.2%
              -----------------------------------------------
              Kingdom of Spain, 6.0%, 2008               3.1%
              -----------------------------------------------
              Federal Republic of Germany,
              6.25%, 2024                                2.9%
              -----------------------------------------------
              Republic of Ireland, 4.25%, 2007           2.9%
              -----------------------------------------------
              Republic of France, 4.75%, 2007            2.8%
              -----------------------------------------------

              TOP 5 EQUITY SECTORS

              Financial Services                        14.7%
              -----------------------------------------------
              Utilities & Communications                 8.7%
              -----------------------------------------------
              Energy                                     6.5%
              -----------------------------------------------
              Consumer Staples                           6.3%
              -----------------------------------------------
              Health Care                                4.1%
              -----------------------------------------------

              TOP 5 FIXED INCOME MARKET SECTORS
              AS A PERCENT OF FIXED INCOME HOLDINGS*

              Non U.S. Government Bonds                 68.6%
              -----------------------------------------------
              Cash & Other Net Assets                   13.8%
              -----------------------------------------------
              U.S. Treasury Securities                   6.2%
              -----------------------------------------------
              Commercial Mortgage-Backed
              Securities                                 3.7%
              -----------------------------------------------
              U.S. Government Agencies                   3.3%
              -----------------------------------------------

              COUNTRY WEIGHTINGS*

              United States                             39.0%
              -----------------------------------------------
              Great Britain                             12.0%
              -----------------------------------------------
              Japan                                      9.7%
              -----------------------------------------------
              France                                     8.9%
              -----------------------------------------------
              Germany                                    6.1%
              -----------------------------------------------
              Spain                                      3.4%
              -----------------------------------------------
              Switzerland                                2.7%
              -----------------------------------------------
              Canada                                     2.3%
              -----------------------------------------------
              Norway                                     2.0%
              -----------------------------------------------
              Other                                     13.9%
              -----------------------------------------------

* For purposes of this graphical presentation, the bond component includes both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.

Percentages are based on net assets as of 10/31/05.

The portfolio is actively managed, and current holdings may be different.

MANAGEMENT REVIEW

SUMMARY OF RESULTS

For the twelve months ended October 31, 2005, Class A shares of the MFS Global Total Return Fund provided a total return of 8.26%, at net asset value. In comparison, the fund's benchmark, the Standard & Poor's 500 Stock Index (the S&P 500) returned 8.71%. The fund's other benchmark, a blended benchmark comprised of 60% of the Morgan Stanley Capital International (MSCI) World Index and 40% of the J.P. Morgan Global Government Bond Index, provided a total return of 7.19%.

DETRACTORS FROM PERFORMANCE

In the equity portion of the fund, financial services, retailing, and basic materials sectors detracted from performance relative to the MSCI World Index during the period. In financial services, stock selection was the key driver for underperformance. Home mortgage lender Fannie Mae was the fund's largest individual detractor over the period.

Although our underweighted position in the retailing sector aided performance, weak stock selection within this group held back the sector's overall results. UK-based supermarkets chain William Morrison (not an index constituent) and clothing retailer Gap were among the top detractors within the sector. Stock selection in the basic materials sector also dampened relative results. Global forest products company International Paper was among the fund's top detractors.

Stocks in other sectors that hampered relative results included newspaper publisher Tribune, home improvement manufacturer Masco, media giant Viacom, and telecom services provider Verizon.

During the reporting period, our equity currency exposure was a significant detractor from the portfolio's relative performance. The cash position in the equity portion of the fund was also a detractor from relative performance. As with nearly all mutual funds, this portfolio holds cash to buy new holdings and to provide liquidity. In a period when equity markets rose as measured by the fund's benchmark, holding cash hurt performance versus the benchmark, which has no cash position.

For the fixed income portion of the portfolio, the fund's underweighted position in Japanese bonds dampened investment results relative to the J.P. Morgan Global Government Bond Index.

CONTRIBUTORS TO PERFORMANCE

The energy, utilities and communications, and technology sectors contributed to the fund's relative results over the period. Stock selection and, to a lesser extent, our overweighted position in the energy sector boosted results. Oil and gas company ConocoPhillips (not an index constituent), Norway's oil and gas market giant Statoil*, Canadian energy company Encana, and global seamless steel pipe manufacturer Tenaris* (not an index constituent) were among the fund's top contributors over the period.

In utilities and communications, stock selection bolstered the fund's relative performance. Fortum Oyj*, a Finnish electric utility company, was the largest individual contributor to relative results. UK-based mobile phone operator O2 (not an index constituent) also boosted returns during the period.

Our underweighted position in the technology sector proved advantageous as the sector underperformed the overall benchmark. Stock selection also helped, although no individual stocks in this sector were among the top contributors.

Stocks in other sectors that aided relative results included Japan's leading commercial broadcaster Tokyo Broadcasting Systems* and tobacco company Altria Group. Our underweighted position in pharmaceutical giant Pfizer, which significantly underperformed the benchmark, also helped relative performance.

In the fixed income portion of the portfolio, the fund's yield curve positioning in North America (United States in particular), Europe, and Asia Pacific was the major driver of strong results relative to the J.P. Morgan Global Government Bond Index. Among U.S. bonds, the fund benefited from positive sector selection, particularly from our holdings of TIPS (Treasury Inflation Protected Securities). The cash position in the fixed income portion of the fund, which was a result of the bond portion's duration underweight relative to the benchmark, also boosted relative performance. Currency exposure to Australia, the Czech Republic, Japan, and Poland further enhanced results.

* Security was not held in the portfolio at period-end.

Respectfully,

Steven Gorham                           Erik Weisman
Portfolio Manager                       Portfolio Manager

Matthew W. Ryan                         Barnaby Wiener
Portfolio Manager                       Portfolio Manager

The views expressed in this report are those of the portfolio managers only through the end of the period of the report as stated on the cover and do not necessarily reflect the views of MFS or any other person in the MFS organization. These views are subject to change at any time based on market and other conditions, and MFS disclaims any responsibility to update such views. These views may not be relied upon as investment advice or an indication of trading intent on behalf of any MFS Fund. References to specific securities are not recommendations of such securities, and may not be representative of any MFS Fund's current or future investments.

PERFORMANCE SUMMARY THROUGH 10/31/05

The following chart illustrates the historical performance of the fund's original share class in comparison to its benchmark and the fund's supplemental benchmark. Performance results include the deduction of the maximum applicable sales charge and reflect the percentage change in net asset value, including reinvestment of dividends and capital gains distributions. Benchmark comparisons are unmanaged and do not reflect any fees or expenses. The performance of other share classes will be greater than or less than the line shown. (See Notes to Performance Summary.)

VISIT MFS.COM FOR THE MOST RECENT MONTH-END PERFORMANCE RESULTS. (FOR THE MOST RECENT MONTH-END PERFORMANCE FOR CLASS I SHARES CALL 1-888-808-6374.) MARKET VOLATILITY CAN SIGNIFICANTLY AFFECT SHORT-TERM PERFORMANCE, AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE PERFORMANCE SHOWN DOES NOT REFLECT THE DEDUCTION OF TAXES, IF ANY, THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT

                                                            60% MSCI
                                                              World
                                                            40% J.P.
                                                             Morgan
                   MFS Global                                Global
                  Total Return       Standard & Poor's     Government
                 Fund -- Class A      500 Stock Index      Bond Index

        10/95       $ 9,525              $10,000            $10,000
        10/96        11,055               12,408             11,220
        10/97        12,791               16,391             12,516
        10/98        14,619               19,995             14,384
        10/99        15,344               25,127             16,276
        10/00        16,535               26,657             16,106
        10/01        15,479               20,022             14,059
        10/02        15,321               17,000             13,314
        10/03        17,787               20,534             15,992
        10/04        20,799               22,466             17,944
        10/05        22,517               24,424             19,233

TOTAL RETURNS THROUGH 10/31/05

AVERAGE ANNUAL WITHOUT SALES CHARGE

    Share class        Class inception date        1-yr       5-yr       10-yr
------------------------------------------------------------------------------
         A                    9/04/90              8.26%      6.37%      8.98%
------------------------------------------------------------------------------
         B                    9/07/93              7.56%      5.68%      8.27%
------------------------------------------------------------------------------
         C                    1/03/94              7.59%      5.68%      8.28%
------------------------------------------------------------------------------
         I                    1/02/97              8.65%      6.74%      9.33%
------------------------------------------------------------------------------
         R                   12/31/02              8.08%      6.30%      8.95%
------------------------------------------------------------------------------
        R1                    4/01/05              7.46%      5.66%      8.26%
------------------------------------------------------------------------------
        R2                    4/01/05              7.69%      5.70%      8.29%
------------------------------------------------------------------------------
        R3                   10/31/03              7.87%      5.79%      8.33%
------------------------------------------------------------------------------
        R4                    4/01/05              8.24%      6.37%      8.98%
------------------------------------------------------------------------------
        R5                    4/01/05              8.39%      6.40%      9.00%
------------------------------------------------------------------------------

AVERAGE ANNUAL

Comparative benchmarks
------------------------------------------------------------------------------
Average global flexible portfolio funds+          11.20%      4.74%      8.61%
------------------------------------------------------------------------------
Standard & Poor's 500 Stock Index#                 8.71%     -1.73%      9.34%
------------------------------------------------------------------------------
60% MSCI World Index/40% J.P. Morgan Global
Government Bond Index#                             7.19%      3.61%      6.76%
------------------------------------------------------------------------------

AVERAGE ANNUAL WITH SALES CHARGE

    Share class
------------------------------------------------------------------------------
         A                                         3.12%      5.34%      8.46%
------------------------------------------------------------------------------
         B                                         3.65%      5.35%      8.27%
------------------------------------------------------------------------------
         C                                         6.61%      5.68%      8.28%
------------------------------------------------------------------------------

Class I, R, R1, R2, R3, R4, and R5 shares do not have a sales charge. Please see Notes to Performance Summary for more details.

+ Source: Lipper Inc., an independent firm that reports mutual fund performance.
# Source: Standard & Poor's Micropal, Inc.

INDEX DEFINITIONS

S&P 500 Stock Index - is a capitalization-weighted index of 500 widely held equity securities, designed to measure broad U.S. equity performance.

60% - The MSCI World Index is a market capitalization index that is designed to measure global developed market equity performance, and 40% - the JP Morgan Global Government Bond Index measures developed government bond markets around the world.

It is not possible to invest directly in an index.

NOTES TO PERFORMANCE SUMMARY

Class A results including sales charge reflect the deduction of the maximum 4.75% sales charge. Class B results including sales charge reflect the deduction of the applicable contingent deferred sales charge (CDSC), which declines over six years from 4% to 0%. Class C results including sales charge (assuming redemption within one year from the end of the prior month of purchase) reflect the deduction of the 1% CDSC. Class R shares have no initial sales charge or CDSC and are available only to existing Class R shareholders. Class I, R1, R2, R3, R4, and R5 shares have no initial sales charge or CDSC. Class I shares are only available to certain eligible investors, and Class R1, R2, R3, R4, and R5 shares are only available to certain retirement plans.

Performance for Classes I, R, R4, and R5 shares includes the performance of the fund's Class A shares for periods prior to their offering. Performance for Classes R1, R2, and R3 shares includes the performance of the fund's Class B shares for periods prior to their offering. This blended class performance has been adjusted to take into account differences in sales loads, if any, applicable to these share classes, but has not been adjusted to take into account differences in class specific operating expenses (such as Rule 12b-1 fees). Compared to performance these share classes would have experienced had they been offered for the entire period, the use of blended performance generally results in higher performance for share classes with higher operating expenses than the share class to which it is blended, and lower performance for share classes with lower operating expenses than the share class to which it is blended.

Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund's performance results would be less favorable. Please see the prospectus and financial statements for complete details.

From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

EXPENSE TABLE

FUND EXPENSES BORNE BY THE SHAREHOLDERS DURING THE PERIOD,
MAY 1, 2005 THROUGH OCTOBER 31, 2005.

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments and redemption fees on certain exchanges and redemptions, and
(2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period May 1, 2005 through October 31, 2005.

ACTUAL EXPENSES

The first line for each share class in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line for each share class in the table below provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

--------------------------------------------------------------------------------
                                                                       Expenses
                                                                     Paid During
                         Annualized    Beginning        Ending         Period**
                           Expense   Account Value   Account Value     5/01/05-
Share Class                 Ratio       5/01/05        10/31/05       10/31/05
--------------------------------------------------------------------------------
           Actual           1.42%     $1,000.00        $1,019.30        $7.23
    A      ---------------------------------------------------------------------
           Hypothetical*    1.42%     $1,000.00        $1,018.05        $7.22
--------------------------------------------------------------------------------
           Actual           2.08%     $1,000.00        $1,015.80       $10.57
    B     ----------------------------------------------------------------------
           Hypothetical*    2.08%     $1,000.00        $1,014.72       $10.56
--------------------------------------------------------------------------------
           Actual           2.07%     $1,000.00        $1,016.10       $10.52
    C      ---------------------------------------------------------------------
           Hypothetical*    2.07%     $1,000.00        $1,014.77       $10.51
--------------------------------------------------------------------------------
           Actual           1.07%     $1,000.00        $1,020.80        $5.45
    I      ---------------------------------------------------------------------
           Hypothetical*    1.07%     $1,000.00        $1,019.81        $5.45
--------------------------------------------------------------------------------
           Actual           1.56%     $1,000.00        $1,018.40        $7.94
    R      ---------------------------------------------------------------------
           Hypothetical*    1.56%     $1,000.00        $1,017.34        $7.93
--------------------------------------------------------------------------------
           Actual           2.25%     $1,000.00        $1,014.90       $11.43
    R1     ---------------------------------------------------------------------
           Hypothetical*    2.25%     $1,000.00        $1,013.86       $11.42
--------------------------------------------------------------------------------
           Actual           1.94%     $1,000.00        $1,017.00        $9.86
    R2     ---------------------------------------------------------------------
           Hypothetical*    1.94%     $1,000.00        $1,015.43        $9.86
--------------------------------------------------------------------------------
           Actual           1.80%     $1,000.00        $1,017.80        $9.15
    R3     ---------------------------------------------------------------------
           Hypothetical*    1.80%     $1,000.00        $1,016.13        $9.15
--------------------------------------------------------------------------------
           Actual           1.47%     $1,000.00        $1,019.10        $7.48
    R4     ---------------------------------------------------------------------
           Hypothetical*    1.47%     $1,000.00        $1,017.80        $7.48
--------------------------------------------------------------------------------
           Actual           1.17%     $1,000.00        $1,020.50        $5.96
    R5     ---------------------------------------------------------------------
           Hypothetical*    1.17%     $1,000.00        $1,019.31        $5.96
--------------------------------------------------------------------------------

 * 5% class return per year before expenses.

** Expenses paid is equal to each class" annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher.

Effective October 1, 2005 the fund's Class R1, Class R2, and Class R3 retirement plan administration and service fee was reduced (as described in Note 3 of the Notes to the Financial Statements). Had this fee reduction been in effect throughout the entire six month period, the annualized expense ratio would have been 2.17%, 1.82%, and 1.72% for Class R1, Class R2, and Class R3, respectively, and the actual expenses paid during the period would have been approximately $11.03, $9.26, and $8.75 for Class R1, Class R2, and Class R3, respectively.

PORTFOLIO OF INVESTMENTS - 10/31/05

The Portfolio of Investments is a complete list of all securities owned by your fund.
It is categorized by broad-based asset classes.

Stocks - 59.1%
----------------------------------------------------------------------------------------------------
ISSUER                                                                       SHARES          $ VALUE
----------------------------------------------------------------------------------------------------
Aerospace - 1.9%
----------------------------------------------------------------------------------------------------
Lockheed Martin Corp.                                                        67,960     $  4,115,658
Northrop Grumman Corp.                                                       79,750        4,278,588
United Technologies Corp.                                                    39,600        2,030,688
                                                                                        ------------
                                                                                        $ 10,424,934
----------------------------------------------------------------------------------------------------
Alcoholic Beverages - 0.5%
----------------------------------------------------------------------------------------------------
Diageo PLC                                                                  208,250     $  3,075,831
----------------------------------------------------------------------------------------------------
Apparel Manufacturers - 0.3%
----------------------------------------------------------------------------------------------------
Sanyo Shokai Ltd.^                                                          234,000     $  1,552,292
----------------------------------------------------------------------------------------------------
Automotive - 2.2%
----------------------------------------------------------------------------------------------------
Autoliv, Inc.^                                                               32,670     $  1,405,957
Bayerische Motoren Werke AG                                                  52,060        2,258,942
Compagnie Generale des Etablissements Michelin                               20,190        1,090,001
Hyundai Mobis                                                                15,500        1,232,280
PSA Peugeot Citroen S.A.^                                                    25,910        1,574,591
Renault S.A.^                                                                17,180        1,487,830
Toyota Motor Corp.                                                           66,600        3,038,849
                                                                                        ------------
                                                                                        $ 12,088,450
----------------------------------------------------------------------------------------------------
Banks & Credit Companies - 9.0%
----------------------------------------------------------------------------------------------------
Aiful Corp.                                                                  26,050     $  1,940,739
American Express Co.                                                         33,820        1,683,221
Bank of America Corp.                                                       163,026        7,130,757
BNP Paribas                                                                  34,260        2,597,408
Citigroup, Inc.                                                             116,346        5,326,320
Credit Agricole S.A.^                                                       114,780        3,363,856
Fannie Mae                                                                   62,540        2,971,901
Freddie Mac                                                                  15,340          941,109
ING Groep N.V.                                                               46,800        1,349,128
Irish Life & Permanent PLC                                                   68,030        1,198,699
MBNA Corp.                                                                   39,350        1,006,180
Nordea Bank AB                                                              233,840        2,295,145
PNC Financial Services Group, Inc.                                           39,050        2,370,726
Royal Bank of Scotland Group PLC                                            107,305        2,968,573
Shinhan Financial Group Co., Ltd.                                            42,190        1,406,333
Shinsei Bank Ltd.                                                           339,000        1,963,360
SunTrust Banks, Inc.                                                         50,960        3,693,581
Takefuji Corp.                                                               66,050        4,602,926
Wells Fargo & Co.                                                            25,580        1,539,916
                                                                                        ------------
                                                                                        $ 50,349,878
----------------------------------------------------------------------------------------------------
Broadcast & Cable TV - 0.9%
----------------------------------------------------------------------------------------------------
PagesJaunes S.A.                                                             79,990     $  2,061,420
Premiere AG^*                                                                24,310          699,632
Viacom, Inc., "B"                                                            66,146        2,048,542
                                                                                        ------------
                                                                                        $  4,809,594
----------------------------------------------------------------------------------------------------
Brokerage & Asset Managers - 2.2%
----------------------------------------------------------------------------------------------------
Ameriprise Financial, Inc.                                                    6,764     $    251,756
Franklin Resources, Inc.                                                     14,140        1,249,552
Goldman Sachs Group, Inc.                                                    51,150        6,463,826
Lehman Brothers Holdings, Inc.                                               10,910        1,305,600
Mellon Financial Corp.                                                       56,890        1,802,844
Merrill Lynch & Co., Inc.                                                    20,220        1,309,043
                                                                                        ------------
                                                                                        $ 12,382,621
----------------------------------------------------------------------------------------------------
Business Services - 0.5%
----------------------------------------------------------------------------------------------------
Accenture Ltd., "A"                                                         108,460     $  2,853,583
----------------------------------------------------------------------------------------------------
Chemicals - 1.8%
----------------------------------------------------------------------------------------------------
Dow Chemical Co.                                                             34,920     $  1,601,431
E.I. du Pont de Nemours & Co.                                                37,880        1,579,217
Nalco Holding Co.*                                                           43,840          745,280
PPG Industries, Inc.                                                         37,230        2,232,683
Syngenta AG                                                                  36,240        3,880,501
                                                                                        ------------
                                                                                        $ 10,039,112
----------------------------------------------------------------------------------------------------
Computer Software - 0.2%
----------------------------------------------------------------------------------------------------
Oracle Corp.*                                                               100,800     $  1,278,144
----------------------------------------------------------------------------------------------------
Construction - 1.6%
----------------------------------------------------------------------------------------------------
Geberit AG                                                                    2,540     $  1,757,425
Italcementi S.p.A.                                                          185,890        2,072,198
Masco Corp.                                                                 117,280        3,342,480
Sekisui Chemical Co. Ltd.                                                   281,000        1,769,908
                                                                                        ------------
                                                                                        $  8,942,011
----------------------------------------------------------------------------------------------------
Consumer Goods & Services - 0.9%
----------------------------------------------------------------------------------------------------
Kimberly-Clark Corp.                                                         24,720     $  1,405,085
Unicharm Corp.^                                                              76,000        3,428,571
                                                                                        ------------
                                                                                        $  4,833,656
----------------------------------------------------------------------------------------------------
Electrical Equipment - 0.4%
----------------------------------------------------------------------------------------------------
Cooper Industries Ltd., "A"                                                  19,510     $  1,383,064
W.W. Grainger, Inc.                                                          14,500          971,210
                                                                                        ------------
                                                                                        $  2,354,274
----------------------------------------------------------------------------------------------------
Electronics - 1.6%
----------------------------------------------------------------------------------------------------
CANON, Inc.                                                                  40,000     $  2,086,359
OMRON Corp.                                                                  58,800        1,381,895
Ricoh Co. Ltd.                                                              111,000        1,754,062
Royal Philips Electronics N.V.                                               32,330          844,801
Samsung Electronics Co. Ltd.                                                  5,380        2,844,598
                                                                                        ------------
                                                                                        $  8,911,715
----------------------------------------------------------------------------------------------------
Energy - Independent - 1.8%
----------------------------------------------------------------------------------------------------
Cairn Energy PLC*                                                            35,980     $  1,099,119
CNOOC Ltd.                                                                2,316,500        1,494,131
Devon Energy Corp.                                                           25,550        1,542,709
EnCana Corp.                                                                 55,400        2,532,571
EOG Resources, Inc.                                                          18,570        1,258,675
Norsk Hydro A.S.A.                                                           23,600        2,362,722
                                                                                        ------------
                                                                                        $ 10,289,927
----------------------------------------------------------------------------------------------------
Energy - Integrated - 4.4%
----------------------------------------------------------------------------------------------------
Amerada Hess Corp.                                                           16,600     $  2,076,660
BP PLC, ADR                                                                  82,826        5,499,646
Chevron Corp.                                                                25,131        1,434,226
ConocoPhillips                                                               80,850        5,285,973
Repsol YPF S.A.^                                                             71,460        2,127,683
TOTAL S.A., ADR^                                                             66,770        8,414,355
                                                                                        ------------
                                                                                        $ 24,838,543
----------------------------------------------------------------------------------------------------
Food & Drug Stores - 1.2%
----------------------------------------------------------------------------------------------------
Carrefour S.A.                                                               74,980     $  3,334,354
Lawson, Inc.^                                                                37,500        1,433,942
William Morrison Supermarkets PLC                                           685,920        1,983,729
                                                                                        ------------
                                                                                        $  6,752,025
----------------------------------------------------------------------------------------------------
Food & Non-Alcoholic Beverages - 2.9%
----------------------------------------------------------------------------------------------------
Archer Daniels Midland Co.                                                   57,420     $  1,399,325
H.J. Heinz Co.                                                               29,040        1,030,920
Kellogg Co.                                                                  42,860        1,893,126
Kirin Beverage Corp.^                                                        56,300        1,178,006
Nestle S.A.                                                                  25,518        7,592,230
Sara Lee Corp.                                                               61,320        1,094,562
Unilever PLC                                                                185,000        1,875,070
                                                                                        ------------
                                                                                        $ 16,063,239
----------------------------------------------------------------------------------------------------
Forest & Paper Products - 0.3%
----------------------------------------------------------------------------------------------------
International Paper Co.                                                      58,880     $  1,718,118
----------------------------------------------------------------------------------------------------
Insurance - 3.5%
----------------------------------------------------------------------------------------------------
AFLAC, Inc.                                                                  14,510     $    693,288
Allstate Corp.                                                               85,460        4,511,433
Aviva PLC                                                                   222,510        2,625,224
Benfield Group PLC                                                          233,670        1,322,647
Chubb Corp.                                                                  10,160          944,575
Hartford Financial Services Group, Inc.                                      25,690        2,048,778
Jardine Lloyd Thompson Group PLC                                            235,170        1,984,227
MetLife, Inc.                                                               108,460        5,359,009
                                                                                        ------------
                                                                                        $ 19,489,181
----------------------------------------------------------------------------------------------------
Leisure & Toys - 0.5%
----------------------------------------------------------------------------------------------------
Heiwa Corp.^                                                                 68,700     $  1,112,187
Nintendo Co. Ltd.                                                            15,200        1,692,735
                                                                                        ------------
                                                                                        $  2,804,922
----------------------------------------------------------------------------------------------------
Machinery & Tools - 1.3%
----------------------------------------------------------------------------------------------------
ASSA ABLOY AB, "B"                                                          113,220     $  1,624,145
Deere & Co.                                                                  56,140        3,406,575
Fanuc Ltd.                                                                    8,900          695,940
Illinois Tool Works, Inc.                                                    19,420        1,646,039
                                                                                        ------------
                                                                                        $  7,372,699
----------------------------------------------------------------------------------------------------
Metals & Mining - 0.6%
----------------------------------------------------------------------------------------------------
Anglo American PLC                                                          117,800     $  3,479,788
----------------------------------------------------------------------------------------------------
Natural Gas - Distribution - 0.7%
----------------------------------------------------------------------------------------------------
Tokyo Gas Co. Ltd.^                                                         976,000     $  3,824,327
----------------------------------------------------------------------------------------------------
Network & Telecom - 0.3%
----------------------------------------------------------------------------------------------------
Cisco Systems, Inc.*                                                         68,300     $  1,191,835
ZTE Corp.                                                                   139,400          411,798
                                                                                        ------------
                                                                                        $  1,603,633
----------------------------------------------------------------------------------------------------
Oil Services - 0.3%
----------------------------------------------------------------------------------------------------
Noble Corp.                                                                  12,990     $    836,296
Vallourec S.A.                                                                2,500        1,123,734
                                                                                        ------------
                                                                                        $  1,960,030
----------------------------------------------------------------------------------------------------
Pharmaceuticals - 4.1%
----------------------------------------------------------------------------------------------------
Abbott Laboratories                                                          42,490     $  1,829,195
Astellas Pharma, Inc.                                                        52,800        1,882,879
AstraZeneca PLC                                                              46,750        2,094,633
Johnson & Johnson                                                            74,650        4,674,583
Merck & Co., Inc.                                                            97,720        2,757,658
Pfizer, Inc.                                                                 19,577          425,604
Roche Holdings AG                                                            12,930        1,929,507
Sanofi-Aventis^                                                              27,300        2,185,906
Schering AG                                                                  20,630        1,272,758
Tanabe Seiyaku Co. Ltd.                                                     193,000        1,854,127
Wyeth                                                                        48,860        2,177,202
                                                                                        ------------
                                                                                        $ 23,084,052
----------------------------------------------------------------------------------------------------
Printing & Publishing - 0.4%
----------------------------------------------------------------------------------------------------
Tribune Co.                                                                  29,930     $    943,094
Yell Group PLC                                                              142,610        1,116,232
                                                                                        ------------
                                                                                        $  2,059,326
----------------------------------------------------------------------------------------------------
Railroad & Shipping - 0.6%
----------------------------------------------------------------------------------------------------
Burlington Northern Santa Fe Corp.                                           15,860     $    984,272
Canadian National Railway Co.                                                32,485        2,354,513
                                                                                        ------------
                                                                                        $  3,338,785
----------------------------------------------------------------------------------------------------
Specialty Chemicals - 0.8%
----------------------------------------------------------------------------------------------------
Air Products & Chemicals, Inc.                                               30,610     $  1,752,116
L'Air Liquide S.A., Bearer Shares^                                           15,970        2,903,908
                                                                                        ------------
                                                                                        $  4,656,024
----------------------------------------------------------------------------------------------------
Specialty Stores - 0.7%
----------------------------------------------------------------------------------------------------
Gap, Inc.                                                                    92,350     $  1,595,808
NEXT PLC                                                                     53,200        1,255,332
TJX Cos., Inc.                                                               56,340        1,213,000
                                                                                        ------------
                                                                                        $  4,064,140
----------------------------------------------------------------------------------------------------
Telecommunications - Wireless - 2.0%
----------------------------------------------------------------------------------------------------
KDDI Corp.                                                                      310     $  1,768,765
O2 PLC                                                                      674,950        2,456,419
Vodafone Group PLC                                                        2,686,783        7,045,606
                                                                                        ------------
                                                                                        $ 11,270,790
----------------------------------------------------------------------------------------------------
Telephone Services - 3.1%
----------------------------------------------------------------------------------------------------
Deutsche Telekom AG^                                                        130,900     $  2,314,323
France Telecom S.A.                                                          70,800        1,839,860
KT Freetel Co. Ltd.                                                          58,080        1,246,161
Sprint Nextel Corp.                                                         194,750        4,539,623
Telecom Corp. of New Zealand Ltd.                                           352,530        1,437,956
Telefonica S.A.                                                              80,476        1,283,916
Telenor A.S.A.                                                              157,200        1,535,133
Verizon Communications, Inc.                                                 92,570        2,916,881
                                                                                        ------------
                                                                                        $ 17,113,853
----------------------------------------------------------------------------------------------------
Tobacco - 2.0%
----------------------------------------------------------------------------------------------------
Altria Group, Inc.                                                           77,730     $  5,833,637
British American Tobacco PLC                                                165,370        3,635,958
Swedish Match AB                                                            131,200        1,494,098
                                                                                        ------------
                                                                                        $ 10,963,693
----------------------------------------------------------------------------------------------------
Trucking - 0.7%
----------------------------------------------------------------------------------------------------
Singapore Post Ltd.                                                       1,086,300     $    730,587
TNT N.V.                                                                    133,000        3,138,988
                                                                                        ------------
                                                                                        $  3,869,575
----------------------------------------------------------------------------------------------------
Utilities - Electric Power - 2.9%
----------------------------------------------------------------------------------------------------
Dominion Resources, Inc.                                                     58,930     $  4,483,394
E.ON AG                                                                      30,400        2,754,785
Endesa S.A.                                                                  54,500        1,355,523
Iberdrola S.A.                                                               58,510        1,566,771
Severn Trent PLC                                                             75,720        1,281,780
Suez S.A.^                                                                  102,911        2,787,806
TXU Corp.                                                                    18,080        1,821,560
                                                                                        ------------
                                                                                        $ 16,051,619
----------------------------------------------------------------------------------------------------
Total Stocks (Identified Cost, $271,897,226)                                            $330,564,384
----------------------------------------------------------------------------------------------------
Bonds - 32.7%
----------------------------------------------------------------------------------------------------
ISSUER                                                                   PAR AMOUNT          $ VALUE
----------------------------------------------------------------------------------------------------
Asset Backed & Securitized - 1.5%
----------------------------------------------------------------------------------------------------
Commercial Mortgage Asset Trust, FRN, 0.8866%, 2032##^^                $ 18,001,947     $    832,237
Commercial Mortgage Pass-Through Certificate, FRN,
4.16%, 2017##                                                             1,400,000        1,399,733
Deutsche Mortgage & Asset Receiving Corp., FRN, 6.538%, 2031                341,705          351,044
First Union National Bank Commercial Mortgage Trust, FRN,
1.2003%, 2043##^^                                                        26,343,498        1,089,770
J.P. Morgan Chase Commercial Mortgage Securities Corp., FRN,
5.383%, 2041                                                              1,870,062        1,868,387
J.P. Morgan Chase Commercial Mortgage Securities Corp., FRN,
4.17%, 2046                                                                 912,088          912,649
Wachovia Bank Commercial Mortgage Trust, FRN, 4.26%, 2015##                 382,221          382,392
Wachovia Bank Commerical Mortgage Trust, FRN, 4.21%, 2015##               1,444,035        1,445,689
                                                                                        ------------
                                                                                        $  8,281,901
----------------------------------------------------------------------------------------------------
Emerging Market Quasi-Sovereign - 0.4%
----------------------------------------------------------------------------------------------------
Gaz Capital S.A., 8.625%, 2034                                         $    450,000     $    566,550
Pemex Project Funding Master Trust, 8.625%, 2022                            438,000          523,410
Petronas Capital Ltd., 7.875%, 2022                                       1,086,000        1,313,769
                                                                                        ------------
                                                                                        $  2,403,729
----------------------------------------------------------------------------------------------------
Emerging Market Sovereign - 0.3%
----------------------------------------------------------------------------------------------------
State of Qatar, 9.75%, 2030                                            $    576,000     $    855,360
United Mexican States, 6.625%, 2015^                                        320,000          341,760
United Mexican States, 8.125%, 2019^                                        700,000          837,200
                                                                                        ------------
                                                                                        $  2,034,320
----------------------------------------------------------------------------------------------------
International Market Quasi-Sovereign - 1.5%
----------------------------------------------------------------------------------------------------
Development Bank of Japan, 1.4%, 2012                                  JPY96,000,000    $    838,140
Development Bank of Japan, 1.6%, 2014^                                 JPY850,000,000      7,427,243
                                                                                        ------------
                                                                                        $  8,265,383
----------------------------------------------------------------------------------------------------
International Market Sovereign - 23.8%
----------------------------------------------------------------------------------------------------
Canada Housing Trust, 4.65%, 2009                                   CAD   3,180,000     $  2,765,180
Federal Republic of Germany, 3.5%, 2008                             EUR   1,902,000        2,325,850
Federal Republic of Germany, 5.25%, 2010                            EUR   1,744,000        2,296,135
Federal Republic of Germany, 3.75%, 2015                            EUR   2,598,000        3,209,682
Federal Republic of Germany, 6.25%, 2024                            EUR   3,951,000        6,333,510
Federal Republic of Germany, 6.25%, 2030                            EUR   4,994,000        8,334,525
Government of Australia, 6.25%, 2015                                AUD   2,324,000        1,833,795
Government of Canada, 4.5%, 2015                                    CAD     622,000          540,620
Government of New Zealand, 6.5%, 2013^                              NZD  10,055,000        7,247,951
Government of New Zealand, 6%, 2015^                                NZD   3,061,000        2,145,379
Kingdom of Belgium, 3.75%, 2009                                     EUR   3,105,000        3,833,633
Kingdom of Belgium, 5%, 2012                                        EUR   2,221,000        2,959,157
Kingdom of Netherlands, 5.75%, 2007                                 EUR   1,711,000        2,133,600
Kingdom of Netherlands, 5%, 2012                                    EUR   1,389,855        1,846,670
Kingdom of Norway, 6.5%, 2013                                       NOK  32,207,000        5,837,097
Kingdom of Norway, 5%, 2015                                         NOK   6,424,000        1,076,728
Kingdom of Spain, 6%, 2008                                          EUR   5,197,000        6,672,025
Kingdom of Spain, 5.35%, 2011                                       EUR   4,400,000        5,913,982
Kingdom of Sweden, 4%, 2020                                         SEK  12,909,349        2,157,011
Quebec Province, 1.6%, 2013^                                        JPY 527,000,000        4,606,929
Republic of Austria, 5%, 2012                                       EUR   4,666,000        6,204,210
Republic of Finland, 3%, 2008                                       EUR   6,074,000        7,332,721
Republic of Finland, 5.375%, 2013                                   EUR   1,121,000        1,536,688
Republic of France, 4.75%, 2007                                     EUR   5,031,000        6,237,781
Republic of France, 3%, 2012                                        EUR   1,751,197        2,373,211
Republic of France, 4.75%, 2012                                     EUR   1,927,000        2,533,719
Republic of France, 6%, 2025                                        EUR   2,220,000        3,510,275
Republic of Ireland, 4.25%, 2007                                    EUR   5,293,000        6,537,262
Republic of Ireland, 4.6%, 2016                                     EUR     575,000          760,648
United Kingdom Treasury, 5.75%, 2009                                GBP   7,843,000       14,605,591
United Kingdom Treasury, 8%, 2015                                   GBP   3,218,000        7,402,256
                                                                                        ------------
                                                                                        $133,103,821
----------------------------------------------------------------------------------------------------
Mortgage Backed - 0.2%
----------------------------------------------------------------------------------------------------
Freddie Mac, 5%, 2024                                                  $  1,111,057     $  1,109,204
--------------------------------------------------------------------------------------------------
Municipals - 0.8%
----------------------------------------------------------------------------------------------------
Honolulu, HI, City & County Rev., "A", 5%, 2015                        $  1,625,000     $  1,750,028
Massachusetts State Water Resources Authority, "A", MBIA,
5.25%, 2015                                                                 675,000          741,353
New York, NY, City Municipal Water Finance Authority, Water &
Sewer Systems Rev., "D", 5%, 2037                                         1,775,000        1,822,641
                                                                                        ------------
                                                                                        $  4,314,022
----------------------------------------------------------------------------------------------------
Supranational - 0.5%
----------------------------------------------------------------------------------------------------
Inter-American Development Bank, 1.9%, 2009                         JPY 290,000,000     $  2,616,382
--------------------------------------------------------------------------------------------------
U.S. Government Agencies - 1.3%
----------------------------------------------------------------------------------------------------
Aid-Egypt, 4.45%, 2015                                                 $    265,000     $    256,348
Fannie Mae, 4.25%, 2007                                                   2,910,000        2,878,991
Freddie Mac, 4.2%, 2007                                                   2,523,000        2,494,038
Small Business Administration, 5.09%, 2025                                  236,000          234,997
Small Business Administration, 4.76%, 2035                                1,461,000        1,425,945
                                                                                        ------------
                                                                                        $  7,290,319
----------------------------------------------------------------------------------------------------
U.S. Treasury Obligations - 2.4%
----------------------------------------------------------------------------------------------------
U.S. Treasury Bonds, 6.25%, 2030                                       $  1,625,000     $  1,963,457
U.S. Treasury Bonds, TIPS, 2.375%, 2025                                     760,485          791,350
U.S. Treasury Notes, 3.125%, 2008                                         2,314,000        2,231,293
U.S. Treasury Notes, 4.25%, 2013                                          1,118,000        1,094,898
U.S. Treasury Notes, 4%, 2015                                             4,068,000        3,889,866
U.S. Treasury Notes, TIPS, 3%, 2012                                       1,041,911        1,114,072
U.S. Treasury Notes, TIPS, 2%, 2014###                                    2,595,211        2,602,408
                                                                                        ------------
                                                                                        $ 13,687,344
----------------------------------------------------------------------------------------------------
Total Bonds (Identified Cost, $186,073,339)                                             $183,106,425
----------------------------------------------------------------------------------------------------
Preferred Stock - 0.3%
----------------------------------------------------------------------------------------------------
ISSUER                                                                       SHARES          $ VALUE
----------------------------------------------------------------------------------------------------
Chemicals - 0.3%
----------------------------------------------------------------------------------------------------
Henkel KGaA (Identified Cost, $1,642,222)                                    18,800     $  1,620,239
----------------------------------------------------------------------------------------------------
Call Options Purchased - 0%
----------------------------------------------------------------------------------------------------
                                                                          NUMBER OF
ISSUE/STRIKE PRICE/EXPIRATION                                             CONTRACTS          $ VALUE
----------------------------------------------------------------------------------------------------
JPY - November 2005 @ $114.40 (Premiums Paid, $44,911)                  529,672,000     $      7,415
----------------------------------------------------------------------------------------------------
Collateral for Securities Loaned - 8.7%
----------------------------------------------------------------------------------------------------
ISSUER                                                                       SHARES          $ VALUE
----------------------------------------------------------------------------------------------------
Navigator Securities Lending Prime Portfolio, at Cost and Net
Asset Value                                                               8,596,638     $  8,596,638
----------------------------------------------------------------------------------------------------
ISSUER                                                                    PAR VALUE          $ VALUE
----------------------------------------------------------------------------------------------------
Morgan Stanley, 4.03%, dated 10/31/05, due 11/01/05, total to be received $39,734,500 (secured by various U.S. Treasury and
Federal Agency obligations in a jointly traded account), at Cost       $ 39,730,052     $ 39,730,052
----------------------------------------------------------------------------------------------------
Total Collateral for Securities Loaned                                                  $ 48,326,690
----------------------------------------------------------------------------------------------------
Short-Term Obligations - 7.3%
----------------------------------------------------------------------------------------------------
General Electric Co., 4.03%, due 11/01/05<                             $ 18,507,000     $ 18,507,000
New Center Asset Trust, 4.02%, due 11/01/05<                             22,328,000       22,328,000
----------------------------------------------------------------------------------------------------
Total Short-Term Obligations, at Amortized Cost                                         $ 40,835,000
----------------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $548,819,388)                                       $604,460,153
----------------------------------------------------------------------------------------------------
Other Assets, Less Liabilities - (8.1)%                                                  (45,153,332)
----------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                     $559,306,821
----------------------------------------------------------------------------------------------------
  * Non-income producing security.
 ## SEC Rule 144A restriction.
### All or a portion of the security has been segregated as collateral for an open futures contract.
  ^ All or a portion of this security is on loan.
 ^^ Interest only security for which the fund receives interest on notional principal (Par amount).
    Par amount shown is the notional principal and does not reflect the cost of the security.
  < The rate shown represents an annualized yield at time of purchase.

The following abbreviations are used in the Portfolio of Investments and are defined:

          ADR American Depository Receipt
          FRN Floating Rate Note. The interest rate is the rate in effect as of period end.
         MBIA MBIA Insurance Corp.
         TIPS Treasury Inflation Protected Security

Abbreviations have been used throughout this report to indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

          AUD Australian Dollar
          CAD Canadian Dollar
          DKK Danish Krone
          EUR Euro
          GBP British Pound
          JPY Japanese Yen
          NOK Norwegian Krone
          NZD New Zealand Dollar
          SEK Swedish Krona

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Sales and Purchases in the table below are netted by currency.

                                                                                          NET UNREALIZED
      CONTRACTS TO                     SETTLEMENT                            CONTRACTS      APPRECIATION
     DELIVER/RECEIVE                         DATE     IN EXCHANGE FOR         AT VALUE    (DEPRECIATION)
--------------------------------------------------------------------------------------------------------
SALES
--------------------------------------------------------------------------------------------------------
AUD      7,700,213            12/05/05 - 12/07/05          $5,843,477       $5,745,033       $    98,444
DKK        734,385                       11/15/05             120,000          118,044             1,956
EUR     27,679,653            11/22/05 - 12/05/05          33,582,372       33,220,122           362,250
GBP     12,206,673            11/02/05 -  1/31/06          21,864,036       21,585,782           278,254
JPY    591,385,053                       11/22/05           5,204,920        5,094,338           110,582
NOK     22,439,276            11/03/05 -  6/08/06           3,503,303        3,456,632            46,671
NZD     17,536,307                       12/07/05          12,083,294       12,228,677          (145,383)
SEK     17,169,828                       12/14/05           2,212,607        2,167,298            45,309
--------------------------------------------------------------------------------------------------------
                                                          $84,414,009      $83,615,926       $   798,083
--------------------------------------------------------------------------------------------------------
PURCHASES
--------------------------------------------------------------------------------------------------------
AUD      6,634,700                       12/07/05          $5,045,889       $4,950,020       $   (95,869)
DKK     13,002,288                       11/15/05           2,145,510        2,089,989           (55,521)
EUR     21,033,465            11/22/05 - 12/14/05          25,448,368       25,242,920          (205,448)
GBP      7,134,569                       11/02/05          12,753,912       12,619,697          (134,215)
JPY  4,945,151,311                       11/22/05          43,958,026       42,598,764        (1,359,262)
NOK      7,445,420                       11/22/05           1,143,163        1,146,224             3,061
SEK     40,114,745            12/06/05 - 12/14/05           5,113,180        5,062,297           (50,883)
--------------------------------------------------------------------------------------------------------
                                                          $95,608,048      $93,709,911       $(1,898,137)
--------------------------------------------------------------------------------------------------------

At October 31, 2005, forward foreign currency purchases and sales under master netting agreements excluded above amounted to a net payable of $165,361 with Merrill Lynch International.

FUTURES CONTRACTS OUTSTANDING AT OCTOBER 31, 2005:
                                                                                             UNREALIZED
                                                                      EXPIRATION           APPRECIATION
DESCRIPTION                            CONTRACTS          VALUE             DATE         (DEPRECIATION)
-------------------------------------------------------------------------------------------------------
Japan Government Bonds 10 Year (Long)          6     $7,068,528           Dec-05             $(151,910)

At October 31, 2005, the fund had sufficient cash and/or securities to cover any commitments under all derivative contracts.

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS            Statement of Assets and Liabilities

This statement represents your fund's balance sheet, which details the assets and liabilities composing the total value of the fund.

AT 10/31/05
ASSETS
------------------------------------------------------------------------------------------------------
Investments, at value, including $46,536,137 of securities on
loan (identified cost, $548,819,388)                                $604,460,153
Cash                                                                     349,596
Receivable for forward foreign currency exchange contracts               973,886
Receivable for investments sold                                        7,297,076
Receivable for fund shares sold                                          823,730
Interest and dividends receivable                                      3,375,074
Receivable from investment adviser                                       237,439
Other assets                                                               1,835
------------------------------------------------------------------------------------------------------
Total assets                                                                              $617,518,789
------------------------------------------------------------------------------------------------------
LIABILITIES
------------------------------------------------------------------------------------------------------
Payable for forward foreign currency exchange contracts               $2,073,940
Payable for forward foreign currency exchange contracts subject
to master netting agreements                                             165,361
Payable for daily variation margin on open futures contracts              16,231
Payable for investments purchased                                      5,700,349
Payable for fund shares reacquired                                     1,459,632
Collateral for securities loaned, at value                            48,326,690
Payable to affiliates
  Management fee                                                          34,176
  Shareholder servicing costs                                             80,962
  Distribution and service fees                                           26,463
  Administrative services fee                                                464
  Retirement plan administration and services fees                             5
Accrued expenses and other liabilities                                   327,695
------------------------------------------------------------------------------------------------------
Total liabilities                                                                          $58,211,968
------------------------------------------------------------------------------------------------------
Net assets                                                                                $559,306,821
------------------------------------------------------------------------------------------------------
NET ASSETS CONSIST OF:
------------------------------------------------------------------------------------------------------
Paid-in capital                                                     $475,347,803
Unrealized appreciation (depreciation) on investments and
translation of assets and liabilities in foreign currencies           54,151,227
Accumulated net realized gain (loss) on investments and foreign
currency transactions                                                 28,906,543
Undistributed net investment income                                      901,248
------------------------------------------------------------------------------------------------------
Net assets                                                                                $559,306,821
------------------------------------------------------------------------------------------------------
Shares of beneficial interest outstanding                                                   38,981,875
------------------------------------------------------------------------------------------------------
Class A shares
------------------------------------------------------------------------------------------------------
  Net assets                                                        $353,744,622
  Shares outstanding                                                  24,741,334
------------------------------------------------------------------------------------------------------
  Net asset value per share                                                                     $14.30
------------------------------------------------------------------------------------------------------
  Offering price per share (100/95.25X$14.30 of net asset value
  per share)                                                                                    $15.01
------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities - continued

Class B shares
------------------------------------------------------------------------------------------------------
  Net assets                                                        $124,012,988
  Shares outstanding                                                   8,569,617
------------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                  $14.47
------------------------------------------------------------------------------------------------------
Class C shares
------------------------------------------------------------------------------------------------------
  Net assets                                                         $75,973,991
  Shares outstanding                                                   5,279,343
------------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                  $14.39
------------------------------------------------------------------------------------------------------
Class I shares
------------------------------------------------------------------------------------------------------
  Net assets                                                          $3,169,596
  Shares outstanding                                                     222,740
------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per
  share                                                                                         $14.23
------------------------------------------------------------------------------------------------------
Class R shares
------------------------------------------------------------------------------------------------------
  Net assets                                                          $2,042,778
  Shares outstanding                                                     143,465
------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per
  share                                                                                         $14.24
------------------------------------------------------------------------------------------------------
Class R1 shares
------------------------------------------------------------------------------------------------------
  Net assets                                                             $52,017
  Shares outstanding                                                       3,612
------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per
  share                                                                                         $14.40
------------------------------------------------------------------------------------------------------
Class R2 shares
------------------------------------------------------------------------------------------------------
  Net assets                                                             $50,592
  Shares outstanding                                                       3,509
------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per
  share                                                                                         $14.42
------------------------------------------------------------------------------------------------------
Class R3 shares
------------------------------------------------------------------------------------------------------
  Net assets                                                            $158,678
  Shares outstanding                                                      11,146
------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per
  share                                                                                         $14.24
------------------------------------------------------------------------------------------------------
Class R4 shares
------------------------------------------------------------------------------------------------------
  Net assets                                                             $50,735
  Shares outstanding                                                       3,553
------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per
  share                                                                                         $14.28
------------------------------------------------------------------------------------------------------
Class R5 shares
------------------------------------------------------------------------------------------------------
  Net assets                                                             $50,824
  Shares outstanding                                                       3,556
------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per
  share                                                                                         $14.29
------------------------------------------------------------------------------------------------------

On sales of $100,000 or more, the offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares.

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS            Statement of Operations

This statement describes how much your fund received in investment income and paid in expenses. It also describes any gains and/or losses generated by fund operations.

YEAR ENDED 10/31/05

NET INVESTMENT INCOME
------------------------------------------------------------------------------------------------------
Income
  Dividends                                                           $9,374,305
  Interest                                                             8,124,028
  Foreign taxes withheld                                                (617,062)
------------------------------------------------------------------------------------------------------
Total investment income                                                                    $16,881,271
------------------------------------------------------------------------------------------------------
Expenses
  Management fee                                                      $4,396,331
  Distribution and service fees                                        3,191,160
  Shareholder servicing costs                                          1,033,482
  Administrative services fee                                             62,365
  Retirement plan administration and services fees                           687
  Independent trustees' compensation                                      18,939
  Custodian fee                                                          446,012
  Printing                                                                72,070
  Postage                                                                 30,482
  Auditing fees                                                           60,494
  Legal fees                                                              18,166
  Shareholder solicitation expenses                                       36,764
  Miscellaneous                                                          187,851
Total expenses                                                                              $9,554,803
------------------------------------------------------------------------------------------------------
  Fees paid indirectly                                                   (24,735)
  Reduction of expenses by investment adviser                           (239,641)
------------------------------------------------------------------------------------------------------
Net expenses                                                                                $9,290,427
------------------------------------------------------------------------------------------------------
Net investment income                                                                       $7,590,844
------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
------------------------------------------------------------------------------------------------------
Realized gain (loss) (identified cost basis)
  Investment transactions                                            $59,948,884
  Futures contracts                                                      192,184
  Foreign currency transactions                                       (3,607,238)
------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments and foreign
currency transactions                                                                      $56,533,830
------------------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation)
  Investments                                                       $(21,089,606)
  Futures contracts                                                     (200,206)
  Translation of assets and liabilities in foreign currencies         (3,264,106)
------------------------------------------------------------------------------------------------------
Net unrealized gain (loss) on investments and foreign
currency translation                                                                      $(24,553,918)
------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments and
foreign currency                                                                           $31,979,912
------------------------------------------------------------------------------------------------------
Change in net assets from operations                                                       $39,570,756
------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS            Statements of Changes in Net Assets

This statement describes the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

FOR YEARS ENDED 10/31                                               2005                     2004

CHANGE IN NET ASSETS
------------------------------------------------------------------------------------------------------
FROM OPERATIONS
------------------------------------------------------------------------------------------------------
Net investment income                                              $7,590,844               $5,610,762
Net realized gain (loss) on investments and foreign
currency transactions                                              56,533,830               49,626,117
Net unrealized gain (loss) on investments and foreign
currency translation                                              (24,553,918)              23,372,396
------------------------------------------------------------------------------------------------------
Change in net assets from operations                              $39,570,756              $78,609,275
------------------------------------------------------------------------------------------------------

DISTRIBUTIONS DECLARED TO SHAREHOLDERS
------------------------------------------------------------------------------------------------------
From net investment income
  Class A                                                        $(11,999,109)             $(8,272,745)
  Class B                                                          (3,414,168)              (2,863,732)
  Class C                                                          (1,726,657)              (1,225,929)
  Class I                                                            (108,523)              (1,273,876)
  Class R                                                             (60,209)                  (6,626)
  Class R1                                                               (556)                      --
  Class R2                                                               (591)                      --
  Class R3                                                             (4,662)                    (733)
  Class R4                                                               (656)                      --
  Class R5                                                               (690)                      --
From net realized gain on investments and
foreign currency transactions
  Class A                                                         (21,507,585)                      --
  Class B                                                          (9,135,951)                      --
  Class C                                                          (4,107,200)                      --
  Class I                                                            (174,939)                      --
  Class R                                                             (95,337)                      --
  Class R3                                                             (9,689)                      --
------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                     $(52,346,522)            $(13,643,641)
------------------------------------------------------------------------------------------------------
Change in net assets from fund share transactions                 $83,530,915             $(77,306,229)
------------------------------------------------------------------------------------------------------
Redemption fees                                                        $3,682                   $3,976
------------------------------------------------------------------------------------------------------
Total change in net assets                                        $70,758,831             $(12,336,619)
------------------------------------------------------------------------------------------------------

NET ASSETS
------------------------------------------------------------------------------------------------------
At beginning of period                                           $488,547,990             $500,884,609
At end of period (including accumulated undistributed net
investment income of $901,248 and $2,545,036, respectively)      $559,306,821             $488,547,990
------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS            Financial Highlights

The financial highlights table is intended to help you understand the fund's financial performance for the past 5 years
(or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share.
The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period. This information has been audited by the fund's independent registered public accounting firm, whose report, together with the fund's financial statements, are included in this report.

CLASS A
                                                                            YEARS ENDED 10/31
                                                 ----------------------------------------------------------------------------
                                                    2005             2004             2003             2002              2001
Net asset value, beginning of period              $14.73           $12.98           $11.41           $11.64            $13.76
-----------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS(S)
-----------------------------------------------------------------------------------------------------------------------------
  Net investment income#                           $0.24            $0.19            $0.18            $0.21             $0.22
  Net realized and unrealized gain (loss)
  on investments and foreign currency               0.94             1.97             1.63            (0.33)            (1.02)
-----------------------------------------------------------------------------------------------------------------------------
Total from investment operations                   $1.18            $2.16            $1.81           $(0.12)           $(0.80)
-----------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-----------------------------------------------------------------------------------------------------------------------------
  From net investment income                      $(0.56)          $(0.41)          $(0.24)          $(0.11)           $(0.48)
  From net realized gain on investments and
  foreign currency transactions                    (1.05)              --               --               --             (0.82)
  From paid-in capital                                --               --               --               --             (0.02)
-----------------------------------------------------------------------------------------------------------------------------
Total distributions declared to
shareholders                                      $(1.61)          $(0.41)          $(0.24)          $(0.11)           $(1.32)
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                    $14.30           $14.73           $12.98           $11.41            $11.64
-----------------------------------------------------------------------------------------------------------------------------
Total return (%)(+)&***                             8.26            16.94            16.09            (1.02)            (6.38)
-----------------------------------------------------------------------------------------------------------------------------
RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
-----------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions##                1.52             1.54             1.54             1.53              1.47
Expenses after expense reductions##                 1.48             1.54             1.54             1.53              1.47
Net investment income(S)                            1.64             1.37             1.53             1.79              1.80
Portfolio turnover                                    82               76              105               72                69
Net assets at end of period
(000 Omitted)                                   $353,745         $298,826         $261,042         $213,983          $197,374
-----------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

CLASS B
                                                                            YEARS ENDED 10/31
                                                 ----------------------------------------------------------------------------
                                                    2005             2004             2003             2002              2001
Net asset value, beginning of period              $14.82           $13.03           $11.43           $11.65            $13.72
-----------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS(S)
-----------------------------------------------------------------------------------------------------------------------------
  Net investment income#                           $0.14            $0.10            $0.11            $0.13             $0.14
  Net realized and unrealized gain (loss)
  on investments and foreign currency               0.95             1.99             1.62            (0.31)            (1.03)
-----------------------------------------------------------------------------------------------------------------------------
Total from investment operations                   $1.09            $2.09            $1.73           $(0.18)           $(0.89)
-----------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-----------------------------------------------------------------------------------------------------------------------------
  From net investment income                      $(0.39)          $(0.30)          $(0.13)          $(0.04)           $(0.34)
  From net realized gain on investments and
  foreign currency transactions                    (1.05)              --               --               --             (0.82)
  From paid-in capital                                --               --               --               --             (0.02)
-----------------------------------------------------------------------------------------------------------------------------
Total distributions declared to
shareholders                                      $(1.44)          $(0.30)          $(0.13)          $(0.04)           $(1.18)
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                    $14.47           $14.82           $13.03           $11.43            $11.65
-----------------------------------------------------------------------------------------------------------------------------
Total return (%)(+)&***                             7.56            16.14            15.33            (1.58)            (7.05)
-----------------------------------------------------------------------------------------------------------------------------
RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
-----------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions##                2.17             2.20             2.20             2.18              2.12
Expenses after expense reductions##                 2.13             2.20             2.20             2.18              2.12
Net investment income(S)                            0.98             0.72             0.88             1.12              1.14
Portfolio turnover                                    82               76              105               72                69
Net assets at end of period
(000 Omitted)                                   $124,013         $129,141         $129,378          $84,729          $104,442
-----------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

CLASS C
                                                                            YEARS ENDED 10/31
                                                 ----------------------------------------------------------------------------
                                                    2005             2004             2003             2002              2001
Net asset value, beginning of period              $14.76           $12.99           $11.40           $11.62            $13.68
-----------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS(S)
-----------------------------------------------------------------------------------------------------------------------------
  Net investment income#                           $0.15            $0.10            $0.11            $0.13             $0.14
  Net realized and unrealized gain (loss)
  on investments and foreign currency               0.94             1.97             1.62            (0.31)            (1.02)
-----------------------------------------------------------------------------------------------------------------------------
Total from investment operations                   $1.09            $2.07            $1.73           $(0.18)           $(0.88)
-----------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-----------------------------------------------------------------------------------------------------------------------------
  From net investment income                      $(0.41)          $(0.30)          $(0.14)          $(0.04)           $(0.34)
  From net realized gain on investments and
  foreign currency transactions                    (1.05)              --               --               --             (0.82)
  From paid-in capital                                --               --               --               --             (0.02)
-----------------------------------------------------------------------------------------------------------------------------
Total distributions declared to
shareholders                                      $(1.46)          $(0.30)          $(0.14)          $(0.04)           $(1.18)
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                    $14.39           $14.76           $12.99           $11.40            $11.62
-----------------------------------------------------------------------------------------------------------------------------
Total return (%)(+)&***                             7.59            16.12            15.27            (1.56)            (7.03)
-----------------------------------------------------------------------------------------------------------------------------
RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
-----------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions##                2.16             2.20             2.20             2.18              2.12
Expenses after expense reductions##                 2.12             2.20             2.20             2.18              2.12
Net investment income(S)                            1.00             0.72             0.89             1.13              1.14
Portfolio turnover                                    82               76              105               72                69
Net assets at end of period
(000 Omitted)                                    $75,974          $57,119          $54,438          $35,660           $38,230
-----------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued
CLASS I
                                                                            YEARS ENDED 10/31
                                                 ----------------------------------------------------------------------------
                                                    2005             2004             2003             2002              2001
Net asset value, beginning of period              $14.69           $12.96           $11.42           $11.65            $13.80
-----------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS(S)
-----------------------------------------------------------------------------------------------------------------------------
  Net investment income#                           $0.29            $0.24            $0.25            $0.25             $0.27
  Net realized and unrealized gain (loss)
  on investments and foreign currency               0.93             1.96             1.60            (0.32)            (1.03)
-----------------------------------------------------------------------------------------------------------------------------
Total from investment operations                   $1.22            $2.20            $1.85           $(0.07)           $(0.76)
-----------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-----------------------------------------------------------------------------------------------------------------------------
  From net investment income                      $(0.63)          $(0.47)          $(0.31)          $(0.16)           $(0.55)
  From net realized gain on investments and
  foreign currency transactions                    (1.05)              --               --               --             (0.82)
  From paid-in capital                                --               --               --               --             (0.02)
-----------------------------------------------------------------------------------------------------------------------------
Total distributions declared to
shareholders                                      $(1.68)          $(0.47)          $(0.31)          $(0.16)           $(1.39)
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                    $14.23           $14.69           $12.96           $11.42            $11.65
-----------------------------------------------------------------------------------------------------------------------------
Total return (%)(+)&***                             8.65            17.31            16.49            (0.65)            (6.06)
-----------------------------------------------------------------------------------------------------------------------------
RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
-----------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions##                1.16             1.16             1.20             1.18              1.12
Expenses after expense reductions##                 1.12             1.16             1.20             1.18              1.12
Net investment income(S)                            1.99             1.59             1.93             2.14              2.14
Portfolio turnover                                    82               76              105               72                69
Net assets at end of period
(000 Omitted)                                     $3,170           $2,286          $56,010           $1,540            $1,307
-----------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

CLASS R
                                                                                 YEARS ENDED 10/31
                                                                     ----------------------------------------------
                                                                         2005               2004             2003**
Net asset value, beginning of period                                   $14.71             $12.97             $11.54
-------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
-------------------------------------------------------------------------------------------------------------------
  Net investment income#                                                $0.22              $0.21              $0.14
  Net realized and unrealized gain (loss) on investments and
  foreign currency                                                       0.93               1.94               1.40^
-------------------------------------------------------------------------------------------------------------------
Total from investment operations                                        $1.15              $2.15              $1.54
-------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-------------------------------------------------------------------------------------------------------------------
  From net investment income                                           $(0.57)            $(0.41)            $(0.11)
  From net realized gain on investments and foreign
  currency transactions                                                 (1.05)                --                 --
-------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                           $(1.62)            $(0.41)            $(0.11)
-------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                         $14.24             $14.71             $12.97
-------------------------------------------------------------------------------------------------------------------
Total return (%)&***                                                     8.08              16.89              13.41++
-------------------------------------------------------------------------------------------------------------------
RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
-------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions##                                     1.65               1.71               1.68+
Expenses after expense reductions##                                      1.61               1.71               1.68+
Net investment income                                                    1.52               1.24               1.34+
Portfolio turnover                                                         82                 76                105
Net assets at end of period (000 Omitted)                              $2,043             $1,043                $12
-------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                                                       CLASS R1                CLASS R2
                                                                      YEAR ENDED              YEAR ENDED
                                                                      10/31/05**              10/31/05**
Net asset value, beginning of period                                     $14.42                  $14.42
--------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
--------------------------------------------------------------------------------------------------------
  Net investment income#                                                  $0.08                   $0.10
  Net realized and unrealized gain (loss) on investments
  and foreign currency                                                     0.06^                  0.07^
--------------------------------------------------------------------------------------------------------
Total from investment operations                                          $0.14                   $0.17
--------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
--------------------------------------------------------------------------------------------------------
From net investment income                                               $(0.16)                 $(0.17)
--------------------------------------------------------------------------------------------------------
Net asset value, end of period                                           $14.40                  $14.42
--------------------------------------------------------------------------------------------------------
Total return (%)&***                                                       0.99++                  1.20++
--------------------------------------------------------------------------------------------------------
RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
--------------------------------------------------------------------------------------------------------
Expenses before expense reductions##                                       2.34+                   2.03+
Expenses after expense reductions##                                        2.28+                   1.97+
Net investment income                                                      0.91+                   1.23+
Portfolio turnover                                                           82                      82
Net assets at end of period (000 Omitted)                                   $52                     $51
--------------------------------------------------------------------------------------------------------

CLASS R3
                                                                           YEARS ENDED 10/31
                                                                 ---------------------------------------
                                                                    2005                      2004
Net asset value, beginning of period                               $14.67                    $12.97
--------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
--------------------------------------------------------------------------------------------------------
  Net investment income#                                            $0.18                     $0.12
  Net realized and unrealized gain (loss) on investments
  and foreign currency                                               0.94                      1.99
--------------------------------------------------------------------------------------------------------
Total from investment operations                                    $1.12                     $2.11
--------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
--------------------------------------------------------------------------------------------------------
  From net investment income                                       $(0.50)                   $(0.41)
  From net realized gain on investments and foreign currency
  transactions                                                      (1.05)                       --
--------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                       $(1.55)                   $(0.41)
--------------------------------------------------------------------------------------------------------
Net asset value, end of period                                     $14.24                    $14.67
--------------------------------------------------------------------------------------------------------
Total return (%)&***                                                 7.87                     16.52
--------------------------------------------------------------------------------------------------------
RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
--------------------------------------------------------------------------------------------------------
Expenses before expense reductions##                                 1.92                      1.95
Expenses after expense reductions##                                  1.87                      1.95
Net investment income                                                1.24                      0.91
Portfolio turnover                                                     82                        76
Net assets at end of period (000 Omitted)                            $159                      $133
--------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                                                        CLASS R4               CLASS R5
                                                                       YEAR ENDED             YEAR ENDED
                                                                       10/31/05**             10/31/05**
Net asset value, beginning of period                                     $14.26                  $14.26
---------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
---------------------------------------------------------------------------------------------------------
  Net investment income#                                                  $0.14                   $0.17
  Net realized and unrealized gain (loss) on investments
  and foreign currency                                                     0.07^                  0.06^
---------------------------------------------------------------------------------------------------------
Total from investment operations                                          $0.21                   $0.23
---------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
---------------------------------------------------------------------------------------------------------
From net investment income                                               $(0.19)                 $(0.20)
---------------------------------------------------------------------------------------------------------
Net asset value, end of period                                           $14.28                  $14.29
---------------------------------------------------------------------------------------------------------
Total return (%)&***                                                       1.48++                  1.62++
---------------------------------------------------------------------------------------------------------
RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
---------------------------------------------------------------------------------------------------------
Expenses before expense reductions##                                       1.54+                   1.24+
Expenses after expense reductions##                                        1.50+                   1.20+
Net investment income                                                      1.70+                   2.00+
Portfolio turnover                                                           82                      82
Net assets at end of period (000 Omitted)                                   $51                     $51
---------------------------------------------------------------------------------------------------------

Any redemption fees charged by the fund during the 2004 and 2005 fiscal years resulted in a per share impact of less than $0.01.

 ** For the period from the class' inception, December 31, 2002 (Class R), and April 1, 2005 (Classes
    R1, R2, R4, and R5) through the stated period end.

*** Certain expenses have been reduced without which performance would have been lower.
  + Annualized.
 ++ Not annualized.
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect reductions from fees paid indirectly.
  ^ The per share amount is not in accordance with the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the amount of per share realized and unrealized gains and losses at such time.
(+) Total returns do not include any applicable sales charges.
(S) Effective November 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting
    Guide for Investment Companies and began amortizing and accreting all premiums and discounts on debt securities. Per share data and ratios for periods prior to November 1, 2001 have not been restated to reflect this change.
  & From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

SEE NOTES TO FINANCIAL STATEMENTS

NOTES TO FINANCIAL STATEMENTS

(1) BUSINESS AND ORGANIZATION

MFS Global Total Return Fund (the fund) is a diversified series of MFS Series Trust VI (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2) SIGNIFICANT ACCOUNTING POLICIES

GENERAL - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The fund can invest in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country's legal, political, and economic environment.

INVESTMENT VALUATIONS - Equity securities, including restricted equity securities, in the fund's portfolio for which market quotations are available are valued at the last sale or official closing price as reported by an independent pricing service on the primary market or exchange on which they are primarily traded, or at the last quoted bid price for securities in which there were no sales during the day. Equity securities traded over the counter are valued at the last sales price traded each day as reported by an independent pricing service, or to the extent there are no sales reported, such securities are valued on the basis of quotations obtained from brokers and dealers. Bonds and other fixed income securities, including restricted fixed income securities, (other than short-term obligations) in the fund's portfolio are valued at an evaluated bid price as reported by an independent pricing service, or to the extent a valuation is not reported by a pricing service, such securities are valued on the basis of quotes from brokers and dealers. Prices obtained from pricing services utilize both dealer-supplied valuations and electronic data processing techniques which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data without exclusive reliance upon quoted prices or exchange or over-the-counter prices, since such valuations are believed to reflect more accurately the fair value of such securities. Listed options are valued at the closing price as reported by an independent pricing service on the principal exchange on which they are traded. Unlisted options are valued by an independent pricing service or on the basis of quotations obtained from brokers and dealers. Futures contracts are valued at the settlement price as reported by an independent pricing service on the primary exchange on which they are traded. Forward foreign currency contracts are valued using spot rates and forward points as reported by an independent pricing source. Short-term obligations with a remaining maturity in excess of 60 days will be valued upon dealer-supplied valuations. All other short-term obligations in the fund's portfolio are valued at amortized cost, which approximates market value as determined by the Board of Trustees. Money market mutual funds are valued at net asset value. Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. When pricing service information or market quotations are not readily available, securities are priced at fair value as determined under the direction of the Board of Trustees. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that the fund calculates its net asset value (generally, the close of the NYSE) that may impact the value of securities traded in these foreign markets. In these cases, the fund may utilize information from an external vendor or other sources to adjust closing market quotations of foreign equity securities to reflect what it believes to be the fair value of the securities as of the fund's valuation time. Because the frequency of significant events is not predictable, fair valuation of foreign equity securities may occur on a frequent basis.

REPURCHASE AGREEMENTS - The fund may enter into repurchase agreements with institutions that the fund's investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. The fund requires that the securities collateral in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. The fund monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the fund under each such repurchase agreement. The fund, along with other affiliated entities of Massachusetts Financial Services Company (MFS), may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

INFLATION-ADJUSTED DEBT SECURITIES - The fund invests in inflation-adjusted debt securities issued by the U.S. Treasury. The fund may also invest in inflation-adjusted debt securities issued by U.S. Government agencies and instrumentalities other than the U.S. Treasury and by other entities such as U.S. and foreign corporations and foreign governments. The principal value of these debt securities is adjusted by references to changes in the Consumer Price Index or another general price or wage index. These debt securities typically pay a fixed rate of interest, but this fixed rate is applied to the inflation-adjusted principal amount. The principal paid at maturity of the debt security is typically equal to the inflation-adjusted principal amount, or the security's original par value, whichever is greater. Other types of inflation-adjusted securities may use other methods to adjust for other measures of inflation.

FOREIGN CURRENCY TRANSLATION - Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

DERIVATIVE RISK - The fund may invest in derivatives for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to gain market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative's original cost. Derivative instruments include purchased options, forward foreign currency exchange contracts, and futures contracts.

WRITTEN OPTIONS - The fund may write call or put options in exchange for a premium. The premium is initially recorded as a liability, which is subsequently adjusted to the current value of the option contract. When a written option expires, the fund realizes a gain equal to the amount of the premium received. The difference between the premium and the amount paid on effecting a closing transaction is considered a realized gain or loss. When a written call option is exercised, the premium received is offset against the proceeds to determine the realized gain or loss. When a written put option is exercised, the premium reduces the cost basis of the security purchased by the fund. The fund, as writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the securities underlying the written option. In general, written call options may serve as a partial hedge against decreases in value in the underlying securities to the extent of the premium received.

PURCHASED OPTIONS - The fund may purchase call or put options for a premium. Purchasing call options may be a hedge against an anticipated increase in the dollar cost of securities to be acquired or to increase the fund's exposure to the underlying instrument. Purchasing put options may hedge against a decline in the value of portfolio securities. The premium paid is included as an investment in the Statement of Assets and Liabilities and is subsequently adjusted to the current value of the option. Premiums paid for purchased options which have expired are treated as realized losses on investments in the Statement of Operations. Premiums paid for purchased options which are exercised or closed are added to the amount paid or offset against the proceeds on the underlying security or financial instrument to determine the realized gain or loss. The risk of loss associated with purchased options is limited to the premium paid.

FUTURES CONTRACTS - The fund may enter into futures contracts for the delayed delivery of securities or currency, or contracts based on financial indices at a fixed price on a future date. In entering such contracts, the fund is required to deposit with the broker either in cash or securities an amount equal to a certain percentage of the contract amount. Subsequent payments are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses by the fund. Upon entering into such contracts, the fund bears the risk of interest or exchange rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS - The fund may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of the contract. The fund may enter into forward foreign currency exchange contracts for hedging purposes as well as for non-hedging purposes. For hedging purposes, the fund may enter into contracts to deliver or receive foreign currency it will receive from or require for its normal investment activities. The fund may also use contracts in a manner intended to protect foreign currency denominated securities from declines in value due to unfavorable exchange rate movements. For non-hedging purposes, the fund may enter into contracts with the intent of changing the relative exposure of the fund's portfolio of securities to different currencies to take advantage of anticipated changes. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until the contract settlement date. On contract settlement date, the gains or losses are recorded as realized gains or losses on foreign currency transactions.

SECURITY LOANS - State Street Bank and Trust Company ("State Street") and J.P. Morgan Chase and Co. ("Chase"), as lending agents, may loan the securities of the fund to certain qualified institutions (the "Borrowers") approved by the fund. The loans are collateralized at all times by cash and/or U.S. Treasury securities in an amount at least equal to the market value of the securities loaned. State Street and Chase provide the fund with indemnification against Borrower default. The fund bears the risk of loss with respect to the investment of cash collateral. On loans collateralized by cash, the cash collateral is invested in a money market fund or short-term securities. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agents. On loans collateralized by U.S. Treasury securities, a fee is received from the Borrower, and is allocated between the fund and the lending agents. Income from securities lending is included in interest income on the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

SHORT TERM FEES - For purchases made prior to July 1, 2004, the fund charged a 2% redemption fee (which was retained by the fund) on proceeds from Class A, Class B, Class C, and Class I shares redeemed or exchanged within 30 calendar days following their acquisition (either by purchase or exchange). For purchases made on or after July 1, 2004 and before April 1, 2005, the fund charged a 2% redemption fee on proceeds from Class A, Class B, Class C, and Class I shares redeemed or exchanged within 5 business days following their acquisition. Due to systems limitations associated with the transition from applying a 30 calendar day redemption fee to a 5 business day redemption fee, the fund did not impose redemption fees with respect to purchases made in June 2004 followed by redemptions made in July 2004. Effective April 1, 2005, the fund will no longer charge a redemption fee. See the fund's prospectus for details. Any redemption fees charged are accounted for as an addition to paid-in capital.

INVESTMENT TRANSACTIONS AND INCOME - Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. All discount is accreted for tax reporting purposes as required by federal income tax regulations. Dividends received in cash are recorded on the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements involving its portfolio holdings. Any proceeds received are reflected in realized gain/loss in the Statement of Operations, or in unrealized gain/loss if the security is still held by the fund.

FEES PAID INDIRECTLY - The fund's custody fee is reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. During the year ended October 31, 2005, the fund's custodian fees were reduced by $22,256 under this arrangement. The fund has entered into a commission recapture agreement, under which certain brokers will credit the fund a portion of the commissions generated, to offset certain expenses of the fund. For the year ended October 31, 2005, the fund's miscellaneous expenses were reduced by $2,479 under this agreement. These amounts are shown as a reduction of total expenses on the Statement of Operations.

TAX MATTERS AND DISTRIBUTIONS - The fund's policy is to comply with the provisions of the Internal Revenue Code (the Code) applicable to regulated investment companies and to distribute to shareholders all of its net taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is provided.

Distributions to shareholders are recorded on the ex-dividend date. The fund distinguishes between distributions on a tax basis and a financial reporting basis and only distributions in excess of tax basis earnings and profits are reported in the financial statements as distributions from paid-in capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits, which result in temporary over-distributions for financial statement purposes, are classified as distributions in excess of net investment income or net realized gains. Common types of book and tax differences that could occur include differences in accounting for foreign currency transactions, derivatives, amortization and accretion on debt securities, treating a portion of the proceeds from redemptions as a distribution from realized gains for tax purposes, straddle loss deferrals, and wash sales.

The tax character of distributions declared for the years ended October 31, 2005 and October 31, 2004 was as follows:

                                           10/31/05      10/31/04
      Distributions declared from:
        Ordinary income                 $28,636,769   $13,643,641
        Long-term capital gain           23,709,753            --
      -----------------------------------------------------------
      Total distributions declared      $52,346,522   $13,643,641

During the year ended October 31, 2005, undistributed net investment income increased by $8,081,189, accumulated net realized gain on investments and foreign currency transactions decreased by $9,259,795, and paid-in capital increased by $1,178,606 due to differences between book and tax accounting for foreign currency transactions, amortization and accretion on debt securities, derivatives, and treating a portion of the proceeds from redemptions as a distribution from realized gains for tax purposes. This change had no effect on the net assets or net asset value per share.

As of October 31, 2005, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

          Undistributed ordinary income               $8,978,891
          Undistributed long-term capital gain        34,398,678
          Capital loss carryforward                  (11,833,939)
          Unrealized appreciation (depreciation)      53,867,217
          Other temporary differences                 (1,451,829)

For federal income tax purposes, the capital loss carryforward may be applied against any net taxable realized gains of each succeeding year until the earlier of its utilization or expiration on October 31, 2009, ($795,169) and October 31, 2010, ($11,038,770). The availability of a portion of these respective capital loss carryforwards which were acquired on August 25, 2003, in connection with the MFS Global Asset Allocation Fund acquisition, may be limited in a given year.

MULTIPLE CLASSES OF SHARES OF BENEFICIAL INTEREST - The fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the fund based on daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares approximately eight years after purchase.

(3) TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER - The fund has an investment advisory agreement with MFS to provide overall investment advisory and administrative services, and general office facilities.

The management fee is computed daily and paid monthly at the following annual rates:

                                                        EFFECTIVE
                                                     BEGINNING OF      EFFECTIVE
                                                           PERIOD        8/01/05

First $500 million of average daily net assets              0.84%          0.84%
Next $500 million of average daily net assets               0.75%          0.75%
Average daily net assets in excess of $1 billion               --          0.70%

The management fee incurred for the year ended October 31, 2005 was equivalent to an annual effective rate of 0.81% of the fund's average daily net assets.

Effective August 1, 2005, the investment adviser has contractually agreed to bear the fund's expenses, exclusive of taxes, brokerage and transaction costs, currency conversion costs, extraordinary expenses and expenses associated with the fund's investment activities, such that total annual fund operating expenses do not exceed the following rates annually, of the fund's average daily net assets:

CLASS    CLASS   CLASS   CLASS   CLASS   CLASS  CLASS   CLASS   CLASS     CLASS
  A        B       C       I       R       R1     R2      R3      R4        R5

1.30%    1.95%   1.95%   0.95%   1.45%   2.05%  1.70%   1.60%   1.35%     1.05%

For the year ended October 31, 2005, this reduction amounted to $237,439 and is reflected as a reduction of total expenses in the Statement of Operations. This contractual fee arrangement will continue until March 1, 2006.

DISTRIBUTOR - MFS Fund Distributors, Inc. (MFD), a wholly owned subsidiary of MFS, as distributor, received $130,865 for the year ended October 31, 2005, as its portion of the initial sales charge on sales of Class A shares of the fund.

The Board of Trustees has adopted a distribution plan for certain class shares pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD. Another component of the plan is a service fee paid to MFD which subsequently pays a portion of this fee to financial intermediaries that enter into sales or service agreements with MFD, or its affiliates, based on the average daily net assets of accounts attributable to such intermediaries.

Distribution Fee Plan Table:


                                      TOTAL     ANNUAL SERVICE FEE DISTRIBUTION
        DISTRIBUTION    SERVICE DISTRIBUTION EFFECTIVE    RETAINED  AND SERVICE
            FEE RATE   FEE RATE      PLAN(1)   RATE(2)   BY MFD(3)          FEE

Class A        0.10%      0.25%        0.35%     0.35%     $22,030   $1,176,337
Class B        0.75%      0.25%        1.00%     1.00%       1,124    1,324,282
Class C        0.75%      0.25%        1.00%     1.00%       1,209      680,755
Class R        0.25%      0.25%        0.50%     0.50%          11        8,614
Class R1       0.50%      0.25%        0.75%     0.75%         188          222
Class R2       0.25%      0.25%        0.50%     0.50%         125          148
Class R3       0.25%      0.25%        0.50%     0.50%          21          728
Class R4          --      0.25%        0.25%     0.25%          63           74
-------------------------------------------------------------------------------
Total Distribution and Service Fees                                  $3,191,160

(1) In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees up to these annual percentage rates of each class' average daily net assets.
(2) The annual effective rates represent actual fees incurred under the distribution plan for the year ended October 31, 2005 based on each class' average daily net assets.
(3) For the year ended October 31, 2005, MFD retained these service fees.

Certain Class A and Class C shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within 12 months of purchase. Class B shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within six years of purchase. MFD retained all contingent deferred sales charges. Contingent deferred sales charges imposed during the year ended October 31, 2005, were as follows:

                                                          AMOUNT

          Class A                                         $9,681
          Class B                                        108,851
          Class C                                          7,225

SHAREHOLDER SERVICING AGENT - The fund pays a portion of shareholder servicing costs to MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS. MFSC receives a fee from the fund, for its services as shareholder servicing agent, set periodically under the supervision of the fund's Board of Trustees. For the year ended October 31, 2005, the fee was $575,776, which equated to 0.1063% annually of the fund's average daily net assets. MFSC also receives payment from the fund for out-of-pocket and sub-accounting expenses paid by MFSC on behalf of the fund. For the year ended October 31, 2005, these costs amounted to $287,027.

ADMINISTRATOR - MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to certain funds for which MFS acts as investment adviser. Under an administrative services agreement, the funds may partially reimburse MFS the costs incurred to provide these services, subject to review and approval by the Board of Trustees. Each fund is charged a fixed amount plus a fee based on calendar year average net assets. Effective July 1, 2005, the fund's annual fixed amount is $10,000.

The administrative services fee incurred for the year ended October 31, 2005 was equivalent to an annual effective rate of 0.0115% of the fund's average daily net assets.

In addition to the administrative services provided by MFS to the fund as described above, MFS is responsible for providing certain retirement plan administration and services with respect to certain Class R shares. These services include various administrative, recordkeeping, and communication/ educational services with respect to the retirement plans which invest in these shares, and may be provided directly by MFS or by a third party. For the year ended October 31, 2005, the fund paid an annual retirement plan administration and services fee up to the following annual percentage rates of each class' average daily net assets:

                                                                         AMOUNT
                                         FEE    EFFECTIVE     TOTAL    RETAINED
                                        RATE      RATE(1)    AMOUNT      BY MFS

Class R1                               0.45%        0.44%      $133        $132
Class R2                               0.40%        0.38%       117         117
Class R3                               0.25%        0.24%       363         226
Class R4                               0.15%        0.15%        44          44
Class R5                               0.10%        0.10%        30          29
-------------------------------------------------------------------------------
Total Retirement Plan Administration
  and Services Fees                                            $687        $548

(1) Effective October 1, 2005, MFS has contractually agreed to waive a portion of the retirement plan administration and service fee equal to 0.10% for Class R1 shares, 0.15% for Class R2 shares, and 0.10% for Class R3 shares. For the year ended October 31, 2005, this waiver amounted to $22 and is reflected as a reduction of total expenses in the Statement of Operations. This agreement will continue until September 30, 2007.

TRUSTEES' AND OFFICERS' COMPENSATION - The fund pays compensation to Independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees who are officers of the investment adviser, or to officers of the fund, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC. The fund has an unfunded, defined benefit plan for retired Independent Trustees which resulted in a pension expense of $2,515. The fund also has an unfunded retirement benefit deferral plan for certain current Independent Trustees which resulted in a net decrease of $91. Both amounts are included in Independent trustees' compensation for the year ended October 31, 2005.

OTHER - This fund and certain other MFS funds (the funds) have entered into a services agreement (the Agreement) which provides for payment of fees by the funds to Tarantino LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) for the funds. The ICCO is an officer of the funds and the sole member of Tarantino LLC. MFS has agreed to reimburse the fund for a portion of the payments made by the funds to Tarantino LLC in the amount of $2,180, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO. The funds can terminate the Agreement with Tarantino LLC at any time under the terms of the Agreement.

The fund's investment adviser, MFS, was the subject of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with fund sales. As a result, proceeds in the amount of $6,868 were paid to the fund on February 16, 2005.

(4) PORTFOLIO SECURITIES

Purchases and sales of investments, other than purchased option transactions and short-term obligations, were as follows:

                                                       PURCHASES          SALES

U.S. government securities                           $85,244,648    $84,822,458
-------------------------------------------------------------------------------
Investments (non-U.S. government securities)        $348,530,509   $334,020,917
-------------------------------------------------------------------------------

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

          Aggregate cost                                $550,592,936
          ----------------------------------------------------------
          Gross unrealized appreciation                  $66,735,169
          Gross unrealized depreciation                  (12,867,952)
          ----------------------------------------------------------
          Net unrealized appreciation (depreciation)     $53,867,217

(5) SHARES OF BENEFICIAL INTEREST

The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

                                                     Year ended 10/31/05             Year ended 10/31/04
                                                  SHARES           AMOUNT          SHARES          AMOUNT
CLASS A SHARES
Shares sold                                     7,599,432      $109,093,900      4,486,722      $62,266,509
Shares issued to shareholders in
reinvestment of distributions                   2,162,149        30,502,929        553,931        7,552,297
Shares reacquired                              (5,311,172)      (76,336,187)    (4,866,563)     (67,657,176)
-----------------------------------------------------------------------------------------------------------
Net change                                      4,450,409       $63,260,642        174,090       $2,161,630

CLASS B SHARES
Shares sold                                     2,454,459       $35,678,534      1,661,204      $23,142,229
Shares issued to shareholders in
reinvestment of distributions                     721,314        10,310,591        172,989        2,374,894
Shares reacquired                              (3,319,546)      (48,215,675)    (3,046,676)     (42,655,147)
-----------------------------------------------------------------------------------------------------------
Net change                                       (143,773)      $(2,226,550)    (1,212,483)    $(17,138,024)

CLASS C SHARES
Shares sold                                     1,931,145       $27,862,218        658,631       $9,151,147
Shares issued to shareholders in
reinvestment of distributions                     300,328         4,273,731         63,977          875,732
Shares reacquired                                (820,864)      (11,876,702)    (1,045,963)     (14,571,507)
-----------------------------------------------------------------------------------------------------------
Net change                                      1,410,609       $20,259,247       (323,355)     $(4,544,628)

CLASS I SHARES
Shares sold                                        74,348        $1,063,076        491,916       $6,845,053
Shares issued to shareholders in
reinvestment of distributions                      20,206           283,423         95,131        1,247,429
Shares reacquired                                 (27,382)         (392,542)    (4,754,074)     (66,989,201)
-----------------------------------------------------------------------------------------------------------
Net change                                         67,172          $953,957     (4,167,027)    $(58,896,719)

CLASS R SHARES
Shares sold                                       108,426        $1,565,792         99,677       $1,408,570
Shares issued to shareholders in
reinvestment of distributions                       9,289           130,623            475            6,625
Shares reacquired                                 (45,164)         (646,669)       (30,170)        (423,984)
-----------------------------------------------------------------------------------------------------------
Net change                                         72,551        $1,049,746         69,982         $991,211

                                                   Period ended 10/31/05*
                                                  SHARES           AMOUNT
CLASS R1 SHARES
Shares sold                                         3,573           $51,532
Shares issued to shareholders in
reinvestment of distributions                          39               556
---------------------------------------------------------------------------
Net change                                          3,612           $52,088

CLASS R2 SHARES
Shares sold                                         3,467           $50,000
Shares issued to shareholders in
reinvestment of distributions                          42               591
---------------------------------------------------------------------------
Net change                                          3,509           $50,591

                                                     Year ended 10/31/05             Year ended 10/31/04
                                                  SHARES           AMOUNT          SHARES          AMOUNT
CLASS R3 SHARES
Shares sold                                         2,703           $38,967          8,766         $121,404
Shares issued to shareholders in
reinvestment of distributions                       1,021            14,350             53              733
Shares reacquired                                  (1,653)          (23,469)          (130)          (1,836)
--------------------------------------------------------------------------------------------------------------
Net change                                          2,071           $29,848          8,689         $120,301

                                                   Period ended 10/31/05*
                                                  SHARES           AMOUNT
CLASS R4 SHARES
Shares sold                                         3,506           $50,000
Shares issued to shareholders in
reinvestment of distributions                          47               656
---------------------------------------------------------------------------
Net change                                          3,553           $50,656

CLASS R5 SHARES
Shares sold                                         3,507           $50,000
Shares issued to shareholders in
reinvestment of distributions                          49               690
---------------------------------------------------------------------------
Net change                                          3,556           $50,690

* For the period from the inception of Class R1, Class R2, Class R4, and Class
  R5 shares, April 1, 2005, through October 31, 2005.

(6) LINE OF CREDIT

The fund and other affiliated funds participate in a $1 billion unsecured line of credit provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus 0.35%. In addition, a commitment fee, based on the average daily, unused portion of the line of credit, is allocated among the participating funds at the end of each calendar quarter. The commitment fee allocated to the fund for the year ended October 31, 2005 was $2,680, and is included in miscellaneous expense. The fund had no significant borrowings during the year ended October 31, 2005.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Trustees of MFS Series Trust VI and Shareholders of
MFS Global Total Return Fund:

We have audited the accompanying statement of assets and liabilities of MFS Global Total Return Fund (the Fund) (one of the portfolios comprising MFS Series Trust VI), including the portfolio of investments, as of October 31, 2005, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Ours audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2005, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of MFS Global Total Return Fund at October 31, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of periods indicated therein, in conformity with U.S. generally accepted accounting principles.

                                               /s/ ERNST & YOUNG LLP

Boston, Massachusetts
December 13, 2005

TRUSTEES AND OFFICERS -- IDENTIFICATION AND BACKGROUND

The Trustees and officers of the Trust, as of December 2, 2005, are listed below, together with their principal occupations during the past five years. (Their titles may have varied during that period.)
The address of each Trustee and officer is 500 Boylston Street, Boston, Massachusetts 02116.

                                                                          PRINCIPAL OCCUPATIONS DURING
                                POSITION(s) HELD    TRUSTEE/OFFICER          THE PAST FIVE YEARS &
NAME, DATE OF BIRTH                 WITH FUND           SINCE(1)             OTHER DIRECTORSHIPS(2)
-------------------             ----------------    ---------------       ----------------------------
INTERESTED TRUSTEES
Robert J. Manning(3)            Trustee            February 2004       Massachusetts Financial Services
(born 10/20/63)                                                        Company, Chief Executive Officer,
                                                                       President, Chief Investment
                                                                       Officer and Director

Robert C. Pozen(3)              Trustee            February 2004       Massachusetts Financial Services
(born 08/08/46)                                                        Company, Chairman (since February
                                                                       2004); Harvard Law School
                                                                       (education), John Olin Visiting
                                                                       Professor (since July 2002);
                                                                       Secretary of Economic Affairs, The
                                                                       Commonwealth of Massachusetts
                                                                       (January 2002 to December 2002);
                                                                       Fidelity Investments, Vice
                                                                       Chairman (June 2000 to December
                                                                       2001); Fidelity Management &
                                                                       Research Company (investment
                                                                       adviser), President (March 1997 to
                                                                       July 2001); Bell Canada
                                                                       Enterprises (telecommunications),
                                                                       Director; Medtronic, Inc. (medical
                                                                       technology), Director; Telesat
                                                                       (satellite communications),
                                                                       Director

INDEPENDENT TRUSTEES
J. Atwood Ives                  Trustee and Chair  February 1992       Private investor; Eastern
(born 05/01/36)                 of Trustees                            Enterprises (diversified services
                                                                       company), Chairman, Trustee and
                                                                       Chief Executive Officer (until
                                                                       November 2000)

Lawrence H. Cohn, M.D.          Trustee            August 1993         Brigham and Women's Hospital,
(born 03/11/37)                                                        Senior Cardiac Surgeon, Chief of
                                                                       Cardiac Surgery (until 2005);
                                                                       Harvard Medical School, Professor
                                                                       of Surgery; Brigham and Women's
                                                                       Hospital Physicians' Organization,
                                                                       Chair (2000 to 2004)

David H. Gunning                Trustee            January 2004        Cleveland-Cliffs Inc. (mining
(born 05/30/42)                                                        products and service provider),
                                                                       Vice Chairman/Director (since
                                                                       April 2001); Encinitos Ventures
                                                                       (private investment company),
                                                                       Principal (1997 to April 2001);
                                                                       Lincoln Electric Holdings, Inc.
                                                                       (welding equipment manufacturer),
                                                                       Director

William R. Gutow                Trustee            December 1993       Private investor and real estate
(born 09/27/41)                                                        consultant; Capitol Entertainment
                                                                       Management Company (video
                                                                       franchise), Vice Chairman

Michael Hegarty                 Trustee            December 2004       Retired; AXA Financial (financial
(born 12/21/44)                                                        services and insurance), Vice
                                                                       Chairman and Chief Operating
                                                                       Officer (until May 2001); The
                                                                       Equitable Life Assurance Society
                                                                       (insurance), President and Chief
                                                                       Operating Officer (until May 2001)

Amy B. Lane                     Trustee            January 2004        Retired; Merrill Lynch & Co.,
(born 02/08/53)                                                        Inc., Managing Director,
                                                                       Investment Banking Group (1997 to
                                                                       February 2001); Borders Group,
                                                                       Inc. (book and music retailer),
                                                                       Director; Federal Realty
                                                                       Investment Trust (real estate
                                                                       investment trust), Trustee

Lawrence T. Perera              Trustee            July 1981           Hemenway & Barnes (attorneys),
(born 06/23/35)                                                        Partner

J. Dale Sherratt                Trustee            August 1993         Insight Resources, Inc.
(born 09/23/38)                                                        (acquisition planning
                                                                       specialists), President; Wellfleet
                                                                       Investments (investor in health
                                                                       care companies), Managing General
                                                                       Partner (since 1993); Cambridge
                                                                       Nutraceuticals (professional
                                                                       nutritional products), Chief
                                                                       Executive Officer (until May 2001)

Laurie J. Thomsen               Trustee            March 2005          Private investor; Prism Venture
(born 08/05/57)                                                        Partners (venture capital), Co-
                                                                       founder and General Partner (until
                                                                       June 2004); St. Paul Travelers
                                                                       Companies (commercial property
                                                                       liability insurance), Director
OFFICERS
Maria F. Dwyer(3)               President          November 2005       Massachusetts Financial Services
(born 12/01/58)                                                        Company, Executive Vice President
                                                                       and Chief Regulatory Officer
                                                                       (since March 2004); Fidelity
                                                                       Management & Research Company,
                                                                       Vice President (prior to March
                                                                       2004); Fidelity Group of Funds,
                                                                       President and Treasurer (prior to
                                                                       March 2004)

Tracy Atkinson(3)               Treasurer          September 2005      Massachusetts Financial Services
(born 12/30/64)                                                        Company, Senior Vice President
                                                                       (since September 2004);
                                                                       PricewaterhouseCoopers LLP,
                                                                       Partner (prior to September 2004)

Christopher R. Bohane(3)        Assistant          July 2005           Massachusetts Financial Services
(born 1/18/74)                  Secretary and                          Company, Vice President and Senior
                                Assistant Clerk                        Counsel (since April 2003);
                                                                       Kirkpatrick & Lockhart LLP (law
                                                                       firm), Associate (prior to April
                                                                       2003); Nvest Services Company,
                                                                       Assistant Vice President and
                                                                       Associate Counsel (prior to
                                                                       January 2001)

Jeffrey N. Carp(3)              Secretary and      September 2004      Massachusetts Financial Services
(born 12/19/56)                 Clerk                                  Company, Executive Vice President,
                                                                       General Counsel and Secretary
                                                                       (since April 2004); Hale and Dorr
                                                                       LLP (law firm), Partner (prior to
                                                                       April 2004)

Ethan D. Corey(3)               Assistant          July 2005           Massachusetts Financial Services
(born 11/21/63)                 Secretary and                          Company, Special Counsel (since
                                Assistant Clerk                        December 2004); Dechert LLP (law
                                                                       firm), Counsel (prior to December
                                                                       2004)

David L. DiLorenzo(3)           Assistant          July 2005           Massachusetts Financial Services
(born 8/10/68)                  Treasurer                              Company, Vice President (since
                                                                       June 2005); JP Morgan Investor
                                                                       Services, Vice President (January
                                                                       2001 to June 2005); State Street
                                                                       Bank, Vice President and Corporate
                                                                       Audit Manager (prior to January
                                                                       2001)

Timothy M. Fagan(3)             Assistant          September 2005      Massachusetts Financial Services
(born 7/10/68)                  Secretary and                          Company, Vice President and Senior
                                Assistant Clerk                        Counsel (since September 2005);
                                                                       John Hancock Advisers, LLC, Vice
                                                                       President and Chief Compliance
                                                                       Officer (September 2004 to August
                                                                       2005), Senior Attorney (prior to
                                                                       September 2004); John Hancock
                                                                       Group of Funds, Vice President and
                                                                       Chief Compliance Officer
                                                                       (September 2004 to December 2004)

Mark D. Fischer(3)              Assistant          July 2005           Massachusetts Financial Services
(born 10/27/70)                 Treasurer                              Company, Vice President (since May
                                                                       2005); JP Morgan Investment
                                                                       Management Company, Vice President
                                                                       (prior to May 2005)

Brian T. Hourihan(3)            Assistant          September 2004      Massachusetts Financial Services
(born 11/11/64)                 Secretary and                          Company, Vice President, Senior
                                Assistant Clerk                        Counsel and Assistant Secretary
                                                                       (since June 2004); Affiliated
                                                                       Managers Group, Inc., Chief Legal
                                                                       Officer/Centralized Compliance
                                                                       Program (January to April 2004);
                                                                       Fidelity Research & Management
                                                                       Company, Assistant General Counsel
                                                                       (prior to January 2004)

Ellen Moynihan(3)               Assistant          April 1997          Massachusetts Financial Services
(born 11/13/57)                 Treasurer                              Company, Vice President

Susan S. Newton(3)              Assistant          May 2005            Massachusetts Financial Services
(born 03/07/50)                 Secretary and                          Company, Senior Vice President and
                                Assistant Clerk                        Associate General Counsel (since
                                                                       April 2005); John Hancock
                                                                       Advisers, LLC, Senior Vice
                                                                       President, Secretary and Chief
                                                                       Legal Officer (prior to April
                                                                       2005); John Hancock Group of
                                                                       Funds, Senior Vice President,
                                                                       Secretary and Chief Legal Officer
                                                                       (prior to April 2005)

Susan A. Pereira(3)             Assistant          July 2005           Massachusetts Financial Services
(born 11/05/70)                 Secretary and                          Company, Vice President and Senior
                                Assistant Clerk                        Counsel (since June 2004); Bingham
                                                                       McCutchen LLP (law firm),
                                                                       Associate (January 2001 to June
                                                                       2004); Preti, Flaherty, Beliveau,
                                                                       Pachios & Haley, LLC, Associate
                                                                       (prior to January 2001)

Frank L. Tarantino              Independent Chief  June 2004           Tarantino LLC (provider of
(born 03/07/44)                 Compliance                             compliance services), Principal
                                Officer                                (since June 2004); CRA Business
                                                                       Strategies Group (consulting
                                                                       services), Executive Vice
                                                                       President (April 2003 to June
                                                                       2004); David L. Babson & Co.
                                                                       (investment adviser), Managing
                                                                       Director, Chief Administrative
                                                                       Officer and Director (February
                                                                       1997 to March 2003)

James O. Yost(3)                Assistant          September 1990      Massachusetts Financial Services
(born 06/12/60)                 Treasurer                              Company, Senior Vice President

------------
(1) Date first appointed to serve as Trustee/officer of an MFS fund. Each Trustee has served continuously since appointment unless indicated otherwise.
(2) Directorships or trusteeships of companies required to report to the Securities and Exchange
    Commission (i.e., "public companies").
(3) "Interested person" of the Trust within the meaning of the Investment Company Act of 1940
    (referred to as the 1940 Act), which is the principal federal law governing investment companies like the fund, as a result of position with MFS. The address of MFS is 500 Boylston Street,
    Boston, Massachusetts 02116.

Each Trustee has been elected by shareholders and each Trustee and officer holds office until his or her successor is chosen and qualified or until his or her earlier death, resignation, retirement or removal. Messrs. Ives and Sherratt and Mses. Lane and Thomsen are members of the Trust's Audit
Committee.

Each of the Trust's Trustees and officers holds comparable positions with certain other funds of which
MFS or a subsidiary is the investment adviser or distributor, and, in the case of the officers, with certain affiliates of MFS. As of December 31, 2004, each Trustee served as a board member of 99 funds within the MFS Family of Funds.

The Trust held a shareholders' meeting in 2005, and will hold a shareholders' meeting at least once every five years thereafter, to elect Trustees.

The Statement of Additional Information contains further information about the Trustees and is available without charge upon request by calling 1-800-225-2606.

-----------------------------------------------------------------------------------------------------------

INVESTMENT ADVISER                                         CUSTODIANS
Massachusetts Financial Services Company                   State Street Bank and Trust Company
500 Boylston Street, Boston, MA                            225 Franklin Street, Boston, MA 02110
02116-3741
                                                           JP Morgan Chase Bank
DISTRIBUTOR                                                One Chase Manhattan Plaza
MFS Fund Distributors, Inc.                                New York, NY 10081
500 Boylston Street, Boston, MA
02116-3741                                                 INDEPENDENT REGISTERED PUBLIC
                                                           ACCOUNTING FIRM
PORTFOLIO MANAGERS                                         Ernst & Young LLP
Steven R. Gorham                                           200 Clarendon Street, Boston, MA 02116
Matthew W. Ryan
Erik Weisman
Barnaby Wiener

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested ("independent") Trustees, voting separately, annually approve the continuation of the Fund's investment advisory agreement with MFS. The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting. In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2005 ("contract review meetings") for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the "MFS Funds"). The independent Trustees were assisted in their evaluation of the Fund's investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings. The independent Trustees were also assisted in this process by the MFS Funds' Independent Chief Compliance Officer, a full-time senior officer appointed by and reporting to the independent Trustees.

In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review. As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.

In connection with their contract review meetings, the Trustees received and relied upon materials which included, among other items: (i) information provided by Lipper Inc. on the investment performance of the Fund for various time periods ended December 31, 2004 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the "Lipper performance universe"), as well as the investment performance of a group of funds identified by objective criteria suggested by MFS ("peer funds"), (ii) information provided by Lipper Inc. on the Fund's advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Lipper (the "Lipper expense group"), as well as the advisory fees and other expenses of peer funds identified by objective criteria suggested by MFS, (iii) information provided by MFS on the advisory fees of comparable portfolios of other clients of MFS, including institutional separate account and other clients, (iv) information as to whether and to what extent applicable expense waivers, reimbursements or fee "breakpoints" are observed for the Fund, (v) information regarding MFS' financial results and financial condition, including MFS' and certain of its affiliates' estimated profitability from services performed for the Fund and the MFS Funds as a whole, (vi) MFS' views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii) information regarding the overall organization of MFS, including information about MFS' senior management and other personnel providing investment advisory, administrative and other services to the Fund and the other MFS Funds. The comparative performance, fee and expense information prepared and provided by Lipper Inc. was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.

The Trustees' conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees' deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than others, and that the Trustees' conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.

Based on information provided by Lipper Inc. and MFS, the Trustees reviewed the Fund's total return investment performance as well as the performance of peer groups of funds over various time periods. The Trustees placed particular emphasis on the total return performance of the Fund's Class A shares in comparison to the performance of funds in its Lipper performance universe over the three-year period ended December 31, 2004, which the Trustees believed was a long enough period to reflect differing market conditions. The Fund's performance was in the 23rd percentile relative to the other funds in the universe for this three-year period (the 1st percentile being the best performers and the 100th percentile being the worst performers). The total return performance of the Fund's Class A shares was in the 26th percentile for the one-year period and the 24th percentile for the five-year period ended December 31, 2004 relative to the Lipper performance universe. Because of the passage of time, these performance results are likely to differ from the performance results for more recent periods, including those shown elsewhere in this report.

In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund's performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS' responses and efforts relating to investment performance.

In assessing the reasonableness of the Fund's advisory fee, the Trustees considered, among other information, the Fund's advisory fee and the total expense ratio of the Fund's Class A shares as a percentage of average net assets and the advisory fee and total expense ratios of peer groups of funds based on information provided by Lipper Inc. and MFS. The Trustees considered whether the Fund was subject to any fee waivers or reductions or expense limitations. The Trustees also considered that, according to the Lipper data, the Fund's effective advisory fee rate and total expense ratio were each approximately at the Lipper expense group median.

The Trustees also considered the advisory fees charged by MFS to institutional accounts. In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Fund in comparison to institutional accounts, the higher demands placed on MFS' investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Fund, and the impact on MFS and expenses associated with the more extensive regulatory regime to which the Fund is subject in comparison to institutional accounts.

The Trustees also considered whether the Fund is likely to benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund. They noted that the Fund's advisory fee rate schedule is currently subject to a breakpoint that reduces the Fund's advisory fee rate on net assets over $500 million, and that MFS proposed to implement an additional advisory fee breakpoint to reduce the Fund's annual advisory fee rate by 0.05% on net assets over $1 billion, effective August 1, 2005. Taking into account fee waivers or reductions or expense limitations, if any, the Trustees concluded that the breakpoints, as modified, are sufficient to allow the Fund to benefit from economies of scale as its assets grow.

The Trustees also considered information prepared by MFS relating to MFS' costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS' methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.

After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that the advisory fees charged to the Fund represent reasonable compensation in light of the nature and quality of the services being provided by MFS to the Fund.

In addition, the Trustees considered MFS' resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund. The Trustees also considered current and developing conditions in the financial services industry, including the entry into the industry of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies. In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc. The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser which also serves other investment companies as well as other accounts.

The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Fund pays to MFS Fund Distributors, Inc., an affiliate of MFS. The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund's behalf, including securities lending programs, directed expense payment programs, class action recovery programs, and MFS' interaction with third-party service providers, principally custodians and sub-custodians. The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Funds were satisfactory.

The Trustees also considered benefits to MFS from the use of the Fund's portfolio brokerage commissions to pay for research and other similar services (including MFS'general policy to pay directly for third-party research), and various other factors. Additionally, the Trustees considered so-called "fall-out benefits" to MFS such as reputational value derived from serving as investment manager to the Fund.

Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including a majority of the independent Trustees, concluded that the Fund's investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2005.

A discussion regarding the Board's most recent review and renewal of the Fund's investment advisory agreement will be available on or before December 1, 2005 by clicking on the fund's name under "Select a fund" on the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds' proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q may be reviewed and copied at the:

  Public Reference Room
  Securities and Exchange Commission
  Washington, D.C. 20549-0102

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. The fund's Form N-Q is available on the EDGAR database on the Commission's Internet Web site at http:// www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

A shareholder can also obtain the quarterly portfolio holdings report at mfs.com.

FEDERAL TAX INFORMATION (unaudited)

In January 2006, shareholders will be mailed a Form 1099-DIV reporting the federal tax status of all distributions paid during the calendar year 2005.

The fund has designated $24,888,361 as a capital gain dividend for the year ended October 31, 2005.

For the year ended October 31, 2005, the amount of distributions from income eligible for the 70% dividends received deductions for corporations is 12.45%.

The fund hereby designates the maximum amount allowable as qualified dividend income eligible for a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. Complete information will be reported in conjunction with your 2005 Form 1099-DIV.

CONTACT INFORMATION

INVESTOR SERVICE

Write to us at: MFS Service Center, Inc.
                P.O. Box 55824
                Boston, MA 02205-5824

Type of Information            Phone number           Hours, Eastern Time
--------------------------------------------------------------------------------
General information            1-800-225-2606         8 a.m. to 8 p.m., any
                                                      business day
--------------------------------------------------------------------------------
Speech- or hearing-impaired    1-800-637-6576         9 a.m. to 5 p.m., any
                                                      business day
--------------------------------------------------------------------------------
Share  prices, account         1-800-MFS-TALK
balances exchanges             (1-800-637-8255)       24 hours a day, 365 days a
or stock and bond outlooks     touch-tone required    year
--------------------------------------------------------------------------------


M F S(SM)
INVESTMENT MANAGEMENT(R)

(C) 2005 MFS Investment Management(R)
MFS(R) investment products are offered through MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116.
                                                             MWT-ANN-12/05 47M

MFS(R) GLOBAL EQUITY FUND                                              10/31/05

ANNUAL REPORT
-------------------------------------------------------------------------------

LETTER FROM THE CEO                               1
---------------------------------------------------
PORTFOLIO COMPOSITION                             2
---------------------------------------------------
MANAGEMENT REVIEW                                 3
---------------------------------------------------
PERFORMANCE SUMMARY                               5
---------------------------------------------------
EXPENSE TABLE                                     8
---------------------------------------------------
PORTFOLIO OF INVESTMENTS                         10
---------------------------------------------------
FINANCIAL STATEMENTS                             15
---------------------------------------------------
NOTES TO FINANCIAL STATEMENTS                    27
---------------------------------------------------
REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM                           36
---------------------------------------------------
TRUSTEES AND OFFICERS                            37
---------------------------------------------------
BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT    42
---------------------------------------------------
PROXY VOTING POLICIES AND INFORMATION            46
---------------------------------------------------
QUARTERLY PORTFOLIO DISCLOSURE                   46
---------------------------------------------------
FEDERAL TAX INFORMATION                          46
---------------------------------------------------
CONTACT INFORMATION                      BACK COVER
---------------------------------------------------

THE REPORT IS PREPARED FOR THE GENERAL INFORMATION OF
SHAREHOLDERS. IT IS AUTHORIZED FOR DISTRIBUTION TO
PROSPECTIVE INVESTORS ONLY WHEN PRECEDED OR
ACCOMPANIED BY A CURRENT PROSPECTUS.
                                                       [logo] M F S(SM)
                                                       INVESTMENT MANAGEMENT(R)

LETTER FROM THE CEO

[Photo of Robert J. Manning]

Dear Shareholders,
Most investors are familiar with the basic principles of investing - focus on the long term and keep your assets diversified across different investment categories. Still, it is surprising how often we forget these basic lessons. Certainly, the dot-com euphoria that overtook Wall Street in the late 1990s had many people hoping they could become millionaires overnight. But the market decline that started in the spring of 2000 taught everyone how misguided those hopes had been.

Now, less than five years after the market taught a harsh lesson in the follies of speculative investing, we are seeing a number of trends that suggest many investors, including professionals, are hoping for overnight miracles again. We see a steady stream of market "gurus" on television news shows, promising to teach amateur investors the strategies that will allow them to get rich quick. Hedge funds - which by their nature move in and out of investments rapidly - have soared in popularity over the past five years. We are reminded every day that we live in a "what have you done for me lately?" world, but this mindset should not influence how we invest and manage our money. In fact, investors often fall short of their goals because they trade in and out of investments too frequently and at inopportune times.

Throughout our entire 80-year history, MFS' money management process has focused on long-term investment opportunities. We firmly believe that one of the best ways to realize long-term financial goals - be it a college education, a comfortable retirement, or a secure family legacy - is to follow a three-pronged approach that focuses on longer time horizons. Allocate holdings across the major asset classes - including stocks, bonds, and cash. Diversify within each class to take advantage of different market segments and investing styles. And rebalance assets regularly to maintain a desired asset allocation.*

This long-term approach requires diligence and patience, two traits that in our experience are essential to capitalizing on the many opportunities the financial markets can offer.

    Respectfully,

/s/ Robert J. Manning

    Robert J. Manning
    Chief Executive Officer and Chief Investment Officer
    MFS Investment Management(R)

    December 15, 2005

* Asset allocation, diversification, and rebalancing does not guarantee a profit or protect against a loss. The opinions expressed in this letter are those of MFS, and no forecasts can be guaranteed.

              PORTFOLIO COMPOSITION

              PORTFOLIO STRUCTURE*

              Stocks                                     99.2%
              Cash & Other Net Assets                     0.8%

              TOP TEN HOLDINGS

              Reckitt Benckiser PLC                       3.5%
              ------------------------------------------------
              Nestle S.A.                                 2.9%
              ------------------------------------------------
              L'Air Liquide S.A.                          2.6%
              ------------------------------------------------
              Roche Holdings AG                           2.2%
              ------------------------------------------------
              Johnson & Johnson                           2.0%
              ------------------------------------------------
              American Express Co.                        1.9%
              ------------------------------------------------
              Oracle Corp.                                1.9%
              ------------------------------------------------
              Sanofi-Aventis                              1.9%
              ------------------------------------------------
              Hilton Group PLC                            1.9%
              ------------------------------------------------
              Sandvik AB                                  1.9%
              ------------------------------------------------

              SECTOR WEIGHTINGS

              Health Care                                16.4%
              ------------------------------------------------
              Financial Services                         15.2%
              ------------------------------------------------
              Consumer Staples                           12.2%
              ------------------------------------------------
              Technology                                 10.6%
              ------------------------------------------------
              Leisure                                     7.9%
              ------------------------------------------------
              Retailing                                   6.9%
              ------------------------------------------------
              Utilities & Communications                  6.8%
              ------------------------------------------------
              Basic Materials                             6.4%
              ------------------------------------------------
              Industrial Goods & Services                 4.9%
              ------------------------------------------------
              Energy                                      4.5%
              ------------------------------------------------
              Autos & Housing                             3.4%
              ------------------------------------------------
              Special Products & Services                 3.0%
              ------------------------------------------------
              Transportation                              1.0%
              ------------------------------------------------

              COUNTRY WEIGHTINGS

              United States                              36.3%
              ------------------------------------------------
              Great Britain                              14.8%
              ------------------------------------------------
              France                                     11.7%
              ------------------------------------------------
              Japan                                       9.5%
              ------------------------------------------------
              Switzerland                                 7.2%
              ------------------------------------------------
              Spain                                       3.3%
              ------------------------------------------------
              Sweden                                      3.2%
              ------------------------------------------------
              Canada                                      2.0%
              ------------------------------------------------
              Germany                                     1.9%
              ------------------------------------------------
              All Others                                 10.1%
              ------------------------------------------------

Percentages are based on net assets as of 10/31/05.

The portfolio is actively managed, and current holdings may be different.

MANAGEMENT REVIEW

SUMMARY OF RESULTS

For the twelve months ended October 31, 2005, Class A shares of the MFS Global Equity Fund provided a total return of 12.52%, at net asset value. In comparison, the fund's benchmark, the Morgan Stanley Capital International
(MSCI) World Index, returned 13.82%.

DETRACTORS FROM PERFORMANCE

Stock selection and an overweighted position in the retailing sector held back relative performance for the period with home improvement store operator Kingfisher*, off-price retailer TJX Companies*, and apparel retailer NEXT among the fund's top detractors.

Our overweighted position in leisure hindered relative returns as the sector underperformed the overall benchmark. Although stock selection in the sector as a whole helped performance, our holdings in media giant Viacom held back returns as the share price declined over the period.

Although technology was one of our top contributing sectors, a major detractor from relative performance was our position in computer maker Dell. Elsewhere, not holding strong-performing tobacco firm Altria Group (an index constituent that significantly outperformed the benchmark) held back relative results. Our holdings in credit card lender MBNA*, pharmaceutical company Eli Lilly, scientific instrument maker Waters Corp, and Fisher Scientific, a wholesale distributor of medical equipment, were also among the top detractors.

During the reporting period, our currency exposure was a significant detractor from the portfolio's relative performance. All of MFS' investment decisions are driven by the fundamentals of each individual opportunity, and as such, it is common for our portfolio to have different currency exposure than the benchmark.

CONTRIBUTORS TO PERFORMANCE

The industrial goods and services, technology, and transportation sectors were the top contributors to performance relative to the benchmark. In industrial goods and services, stock selection aided relative results. Machinery manufacturer Sandvik and construction equipment maker Atlas Copco were strong contributors in this sector.

A combination of stock selection and an underweighted position in the technology sector also benefited relative performance. Our holdings in South Korean electronics company Samsung, which is not a constituent of the index, boosted relative results in this area.

Stock selection in the transportation sector contributed to relative performance although no individual stocks in the sector were among the fund's top contributors.

Individual stocks in other sectors also contributed to relative results. Although our underweighted position in the energy sector hurt relative performance, this was offset by strong stock selection. Canadian independent oil producer EnCana was the top performing position in the fund. Other contributors included pharmaceuticals and diagnostics company Roche Holding, telecommunications provider Hutchison, and financial services firms AXA, OTP Bank, and Goldman Sachs. Not owning pharmaceuticals firm Pfizer (an index constituent that lagged the benchmark) also helped relative returns.

* Security was not held in the portfolio at period-end.

Respectfully,

David R. Mannheim               Simon Todd
Portfolio Manager               Portfolio Manager

Note to Shareholders: Effective April 1, 2005, Simon Todd became the co-manager of the fund with Mr. Mannheim.

The views expressed in this report are those of the portfolio managers only through the end of the period of the report as stated on the cover and do not necessarily reflect the views of MFS or any other person in the MFS organization. These views are subject to change at any time based on market and other conditions, and MFS disclaims any responsibility to update such views. These views may not be relied upon as investment advice or an indication of trading intent on behalf of any MFS Fund. References to specific securities are not recommendations of such securities, and may not be representative of any MFS Fund's current or future investments.

PERFORMANCE SUMMARY THROUGH 10/31/05

The following chart illustrates the historical performance of the fund's Class A shares in comparison to its benchmark. Performance results include any applicable contingent deferred sales charge and reflect the percentage change in net asset value, including reinvestment of dividends and capital gains distributions. Benchmark comparisons are unmanaged and do not reflect any fees or expenses. The performance of other share classes will be greater than or less than the line shown. (See Notes to Performance Summary.)

VISIT MFS.COM FOR THE MOST RECENT MONTH-END PERFORMANCE RESULTS. (FOR THE MOST RECENT MONTH-END PERFORMANCE FOR CLASS I SHARES CALL 1-888-808-6374. MOST RECENT MONTH-END PERFORMANCE FOR J SHARES CAN BE OBTAINED BY CALLING EITHER CITIBANK N.A. AT 0120-322522 OR MIZUHO BANK AT 0120-324286.) MARKET VOLATILITY CAN SIGNIFICANTLY AFFECT SHORT-TERM PERFORMANCE, AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE PERFORMANCE SHOWN DOES NOT REFLECT THE DEDUCTION OF TAXES, IF ANY, THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT

                           MFS Global
                         Equity Fund --       MSCI
                             Class A       World Index

            10/95           $ 9,425         $10,000
            10/96            11,000          11,683
            10/97            13,289          13,699
            10/98            14,281          15,848
            10/99            16,540          19,862
            10/00            18,258          20,138
            10/01            15,032          15,055
            10/02            14,151          12,872
            10/03            16,733          16,003
            10/04            19,598          18,206
            10/05            22,052          20,721

TOTAL RETURNS THROUGH 10/31/05

AVERAGE ANNUAL WITHOUT SALES CHARGE

   Share class     Class inception date       1-yr         5-yr       10-yr
----------------------------------------------------------------------------
        A                 9/07/93             12.52%       3.85%       8.87%
----------------------------------------------------------------------------
        B                12/29/86             11.70%       3.07%       8.04%
----------------------------------------------------------------------------
        C                 1/03/94             11.68%       3.06%       8.04%
----------------------------------------------------------------------------
        I                 1/02/97             12.79%       4.08%       9.11%
----------------------------------------------------------------------------
        J                 7/09/99             11.74%       3.11%       8.09%
----------------------------------------------------------------------------
        R                12/31/02             12.26%       3.69%       8.79%
----------------------------------------------------------------------------
       R1                 4/01/05             11.56%       3.04%       8.03%
----------------------------------------------------------------------------
       R2                 4/01/05             11.74%       3.08%       8.05%
----------------------------------------------------------------------------
       R3                10/31/03             11.95%       3.18%       8.10%
----------------------------------------------------------------------------
       R4                 4/01/05             12.43%       3.83%       8.86%
----------------------------------------------------------------------------
       R5                 4/01/05             12.61%       3.86%       8.88%
----------------------------------------------------------------------------

AVERAGE ANNUAL

Comparative benchmarks
----------------------------------------------------------------------------
Average global multi-cap core fund+           13.33%       2.07%       8.15%
----------------------------------------------------------------------------
MSCI World Index#                             13.82%       0.57%       7.56%
----------------------------------------------------------------------------

AVERAGE ANNUAL WITH SALES CHARGE

   Share class
----------------------------------------------------------------------------
        A                                      6.05%       2.62%       8.23%
----------------------------------------------------------------------------
        B                                      7.70%       2.71%       8.04%
----------------------------------------------------------------------------
        C                                     10.68%       3.06%       8.04%
----------------------------------------------------------------------------
        J                                      8.39%       2.48%       7.76%
----------------------------------------------------------------------------

Class I, R, R1, R2, R3, R4, and R5 shares do not have a sales charge. Please see Notes to Performance Summary for more details.

+ Source: Lipper Inc., an independent firm that reports mutual fund performance. # Source: Standard & Poor's Micropal, Inc.

INDEX DEFINITION

MSCI World Index - is a market capitalization index that is designed to measure global developed market equity performance.

It is not possible to invest directly in an index.

NOTES TO PERFORMANCE SUMMARY

Class A results including sales charge reflect the deduction of the maximum 5.75% sales charge. Class B results including sales charge reflect the deduction of the applicable contingent deferred sales charge (CDSC), which declines over six years from 4% to 0%. Class C results including sales charge (assuming redemption within one year from the end of the prior month of purchase) reflect the deduction of the 1% CDSC. Class J results reflect the deduction of the maximum 3% sales charge and are available only to residents of Japan. Class R shares have no initial sales charge or CDSC and are available only to existing Class R shareholders. Class I, R1, R2, R3, R4, and R5 shares have no initial sales charge or CDSC. Class I shares are only available to certain eligible investors, and Class R1, R2, R3, R4, and R5 shares are only available to certain retirement plans.

Performance for I, R, R4, and R5 shares includes the performance of the fund's Class A shares prior to their offering. Performance for J, R1, R2, and R3 includes the performance of the fund's Class B shares prior to their offering. For reporting periods ending prior to March 31, 2004, when quoting performance for the fund's Class I and R shares, the performance of these share classes included the performance of the fund's Class B shares, rather than Class A shares. The blending methodology changed for reporting periods ending on or after March 31, 2004, because Class A shares now have a 10 year performance history, and share class performance is being blended to Class A shares based upon the similarity of share class operating expenses. This change in blending methodology results in better performance for Class I and R shares than it had under the prior blending methodology. For a transitional period lasting until December 31, 2007, performance for Class I and R shares under the prior methodology is available at mfs.com. This blended class performance has been adjusted to take into account differences in sales loads, if any, applicable to these share classes, but has not been adjusted to take into account differences in class specific operating expenses (such as Rule 12b-1 fees). Compared to performance these share classes would have experienced had they been offered for the entire period, the use of blended performance generally results in higher performance for share classes with higher operating expenses than the share class to which it is blended, and lower performance for share classes with lower operating expenses than the share class to which it is blended.

Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund's performance results would be less favorable. Please see the prospectus and financial statements for complete details.

From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

EXPENSE TABLE

FUND EXPENSES BORNE BY THE SHAREHOLDERS DURING THE PERIOD,
MAY 1, 2005 THROUGH OCTOBER 31, 2005.

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments and redemption fees on certain exchanges and redemptions, and
(2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period May 1, 2005 through October 31, 2005.

ACTUAL EXPENSES

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

--------------------------------------------------------------------------------
                                                                       Expenses
                                                                     Paid During
                         Annualized    Beginning        Ending         Period**
                           Expense   Account Value   Account Value     5/01/05-
Share Class                 Ratio       5/01/05        10/31/05       10/31/05
--------------------------------------------------------------------------------
           Actual           1.54%     $1,000.00       $1,059.10         $7.99
    A      ---------------------------------------------------------------------
           Hypothetical*    1.54%     $1,000.00       $1,017.44         $7.83
--------------------------------------------------------------------------------
           Actual           2.29%     $1,000.00       $1,055.70        $11.87
    B     ----------------------------------------------------------------------
           Hypothetical*    2.29%     $1,000.00       $1,013.66        $11.62
--------------------------------------------------------------------------------
           Actual           2.29%     $1,000.00       $1,055.40        $11.86
    C      ---------------------------------------------------------------------
           Hypothetical*    2.29%     $1,000.00       $1,013.66        $11.62
--------------------------------------------------------------------------------
           Actual           1.29%     $1,000.00       $1,060.40         $6.70
    I      ---------------------------------------------------------------------
           Hypothetical*    1.29%     $1,000.00       $1,018.70         $6.56
--------------------------------------------------------------------------------
           Actual           2.24%     $1,000.00       $1,055.50        $11.61
    J      ---------------------------------------------------------------------
           Hypothetical*    2.24%     $1,000.00       $1,013.91        $11.37
--------------------------------------------------------------------------------
           Actual           1.78%     $1,000.00       $1,057.90         $9.23
    R      ---------------------------------------------------------------------
           Hypothetical*    1.78%     $1,000.00       $1,016.23         $9.05
--------------------------------------------------------------------------------
           Actual           2.45%     $1,000.00       $1,054.40        $12.69
    R1     ---------------------------------------------------------------------
           Hypothetical*    2.45%     $1,000.00       $1,012.85        $12.43
--------------------------------------------------------------------------------
           Actual           2.13%     $1,000.00       $1,055.70        $11.04
    R2     ---------------------------------------------------------------------
           Hypothetical*    2.13%     $1,000.00       $1,014.47        $10.82
--------------------------------------------------------------------------------
           Actual           2.01%     $1,000.00       $1,056.80        $10.42
    R3     ---------------------------------------------------------------------
           Hypothetical*    2.01%     $1,000.00       $1,015.07        $10.21
--------------------------------------------------------------------------------
           Actual           1.68%     $1,000.00       $1,058.80         $8.72
    R4     ---------------------------------------------------------------------
           Hypothetical*    1.68%     $1,000.00       $1,016.74         $8.54
--------------------------------------------------------------------------------
           Actual           1.38%     $1,000.00       $1,060.00         $7.17
    R5     ---------------------------------------------------------------------
           Hypothetical*    1.38%     $1,000.00       $1,018.25         $7.02
--------------------------------------------------------------------------------

 * 5% class return per year before expenses.

** Expenses paid is equal to each class' annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher.

Effective October 1, 2005 the fund's Class R1, Class R2, and Class R3 retirement plan administrative and services fees were reduced (as described in Note 3 of the Notes to the Financial Statements). Had this fee reduction been in effect throughout the entire six month period, the annualized expense ratio would have been 2.37%, 2.01%, and 1.93% for Class R1, Class R2, and Class R3, respectively, and the actual expenses paid during the period would have been approximately $12.28, $10.42, and $10.01 for Class R1, Class R2, and Class R3, respectively.

PORTFOLIO OF INVESTMENTS - 10/31/05

The Portfolio of Investments is a complete list of all securities owned by your fund.
It is categorized by broad-based asset classes.

Stocks - 99.2%
----------------------------------------------------------------------------------------------------
ISSUER                                                                       SHARES          $ VALUE
----------------------------------------------------------------------------------------------------
Alcoholic Beverages - 1.6%
----------------------------------------------------------------------------------------------------
Diageo PLC                                                                  717,987     $ 10,604,595
----------------------------------------------------------------------------------------------------
Apparel Manufacturers - 1.9%
----------------------------------------------------------------------------------------------------
LVMH Moet Hennessy Louis Vuitton S.A.^                                      111,770     $  9,049,882
Toray Industries, Inc.                                                      647,000        3,580,391
                                                                                        ------------
                                                                                        $ 12,630,273
----------------------------------------------------------------------------------------------------
Automotive - 3.4%
----------------------------------------------------------------------------------------------------
Bridgestone Corp.^                                                          310,000     $  6,286,574
Harley-Davidson, Inc.^                                                      165,460        8,195,234
Toyota Motor Corp.                                                          180,000        8,213,104
                                                                                        ------------
                                                                                        $ 22,694,912
----------------------------------------------------------------------------------------------------
Banks & Credit Companies - 9.9%
----------------------------------------------------------------------------------------------------
American Express Co.                                                        253,780     $ 12,630,631
Banco Bilbao Vizcaya Argentaria S.A.                                        406,160        7,161,470
Bangkok Bank Public Co. Ltd.                                              1,239,700        3,131,170
Citigroup, Inc.                                                             139,200        6,372,576
Erste Bank der Oesterreichischen Sparkassen AG                              127,620        6,638,971
OTP Bank Ltd., GDR                                                           48,860        3,517,920
Powszechna Kasa Oszczednosci Bank Polski S.A.                               171,410        1,441,161
PT Bank Central Asia Tbk.                                                 7,210,500        2,297,245
Shinsei Bank Ltd.                                                           847,000        4,905,504
UBS AG                                                                      130,801       11,097,284
UniCredito Italiano S.p.A.^                                               1,183,920        6,609,484
                                                                                        ------------
                                                                                        $ 65,803,416
----------------------------------------------------------------------------------------------------
Biotechnology - 1.1%
----------------------------------------------------------------------------------------------------
Gilead Sciences, Inc.*                                                      153,250     $  7,241,063
----------------------------------------------------------------------------------------------------
Broadcast & Cable TV - 3.3%
----------------------------------------------------------------------------------------------------
Viacom, Inc., "B"                                                           316,810     $  9,811,606
Walt Disney Co.                                                             486,490       11,855,761
                                                                                        ------------
                                                                                        $ 21,667,367
----------------------------------------------------------------------------------------------------
Brokerage & Asset Managers - 2.3%
----------------------------------------------------------------------------------------------------
Goldman Sachs Group, Inc.                                                    96,510     $ 12,195,969
Julius Baer Holding Ltd.                                                     36,295        2,812,149
                                                                                        ------------
                                                                                        $ 15,008,118
----------------------------------------------------------------------------------------------------
Business Services - 3.0%
----------------------------------------------------------------------------------------------------
Accenture Ltd., "A"^                                                        400,830     $ 10,545,837
DST Systems, Inc.*                                                          172,200        9,663,864
                                                                                        ------------
                                                                                        $ 20,209,701
----------------------------------------------------------------------------------------------------
Chemicals - 1.1%
----------------------------------------------------------------------------------------------------
3M Co.                                                                       96,070     $  7,299,399
----------------------------------------------------------------------------------------------------
Computer Software - 3.1%
----------------------------------------------------------------------------------------------------
Oracle Corp.*                                                               977,800     $ 12,398,504
Symantec Corp.*                                                             347,910        8,297,654
                                                                                        ------------
                                                                                        $ 20,696,158
----------------------------------------------------------------------------------------------------
Computer Software - Systems - 1.5%
----------------------------------------------------------------------------------------------------
Dell, Inc.*                                                                 321,480     $ 10,248,782
----------------------------------------------------------------------------------------------------
Consumer Goods & Services - 6.8%
----------------------------------------------------------------------------------------------------
Estee Lauder Cos., Inc., "A"                                                217,100     $  7,201,207
L'Oreal S.A.^                                                                68,170        5,013,029
Procter & Gamble Co.                                                        179,794       10,066,666
Reckitt Benckiser PLC                                                       764,500       23,083,521
                                                                                        ------------
                                                                                        $ 45,364,423
----------------------------------------------------------------------------------------------------
Electrical Equipment - 2.5%
----------------------------------------------------------------------------------------------------
Nitto Denko Corp.                                                            77,400     $  4,662,290
Schneider Electric S.A.                                                     145,606       11,964,073
                                                                                        ------------
                                                                                        $ 16,626,363
----------------------------------------------------------------------------------------------------
Electronics - 5.1%
----------------------------------------------------------------------------------------------------
CANON, Inc.                                                                 188,000     $  9,805,886
Intel Corp.                                                                 277,500        6,521,250
OMRON Corp.                                                                  76,200        1,790,823
Ricoh Co. Ltd.^                                                             217,000        3,429,113
Samsung Electronics Co. Ltd.                                                 22,790       12,049,885
                                                                                        ------------
                                                                                        $ 33,596,957
----------------------------------------------------------------------------------------------------
Energy - Independent - 1.0%
----------------------------------------------------------------------------------------------------
EnCana Corp.                                                                147,780     $  6,755,657
----------------------------------------------------------------------------------------------------
Energy - Integrated - 2.7%
----------------------------------------------------------------------------------------------------
BP PLC                                                                      615,380     $  6,792,334
TOTAL S.A.                                                                   44,720       11,224,598
                                                                                        ------------
                                                                                        $ 18,016,932
----------------------------------------------------------------------------------------------------
Food & Drug Stores - 1.2%
----------------------------------------------------------------------------------------------------
Tesco PLC                                                                 1,505,580     $  8,009,410
----------------------------------------------------------------------------------------------------
Food & Non-Alcoholic Beverages - 3.8%
----------------------------------------------------------------------------------------------------
Nestle S.A.                                                                  64,892     $ 19,306,960
PepsiCo, Inc.                                                                94,020        5,554,702
                                                                                        ------------
                                                                                        $ 24,861,662
----------------------------------------------------------------------------------------------------
Gaming & Lodging - 3.0%
----------------------------------------------------------------------------------------------------
Hilton Group PLC                                                          2,056,220     $ 12,339,015
William Hill Organization Ltd.                                              783,580        7,408,360
                                                                                        ------------
                                                                                        $ 19,747,375
----------------------------------------------------------------------------------------------------
General Merchandise - 1.1%
----------------------------------------------------------------------------------------------------
Wal-Mart Stores, Inc.                                                       151,220     $  7,154,218
----------------------------------------------------------------------------------------------------
Insurance - 3.0%
----------------------------------------------------------------------------------------------------
AXA                                                                         372,700     $ 10,793,161
Lincoln National Corp.                                                       82,400        4,170,264
QBE Insurance Group Ltd.^                                                   359,311        4,778,575
                                                                                        ------------
                                                                                        $ 19,742,000
----------------------------------------------------------------------------------------------------
Leisure & Toys - 0.9%
----------------------------------------------------------------------------------------------------
Nintendo Co. Ltd.                                                            51,900     $  5,779,798
----------------------------------------------------------------------------------------------------
Machinery & Tools - 2.4%
----------------------------------------------------------------------------------------------------
Atlas Copco AB, "A"^                                                        182,560     $  3,342,454
Sandvik AB^                                                                 255,920       12,333,882
                                                                                        ------------
                                                                                        $ 15,676,336
----------------------------------------------------------------------------------------------------
Medical Equipment - 4.7%
----------------------------------------------------------------------------------------------------
DENTSPLY International, Inc.                                                 98,760     $  5,445,626
Fisher Scientific International, Inc.*                                      155,380        8,778,970
Medtronic, Inc.                                                              90,280        5,115,265
Smith & Nephew PLC                                                          505,400        4,273,209
Waters Corp.*                                                               212,450        7,690,690
                                                                                        ------------
                                                                                        $ 31,303,760
----------------------------------------------------------------------------------------------------
Natural Gas - Distribution - 0.5%
----------------------------------------------------------------------------------------------------
Tokyo Gas Co. Ltd.^                                                         850,000     $  3,330,612
----------------------------------------------------------------------------------------------------
Network & Telecom - 0.9%
----------------------------------------------------------------------------------------------------
Cisco Systems, Inc.*                                                        179,970     $  3,140,476
Ericsson, Inc., "B"                                                         804,030        2,630,525
                                                                                        ------------
                                                                                        $  5,771,001
----------------------------------------------------------------------------------------------------
Oil Services - 0.8%
----------------------------------------------------------------------------------------------------
Noble Corp.                                                                  82,680     $  5,322,938
----------------------------------------------------------------------------------------------------
Pharmaceuticals - 10.6%
----------------------------------------------------------------------------------------------------
AstraZeneca PLC                                                             138,720     $  6,215,346
Chugai Pharmaceutical Co. Ltd.^                                             147,400        3,217,151
Eli Lilly & Co.                                                             230,370       11,470,122
GlaxoSmithKline PLC                                                         130,300        3,385,768
Johnson & Johnson                                                           210,080       13,155,210
Roche Holding AG                                                             97,500       14,549,646
Sanofi-Aventis                                                              154,740       12,390,002
Schering AG                                                                  97,730        6,029,404
                                                                                        ------------
                                                                                        $ 70,412,649
----------------------------------------------------------------------------------------------------
Printing & Publishing - 0.7%
----------------------------------------------------------------------------------------------------
Reed Elsevier N.V.                                                          361,240     $  4,866,923
----------------------------------------------------------------------------------------------------
Railroad & Shipping - 1.0%
----------------------------------------------------------------------------------------------------
Canadian National Railway Co.                                                93,093     $  6,747,381
----------------------------------------------------------------------------------------------------
Specialty Chemicals - 5.3%
----------------------------------------------------------------------------------------------------
Air Products & Chemicals, Inc.                                               37,600     $  2,152,224
Asahi Glass Co. Ltd.^                                                       745,000        8,027,755
BOC Group PLC                                                                83,990        1,653,536
L'Air Liquide S.A., Bearer Shares^                                           95,210       17,312,528
Praxair, Inc.                                                               122,020        6,029,008
                                                                                        ------------
                                                                                        $ 35,175,051
----------------------------------------------------------------------------------------------------
Specialty Stores - 2.7%
----------------------------------------------------------------------------------------------------
Esprit Holdings Ltd.                                                        510,000     $  3,615,132
Hennes & Mauritz AB, "B"                                                     90,280        2,936,628
Home Depot, Inc.                                                            120,620        4,950,245
NEXT PLC                                                                    263,980        6,228,994
                                                                                        ------------
                                                                                        $ 17,730,999
----------------------------------------------------------------------------------------------------
Telecommunications - Wireless - 2.2%
----------------------------------------------------------------------------------------------------
Hutchison Telecommunications International Ltd.*                          4,859,000     $  6,080,018
Vodafone Group PLC                                                        3,217,635        8,437,670
                                                                                        ------------
                                                                                        $ 14,517,688
----------------------------------------------------------------------------------------------------
Telephone Services - 2.1%
----------------------------------------------------------------------------------------------------
Singapore Telecommunications Ltd.                                         3,992,500     $  5,488,053
Telefonica S.A.                                                             510,944        8,151,616
                                                                                        ------------
                                                                                        $ 13,639,669
----------------------------------------------------------------------------------------------------
Utilities - Electric Power - 2.0%
----------------------------------------------------------------------------------------------------
E.ON AG                                                                      72,800     $  6,596,985
Iberdrola S.A.^                                                             246,970        6,613,323
                                                                                        ------------
                                                                                        $ 13,210,308
----------------------------------------------------------------------------------------------------
Total Stocks (Identified Cost, $513,950,117)                                            $657,463,894
----------------------------------------------------------------------------------------------------
Short-Term Obligation - 0.8%
----------------------------------------------------------------------------------------------------
ISSUER                                                                   PAR AMOUNT          $ VALUE
----------------------------------------------------------------------------------------------------
General Electric Co., 4.03%, due 11/01/05, at Amortized Cost<          $  5,436,000     $  5,436,000
--------------------------------------------------------------------------------------------------
Collateral for Securities Loaned - 5.5%
----------------------------------------------------------------------------------------------------
Morgan Stanley Repurchase Agreement, 4.03%, dated 10/31/05, due
11/01/05, total to be received $35,850,043 (secured by various
U.S. Treasury and Federal Agency obligations in an individually
traded account), at Cost                                               $ 35,846,030     $ 35,846,030
--------------------------------------------------------------------------------------------------
                                                                             SHARES
----------------------------------------------------------------------------------------------------
Navigator Securities Lending Prime Portfolio, at Cost and
Net Asset Value                                                             324,247     $    324,247
----------------------------------------------------------------------------------------------------
Total Collateral for Securities Loaned                                                  $ 36,170,277
----------------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $555,556,394)                                        $699,070,171
----------------------------------------------------------------------------------------------------
Other Assets, Less Liabilities - (5.5)%                                                  (36,160,370)
----------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                     $662,909,801
----------------------------------------------------------------------------------------------------
* Non-income producing security.
^ All or a portion of this security is on loan.
< The rate shown represents an annualized yield at time of purchase.

The following abbreviation is used in the Portfolio of Investments and is defined:

GDR Global Depository Receipt

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS            Statement of Assets and Liabilities

This statement represents your fund's balance sheet, which details the assets and liabilities composing the total value of the fund.

AT 10/31/05

ASSETS
------------------------------------------------------------------------------------------------------
Investments, at value, including $34,678,046 of securities on
loan (identified cost, $555,556,394)                                $699,070,171
Cash                                                                         344
Receivable for investments sold                                        2,178,810
Receivable for fund shares sold                                          908,608
Interest and dividends receivable                                        703,819
Other assets                                                               3,328
------------------------------------------------------------------------------------------------------
Total assets                                                                              $702,865,080
------------------------------------------------------------------------------------------------------
LIABILITIES
------------------------------------------------------------------------------------------------------
Payable for investments purchased                                     $1,949,970
Payable for fund shares reacquired                                     1,247,253
Collateral for securities loaned, at value                            36,170,277
Payable to affiliates
  Management fee                                                          47,438
  Shareholder servicing costs                                            106,373
  Distribution and service fees                                           25,588
  Administrative services fee                                                583
  Retirement plan administration and services fees                            62
Accrued expenses and other liabilities                                   407,735
------------------------------------------------------------------------------------------------------
Total liabilities                                                                          $39,955,279
------------------------------------------------------------------------------------------------------
Net assets                                                                                $662,909,801
------------------------------------------------------------------------------------------------------
NET ASSETS CONSIST OF:
------------------------------------------------------------------------------------------------------
Paid-in capital                                                     $489,286,920
Unrealized appreciation (depreciation) on investments and
translation of assets and liabilities in foreign currencies          143,496,621
Accumulated  net realized gain (loss) on investments and
foreign currency transactions                                         30,193,957
Accumulated distributions in excess of net investment income             (67,697)
------------------------------------------------------------------------------------------------------
Net assets                                                                                $662,909,801
------------------------------------------------------------------------------------------------------
Shares of beneficial interest outstanding                                                   26,087,429
------------------------------------------------------------------------------------------------------
Class A shares
------------------------------------------------------------------------------------------------------
  Net assets                                                        $402,985,021
  Shares outstanding                                                  15,624,265
------------------------------------------------------------------------------------------------------
  Net asset value per share                                                                     $25.79
------------------------------------------------------------------------------------------------------
  Offering price per share (100/94.25X$25.79)                                                   $27.36
------------------------------------------------------------------------------------------------------
Class B shares
------------------------------------------------------------------------------------------------------
  Net assets                                                        $148,433,792
  Shares outstanding                                                   6,025,086
------------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                  $24.64
------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities - continued

Class C shares
------------------------------------------------------------------------------------------------------
  Net assets                                                         $33,974,772
  Shares outstanding                                                   1,404,356
------------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                  $24.19
------------------------------------------------------------------------------------------------------
Class I shares
------------------------------------------------------------------------------------------------------
  Net assets                                                         $41,492,549
  Shares outstanding                                                   1,586,494
------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per
  share                                                                                         $26.15
------------------------------------------------------------------------------------------------------
Class J shares
------------------------------------------------------------------------------------------------------
  Net assets                                                         $19,136,106
  Shares outstanding                                                     785,510
------------------------------------------------------------------------------------------------------
  Net asset value, and redemption price per share                                               $24.36
------------------------------------------------------------------------------------------------------
  Offering price per share (100/97.00X$24.36)                                                   $25.11
------------------------------------------------------------------------------------------------------
Class R shares
------------------------------------------------------------------------------------------------------
  Net assets                                                         $12,862,115
  Shares outstanding                                                     502,612
------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per
  share                                                                                         $25.59
------------------------------------------------------------------------------------------------------
Class R1 shares
------------------------------------------------------------------------------------------------------
  Net assets                                                            $672,214
  Shares outstanding                                                      27,312
------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per
  share                                                                                         $24.61
------------------------------------------------------------------------------------------------------
Class R2 shares
------------------------------------------------------------------------------------------------------
  Net assets                                                            $185,297
  Shares outstanding                                                       7,516
------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per
  share                                                                                         $24.65
------------------------------------------------------------------------------------------------------
Class R3 shares
------------------------------------------------------------------------------------------------------
  Net assets                                                          $3,031,658
  Shares outstanding                                                     118,993
------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per
  share                                                                                         $25.48
------------------------------------------------------------------------------------------------------
Class R4 shares
------------------------------------------------------------------------------------------------------
  Net assets                                                             $84,447
  Shares outstanding                                                       3,277
------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per
  share                                                                                         $25.77
------------------------------------------------------------------------------------------------------
Class R5 shares
------------------------------------------------------------------------------------------------------
  Net assets                                                             $51,830
  Shares outstanding                                                       2,008
------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per
  share                                                                                         $25.81
------------------------------------------------------------------------------------------------------

On sales of $50,000 or more, the offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B and Class C shares.

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS            Statement of Operations

This statement describes how much your fund received in investment income and paid in expenses.
It also describes any gains and/or losses generated by fund operations.

YEAR ENDED 10/31/05

NET INVESTMENT LOSS
------------------------------------------------------------------------------------------------------
Income
  Dividends                                                           $12,395,227
  Interest                                                                404,615
  Foreign taxes withheld                                                 (912,548)
------------------------------------------------------------------------------------------------------
Total investment income                                                                    $11,887,294
------------------------------------------------------------------------------------------------------
Expenses
  Management fee                                                       $6,066,497
  Distribution and service fees                                         3,275,424
  Shareholder servicing costs                                           1,481,626
  Administrative services fee                                              77,016
  Retirement plan administration and services fees                          5,461
  Independent trustees' compensation                                       26,049
  Custodian fee                                                           561,717
  Printing                                                                179,773
  Postage                                                                  29,734
  Auditing fees                                                            53,619
  Legal fees                                                               48,109
  Shareholder solicitation expenses                                        46,116
  Registration fees                                                       128,351
  Miscellaneous                                                            56,011
------------------------------------------------------------------------------------------------------
Total expenses                                                                             $12,035,503
------------------------------------------------------------------------------------------------------
  Fees paid indirectly                                                    (39,336)
  Reduction of expenses by investment adviser                              (3,481)
------------------------------------------------------------------------------------------------------
Net expenses                                                                               $11,992,686
------------------------------------------------------------------------------------------------------
Net investment loss                                                                          $(105,392)
------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
------------------------------------------------------------------------------------------------------
Realized gain (loss) (identified cost basis)
  Investment transactions (net of $51,874 country tax)                $79,162,432
  Foreign currency transactions                                          (107,896)
------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments and foreign
currency transactions                                                                      $79,054,536
------------------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation)
  Investments                                                         $(1,555,159)
  Translation of assets and liabilities in foreign currencies             (51,674)
------------------------------------------------------------------------------------------------------
Net unrealized gain (loss) on investments and foreign
currency translation                                                                       $(1,606,833)
------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments and
foreign currency                                                                           $77,447,703
------------------------------------------------------------------------------------------------------
Change in net assets from operations                                                       $77,342,311
------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS            Statements of Changes in Net Assets

This statement describes the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

FOR YEARS ENDED 10/31                                               2005                     2004
CHANGE IN NET ASSETS
------------------------------------------------------------------------------------------------------
FROM OPERATIONS
------------------------------------------------------------------------------------------------------
Net investment income (loss)                                        $(105,392)                $206,547
Net realized gain (loss) on investments and foreign
currency transactions                                              79,054,536               53,955,297
Net unrealized gain (loss) on investments and foreign
currency translation                                               (1,606,833)              44,884,801
------------------------------------------------------------------------------------------------------
Change in net assets from operations                              $77,342,311              $99,046,645
------------------------------------------------------------------------------------------------------
DISTRIBUTIONS DECLARED TO SHAREHOLDERS
------------------------------------------------------------------------------------------------------
From net investment income
  Class I                                                            $(82,625)                     $--
  Class R                                                              (1,632)                      --
------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                         $(84,257)                     $--
------------------------------------------------------------------------------------------------------
Change in net assets from fund share transactions                $(53,926,243)            $(64,662,933)
------------------------------------------------------------------------------------------------------
Redemption fees                                                        $3,282                   $2,932
------------------------------------------------------------------------------------------------------
Total change in net assets                                        $23,335,093              $34,386,644
------------------------------------------------------------------------------------------------------

NET ASSETS
------------------------------------------------------------------------------------------------------
At beginning of period                                           $639,574,708             $605,188,064

At end of period (including accumulated distributions in
excess of net investment income of $67,697 and accumulated
net investment loss of $6,504, respectively)                     $662,909,801             $639,574,708
------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS            Financial Highlights

The financial highlights table is intended to help you understand the fund's financial performance for the past 5 years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all distributions) held for the entire period. This information has been audited by the fund's independent registered public accounting firm, whose report, together with the fund's financial statements, are included in this report.

CLASS A
                                                                           YEARS ENDED 10/31
                                                 -------------------------------------------------------------------------
                                                    2005             2004             2003            2002            2001
Net asset value, beginning of period              $22.92           $19.57           $16.55          $17.58          $22.88
--------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
--------------------------------------------------------------------------------------------------------------------------
  Net investment income (loss)#                    $0.06            $0.07            $0.03          $(0.00)+++      $(0.01)
  Net realized and unrealized gain (loss)
  on investments and foreign currency               2.81             3.28             2.99           (1.03)          (3.81)
--------------------------------------------------------------------------------------------------------------------------
Total from investment operations                   $2.87            $3.35            $3.02          $(1.03)         $(3.82)
--------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
--------------------------------------------------------------------------------------------------------------------------
  From net realized gain on investments and
  foreign currency transactions                      $--              $--              $--             $--          $(1.48)
  From paid-in capital                                --               --               --              --           (0.00)+++
--------------------------------------------------------------------------------------------------------------------------
Total distributions declared to
shareholders                                         $--              $--              $--             $--          $(1.48)
--------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                    $25.79           $22.92           $19.57          $16.55          $17.58
--------------------------------------------------------------------------------------------------------------------------
Total return (%)(+)&***                            12.52            17.12[+]         18.25           (5.86)         (17.67)
--------------------------------------------------------------------------------------------------------------------------
RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
--------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions##                1.55             1.52             1.65            1.62            1.59
Expenses after expense reductions##                 1.55             1.52             1.65            1.62            1.59
Net investment income (loss)                        0.22             0.30             0.19           (0.02)          (0.06)
Portfolio turnover                                    39               41               52              52              72
Net assets at end of period (000 Omitted)       $402,985         $368,514         $345,783        $322,006        $348,129
--------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

CLASS B
                                                                            YEARS ENDED 10/31
                                                   -----------------------------------------------------------------------
                                                      2005             2004             2003           2002           2001
Net asset value, beginning of period                $22.06           $18.97           $16.18         $17.31         $22.52
--------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
--------------------------------------------------------------------------------------------------------------------------
  Net investment loss#                              $(0.13)          $(0.10)          $(0.09)        $(0.14)        $(0.16)
  Net realized and unrealized gain (loss) on
  investments and foreign currency                    2.71             3.19             2.88          (0.99)         (3.75)
--------------------------------------------------------------------------------------------------------------------------
Total from investment operations                     $2.58            $3.09            $2.79         $(1.13)        $(3.91)
--------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
--------------------------------------------------------------------------------------------------------------------------
  From net realized gain on investments and
  foreign currency transactions                        $--              $--              $--            $--         $(1.30)
  From paid-in capital                                  --               --               --             --          (0.00)+++
--------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders           $--              $--              $--            $--         $(1.30)
--------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $24.64           $22.06           $18.97         $16.18         $17.31
--------------------------------------------------------------------------------------------------------------------------
Total return (%)(+)&***                              11.70            16.29[+]         17.24          (6.53)        (18.28)
--------------------------------------------------------------------------------------------------------------------------
RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
--------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions##                  2.30             2.27             2.40           2.37           2.34
Expenses after expense reductions##                   2.30             2.27             2.40           2.37           2.34
Net investment loss                                  (0.53)           (0.45)           (0.56)         (0.79)         (0.81)
Portfolio turnover                                      39               41               52             52             72
Net assets at end of period (000 Omitted)         $148,434         $170,783         $177,713       $172,094       $220,855
--------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

CLASS C
                                                                            YEARS ENDED 10/31
                                                   -----------------------------------------------------------------------
                                                      2005             2004             2003           2002           2001
Net asset value, beginning of period                $21.66           $18.63           $15.89         $17.00         $22.16
--------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
--------------------------------------------------------------------------------------------------------------------------
  Net investment loss#                              $(0.12)          $(0.09)          $(0.09)        $(0.14)        $(0.16)
  Net realized and unrealized gain (loss) on
  investments and foreign currency                    2.65             3.12             2.83          (0.97)         (3.68)
--------------------------------------------------------------------------------------------------------------------------
Total from investment operations                     $2.53            $3.03            $2.74         $(1.11)        $(3.84)
--------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
--------------------------------------------------------------------------------------------------------------------------
  From net realized gain on investments and
  foreign currency transactions                        $--              $--              $--            $--         $(1.32)
  From paid-in capital                                  --               --               --             --          (0.00)+++
--------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders           $--              $--              $--            $--         $(1.32)
--------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $24.19           $21.66           $18.63         $15.89         $17.00
--------------------------------------------------------------------------------------------------------------------------
Total return (%)(+)&***                              11.68            16.26[+]         17.24          (6.53)        (18.30)
--------------------------------------------------------------------------------------------------------------------------
RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
--------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions##                  2.30             2.27             2.40           2.37           2.34
Expenses after expense reductions##                   2.30             2.27             2.40           2.37           2.34
Net investment loss                                  (0.53)           (0.45)           (0.56)         (0.78)         (0.82)
Portfolio turnover                                      39               41               52             52             72
Net assets at end of period (000 Omitted)          $33,975          $32,785          $33,253        $31,594        $40,789
--------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

CLASS I
                                                                            YEARS ENDED 10/31
                                                   -----------------------------------------------------------------------
                                                      2005             2004             2003           2002           2001
Net asset value, beginning of period                $23.23           $19.78           $16.70         $17.69         $23.04
--------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
--------------------------------------------------------------------------------------------------------------------------
  Net investment income#                             $0.12            $0.12            $0.09          $0.04          $0.02
  Net realized and unrealized gain (loss) on
  investments and foreign currency                    2.85             3.33             2.99          (1.03)         (3.83)
--------------------------------------------------------------------------------------------------------------------------
Total from investment operations                     $2.97            $3.45            $3.08         $(0.99)        $(3.81)
--------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
--------------------------------------------------------------------------------------------------------------------------
  From net investment income                        $(0.05)             $--              $--            $--            $--
  From net realized gain on investments and
  foreign currency transactions                         --               --               --             --          (1.54)
  From paid-in capital                                  --               --               --             --          (0.00)+++
--------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders        $(0.05)             $--              $--            $--         $(1.54)
--------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $26.15           $23.23           $19.78         $16.70         $17.69
--------------------------------------------------------------------------------------------------------------------------
Total return (%)&***                                 12.79            17.44[+]         18.44          (5.60)        (17.54)
--------------------------------------------------------------------------------------------------------------------------
RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
--------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions##                  1.30             1.26             1.40           1.37           1.34
Expenses after expense reductions##                   1.30             1.26             1.40           1.37           1.34
Net investment income                                 0.47             0.53             0.54           0.23           0.10
Portfolio turnover                                      39               41               52             52             72
Net assets at end of period (000 Omitted)          $41,493          $37,781          $22,467         $2,325         $2,274
--------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

CLASS J
                                                                            YEARS ENDED 10/31
                                                   -----------------------------------------------------------------------
                                                      2005             2004             2003           2002           2001
Net asset value, beginning of period                $21.80           $18.74           $15.97         $17.08         $22.36
--------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
--------------------------------------------------------------------------------------------------------------------------
  Net investment loss#                              $(0.11)          $(0.08)          $(0.09)        $(0.13)        $(0.15)
  Net realized and unrealized gain (loss) on
  investments and foreign currency                    2.67             3.14             2.86          (0.98)         (3.71)
--------------------------------------------------------------------------------------------------------------------------
Total from investment operations                     $2.56            $3.06            $2.77         $(1.11)        $(3.86)
--------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
--------------------------------------------------------------------------------------------------------------------------
  From net realized gain on investments and
  foreign currency transactions                        $--              $--              $--            $--         $(1.42)
  From paid-in capital                                  --               --               --             --          (0.00)+++
--------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders           $--              $--              $--            $--         $(1.42)
--------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $24.36           $21.80           $18.74         $15.97         $17.08
--------------------------------------------------------------------------------------------------------------------------
Total return (%)(+)&***                              11.74            16.33[+]         17.35          (6.50)        (18.29)
--------------------------------------------------------------------------------------------------------------------------
RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
--------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions##                  2.25             2.22             2.34           2.32           2.29
Expenses after expense reductions##                   2.25             2.22             2.34           2.32           2.29
Net investment loss                                  (0.47)           (0.39)           (0.53)         (0.73)         (0.78)
Portfolio turnover                                      39               41               52             52             72
Net assets at end of period (000 Omitted)          $19,136          $23,188          $24,701        $17,215        $15,446
--------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

CLASS R
                                                                                   YEARS ENDED 10/31
                                                                       ----------------------------------------------
                                                                           2005               2004             2003**
Net asset value, beginning of period                                     $22.80             $19.51             $16.57
---------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
---------------------------------------------------------------------------------------------------------------------
  Net investment income (loss)#                                          $(0.01)             $0.01             $(0.05)
  Net realized and unrealized gain (loss) on investments and
  foreign currency                                                         2.81               3.28               2.99
---------------------------------------------------------------------------------------------------------------------
Total from investment operations                                          $2.80              $3.29              $2.94
---------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
---------------------------------------------------------------------------------------------------------------------
  From net investment income                                             $(0.01)               $--                $--
---------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                           $25.59             $22.80             $19.51
---------------------------------------------------------------------------------------------------------------------
Total return (%)&***                                                      12.26              16.86[+]           17.74++
---------------------------------------------------------------------------------------------------------------------
RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
---------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions##                                       1.81               1.76               1.83+
Expenses after expense reductions##                                        1.81               1.76               1.83+
Net investment income (loss)                                              (0.03)              0.06              (0.29)+
Portfolio turnover                                                           39                 41                 52
Net assets at end of period (000 Omitted)                               $12,862             $5,994             $1,265
---------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                                                       CLASS R1                CLASS R2
                                                                      YEAR ENDED              YEAR ENDED
                                                                      10/31/05**              10/31/05**
Net asset value, beginning of period                                     $23.89                  $23.89
--------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
--------------------------------------------------------------------------------------------------------
  Net investment loss#                                                   $(0.15)                 $(0.07)
  Net realized and unrealized gain (loss) on investments
  and foreign currency                                                     0.87^                  0.83^
--------------------------------------------------------------------------------------------------------
Total from investment operations                                          $0.72                   $0.76
--------------------------------------------------------------------------------------------------------
Net asset value, end of period                                           $24.61                  $24.65
--------------------------------------------------------------------------------------------------------
Total return (%)&***                                                       3.01++                  3.18++
--------------------------------------------------------------------------------------------------------
RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
--------------------------------------------------------------------------------------------------------
Expenses before expense reductions##                                       2.50+                   2.21+
Expenses after expense reductions##                                        2.47+                   2.17+
Net investment loss                                                       (1.06)+                 (0.56)+
Portfolio turnover                                                           39                      39
Net assets at end of period (000 Omitted)                                  $672                    $185
--------------------------------------------------------------------------------------------------------

CLASS R3
                                                                              YEARS ENDED 10/31
                                                                      ---------------------------------
                                                                            2005                   2004
Net asset value, beginning of period                                      $22.76                 $19.51
-------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
-------------------------------------------------------------------------------------------------------
  Net investment loss#                                                    $(0.06)                $(0.03)
  Net realized and unrealized gain (loss) on investments
  and foreign currency                                                      2.78                   3.28
-------------------------------------------------------------------------------------------------------
Total from investment operations                                           $2.72                  $3.25
-------------------------------------------------------------------------------------------------------
Net asset value, end of period                                            $25.48                 $22.76
-------------------------------------------------------------------------------------------------------
Total return (%)&***                                                       11.95                  16.66[+]
-------------------------------------------------------------------------------------------------------
RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
-------------------------------------------------------------------------------------------------------
Expenses before expense reductions##                                        2.06                   2.00
Expenses after expense reductions##                                         2.05                   2.00
Net investment loss                                                        (0.25)                 (0.15)
Portfolio turnover                                                            39                     41
Net assets at end of period (000 Omitted)                                 $3,032                   $530
-------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                                                    CLASS R4               CLASS R5
                                                                   YEAR ENDED             YEAR ENDED
                                                                   10/31/05**             10/31/05**
Net asset value, beginning of period                                 $24.90                  $24.90
------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
------------------------------------------------------------------------------------------------------
  Net investment income#                                              $0.02                   $0.08
  Net realized and unrealized gain (loss) on investments
  and foreign currency                                                 0.85^                  0.83^
------------------------------------------------------------------------------------------------------
Total from investment operations                                      $0.87                   $0.91
------------------------------------------------------------------------------------------------------
Net asset value, end of period                                       $25.77                  $25.81
------------------------------------------------------------------------------------------------------
Total return (%)&***                                                   3.49++                  3.65++
------------------------------------------------------------------------------------------------------
RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
------------------------------------------------------------------------------------------------------
Expenses before expense reductions##                                   1.73+                   1.44+
Expenses after expense reductions##                                    1.73+                   1.44+
Net investment income                                                  0.13+                   0.54+
Portfolio turnover                                                       39                      39
Net assets at end of period (000 Omitted)                               $84                     $52
------------------------------------------------------------------------------------------------------

Any redemption fees charged by the fund during the 2004 and 2005 fiscal years resulted in a per share impact of less than $0.01.
**  For the period from the class' inception, December 31, 2002 (Class R) and April 1, 2005 (Classes
    R1, R2, R4, and R5) through the stated period end.
*** Certain expenses have been reduced without which performance would have been lower.
  + Annualized.
 ++ Not annualized.
+++ Per share amount was less than $0.01.
  # Per share data are based on average shares outstanding.
## Ratios do not reflect reductions from fees paid indirectly.
  ^ The per share amount is not in accordance with the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the amount of per share realized and unrealized gains and losses at such time.
[+] The fund's net asset value and total return calculation include a non-recurring accrual recorded as a result of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with fund sales. The non-recurring accrual did not have a material impact on the net asset value per share based on the shares outstanding on the day the proceeds were recorded.
(+) Total returns do not include any applicable sales charges.
  & From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

SEE NOTES TO FINANCIAL STATEMENTS

NOTES TO FINANCIAL STATEMENTS

(1) BUSINESS AND ORGANIZATION

MFS Global Equity Fund (the fund) is a diversified series of MFS Series Trust VI (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2) SIGNIFICANT ACCOUNTING POLICIES

GENERAL - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The fund can invest in foreign securities including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country's legal, political, and economic environment. The markets of emerging markets countries are generally more volatile than the markets of developed countries with more mature economies. All of the risks of investing in foreign securities previously described are heightened when investing in emerging markets countries.

INVESTMENT VALUATIONS - Equity securities, including restricted equity securities, in the fund's portfolio for which market quotations are available are valued at the last sale or official closing price as reported by an independent pricing service on the primary market or exchange on which they are primarily traded, or at the last quoted bid price for securities in which there were no sales during the day. Equity securities traded over the counter are valued at the last sales price traded each day as reported by an independent pricing service, or to the extent there are no sales reported, such securities are valued on the basis of quotations obtained from brokers and dealers. Short-term obligations with a remaining maturity in excess of 60 days will be valued upon dealer-supplied valuations. All other short-term obligations in the fund's portfolio are valued at amortized cost, which approximates market value as determined by the Board of Trustees. Money market mutual funds are valued at net asset value. Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. When pricing service information or market quotations are not readily available, securities are priced at fair value as determined under the direction of the Board of Trustees. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that the fund calculates its net asset value (generally, the close of the NYSE) that may impact the value of securities traded in these foreign markets. In these cases, the fund may utilize information from an external vendor or other sources to adjust closing market quotations of foreign equity securities to reflect what it believes to be the fair value of the securities as of the fund's valuation time. Because the frequency of significant events is not predictable, fair valuation of foreign equity securities may occur on a frequent basis.

REPURCHASE AGREEMENTS - The fund may enter into repurchase agreements with institutions that the fund's investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. The fund requires that the securities collateral in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. The fund monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the fund under each such repurchase agreement. The fund, along with other affiliated entities of Massachusetts Financial Services Company (MFS), may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

FOREIGN CURRENCY TRANSLATION - Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

SECURITY LOANS - State Street Bank and Trust Company ("State Street") and J.P. Morgan Chase and Co. ("Chase"), as lending agents, may loan the securities of the fund to certain qualified institutions (the "Borrowers") approved by the fund. The loans are collateralized at all times by cash and/or U.S. Treasury securities in an amount at least equal to the market value of the securities loaned. State Street and Chase provide the fund with indemnification against Borrower default. The fund bears the risk of loss with respect to the investment of cash collateral. On loans collateralized by cash, the cash collateral is invested in a money market fund or short-term securities. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agents. On loans collateralized by U.S. Treasury securities, a fee is received from the Borrower, and is allocated between the fund and the lending agents. Income from securities lending is included in interest income on the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

SHORT TERM FEES - For purchases made prior to July 1, 2004, the fund charged a 2% redemption fee (which is retained by the fund) on proceeds from Class A, Class B, Class C, and Class I shares redeemed or exchanged within 30 calendar days following their acquisition (either by purchase or exchange). For purchases made on or after July 1, 2004 and before April 1, 2005, the fund charged a 2% redemption fee on proceeds from Class A, Class B, Class C, and Class I shares redeemed or exchanged within 5 business days following their acquisition. Due to systems limitations associated with the transition from applying a 30 calendar day redemption fee to a 5 business day redemption fee, the fund did not impose redemption fees with respect to purchases made in June 2004 followed by redemptions made in July 2004. Effective April 1, 2005, the fund no longer charges a redemption fee. See the fund's prospectus for details. Any redemption fees charged are accounted for as an addition to paid-in capital.

INVESTMENT TRANSACTIONS AND INCOME - Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. All discount is accreted for tax reporting purposes as required by federal income tax regulations. Dividends received in cash are recorded on the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements involving its portfolio holdings. Any proceeds received are reflected in realized gain/loss in the Statement of Operations, or in unrealized gain/loss if the security is still held by the fund.

FEES PAID INDIRECTLY - The fund's custody fee is reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. During the year ended October 31, 2005, the fund's custodian fees were reduced by $30,695 under this arrangement. The fund has entered into a commission recapture agreement, under which certain brokers will credit the fund a portion of the commissions generated, to offset certain expenses of the fund. For the year ended October 31, 2005, the fund's miscellaneous expenses were reduced by $8,641 under this agreement. These amounts are shown as a reduction of total expenses on the Statement of Operations.

TAX MATTERS AND DISTRIBUTIONS - The fund's policy is to comply with the provisions of the Internal Revenue Code (the Code) applicable to regulated investment companies and to distribute to shareholders all of its net taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is provided.

Distributions to shareholders are recorded on the ex-dividend date. The fund distinguishes between distributions on a tax basis and a financial reporting basis and only distributions in excess of tax basis earnings and profits are reported in the financial statements as distributions from paid-in capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits, which result in temporary over-distributions for financial statement purposes, are classified as distributions in excess of net investment income or net realized gains. Common types of book and tax differences that could occur include differences in accounting for foreign currency transactions, net operating losses, treating a portion of the proceeds from redemptions as a distribution from realized gains for tax purposes, wash sales, and foreign taxes.

                                                         10/31/05
        Distributions declared from:
          Ordinary income                                 $84,257

The fund paid no distributions for the year ended October 31, 2004.

During the year ended October 31, 2005, accumulated distributions in excess of net investment income decreased by $128,456, accumulated net realized gain on investments and foreign currency transactions decreased by $1,085,067 and paid-in capital increased by $956,611 due to differences between book and tax accounting for foreign currency transactions, net operating losses, treating a portion of the proceeds from redemptions as a distribution from realized gains for tax purposes, and foreign taxes. This change had no effect on the net assets or net asset value per share.

As of October 31, 2005, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

        Undistributed long-term capital gain          $30,238,045
        Unrealized appreciation (depreciation)        143,469,689
        Other temporary differences                       (84,853)

MULTIPLE CLASSES OF SHARES OF BENEFICIAL INTEREST - The fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the fund based on daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares approximately eight years after purchase.

(3) TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER - The fund has an investment advisory agreement with Massachusetts Financial Services Company (MFS) to provide overall investment advisory and administrative services, and general office facilities.

The management fee is computed daily and paid monthly at the following annual rates:

        First $1 billion of average daily net assets         0.90%
        Next $1 billion of average daily net assets          0.75%
        Average daily net assets in excess of $2 billion     0.65%

The management fee incurred for the year ended October 31, 2005 was equivalent to an annual effective rate of 0.90% of the fund's average daily net assets.

DISTRIBUTOR - MFS Fund Distributors, Inc. (MFD), a wholly owned subsidiary of MFS, as distributor, received $59,662 for the year ended October 31, 2005, as its portion of the initial sales charge on sales of Class A shares of the fund.

The Board of Trustees has adopted a distribution plan for certain class shares pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD. Another component of the plan is a service fee paid to MFD which subsequently pays a portion of this fee to financial intermediaries that enter into sales or service agreements with MFD, or its affiliates, based on the average daily net assets of accounts attributable to such intermediaries.

Distribution Fee Plan Table:

                                      TOTAL     ANNUAL SERVICE FEE DISTRIBUTION
        DISTRIBUTION    SERVICE DISTRIBUTION EFFECTIVE    RETAINED  AND SERVICE
            FEE RATE   FEE RATE      PLAN(1)   RATE(2)   BY MFD(3)          FEE

Class A        0.10%      0.25%        0.35%     0.25%     $28,412     $995,839
Class B        0.75%      0.25%        1.00%     1.00%       1,696    1,661,020
Class C        0.75%      0.25%        1.00%     1.00%         878      349,669
Class J(4)     0.70%      0.25%        0.95%     0.95%          --      203,184
Class R        0.25%      0.25%        0.50%     0.50%          19       55,174
Class R1       0.50%      0.25%        0.75%     0.75%         189        1,081
Class R2       0.25%      0.25%        0.50%     0.50%         126          263
Class R3       0.25%      0.25%        0.50%     0.50%          21        9,111
Class R4         --       0.25%        0.25%     0.25%          63           83
-------------------------------------------------------------------------------
Total Distribution and Service Fees                                  $3,275,424

(1) In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees up to these annual percentage rates of each class' average daily net assets.
(2) The annual effective rates represent actual fees incurred under the distribution plan for the year ended October 31, 2005 based on each class' average daily net assets. Payment of the 0.10% annual Class A distribution fee is not yet implemented and will commence on such date as the fund's Board of Trustees may determine.
(3) For the year ended October 31, 2005, MFD retained these service fees.
(4) Includes fees that MFD pays to financial intermediaries and for services rendered as the fund's agent company in Japan. MFD retains 0.10% of the distribution and service fee.

Certain Class A and Class C shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within 12 months of purchase. Class B shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within six years of purchase. MFD retained all contingent deferred sales charges. Contingent deferred sales charges imposed during the year ended October 31, 2005, were as follows:

                                                          AMOUNT

          Class A                                         $26,964
          Class B                                        $141,581
          Class C                                          $3,088

SHAREHOLDER SERVICING AGENT - The fund pays a portion of shareholder servicing costs to MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS. MFSC receives a fee from the fund, for its services as shareholder servicing agent, set periodically under the supervision of the fund's Board of Trustees. For the year ended October 31, 2005, the fee was $720,813, which equated to 0.1069% annually of the fund's average daily net assets. MFSC also receives payment from the fund for out-of-pocket and sub-accounting expenses paid by MFSC on behalf of the fund. For the year ended October 31, 2005, these costs amounted to $421,156.

ADMINISTRATOR - MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to certain funds for which MFS acts as investment adviser. Under an administrative services agreement, the funds may partially reimburse MFS the costs incurred to provide these services, subject to review and approval by the Board of Trustees. Each fund is charged a fixed amount plus a fee based on calendar year average net assets. Effective July 1, 2005, the fund's annual fixed amount is $10,000. The administrative services fee incurred for the year ended October 31, 2005 was equivalent to an annual effective rate of 0.0114% of the fund's average daily net assets.

In addition to the administrative services provided by MFS to the fund as described above, MFS is responsible for providing certain retirement plan administration and services with respect to certain Class R shares. These services include various administrative, recordkeeping, and communication/ educational services with respect to the retirement plans which invest in these shares, and may be provided directly by MFS or by a third party. For the year ended October 31, 2005, the fund paid an annual retirement plan administration and services fee up to the following annual percentage rates of each class' average daily net assets:

                                                                         AMOUNT
                                          FEE   EFFECTIVE     TOTAL    RETAINED
                                         RATE     RATE(1)    AMOUNT      BY MFS

Class R1                                0.45%       0.42%      $643        $548
Class R2                                0.40%       0.36%       208         206
Class R3                                0.25%       0.24%     4,530       3,406
Class R4                                0.15%       0.15%        50          49
Class R5                                0.10%       0.10%        30          29
-------------------------------------------------------------------------------
Total Retirement Plan Administration
  and Services Fees                                          $5,461      $4,238

(1) Effective October 1, 2005, MFS has contractually agreed to waive a portion of the retirement plan administration and service fee equal to 0.10% for Class R1 shares, 0.15% for Class R2 shares, and 0.10% for Class R3 shares. For the year ended October 31, 2005, this waiver amounted to $291 and is reflected as a reduction of total expenses in the Statement of Operations. This agreement will continue until September 30, 2007.

TRUSTEES' AND OFFICERS' COMPENSATION - The fund pays compensation to Independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees who are officers of the investment adviser, or to officers of the fund, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC. The fund has an unfunded, defined benefit plan for retired Independent Trustees which resulted in a pension expense of $5,794. The fund also has an unfunded retirement benefit deferral plan for certain current Independent Trustees which resulted in an expense of $3,246. Both amounts are included in Independent trustees' compensation for the year ended October 31, 2005.

OTHER - This fund and certain other MFS funds (the funds) have entered into a services agreement (the Agreement) which provides for payment of fees by the funds to Tarantino LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) for the funds. The ICCO is an officer of the funds and the sole member of Tarantino LLC. MFS has agreed to reimburse the fund for a portion of the payments made by the funds to Tarantino LLC in the amount of $3,190, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO. The funds can terminate the Agreement with Tarantino LLC at any time under the terms of the Agreement.

The fund's investment adviser, MFS, was the subject of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with fund sales. As a result, proceeds in the amount of $50,585 were paid to the fund on February 16, 2005.

(4) PORTFOLIO SECURITIES

Purchases and sales of investments, other than U.S. government securities, purchased option transactions, and short-term obligations, aggregated $258,386,713 and $316,766,989, respectively.

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

        Aggregate cost                               $555,600,482
        ---------------------------------------------------------
         Gross unrealized appreciation               $155,950,743
        Gross unrealized depreciation                 (12,481,054)
        ---------------------------------------------------------
        Net unrealized appreciation (depreciation)   $143,469,689

(5) SHARES OF BENEFICIAL INTEREST

The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

                                                Year ended 10/31/05               Year ended 10/31/04
                                              SHARES           AMOUNT           SHARES           AMOUNT
CLASS A SHARES
Shares sold                                  4,169,984      $104,075,188       4,139,449       $89,657,979
Shares reacquired                           (4,622,434)     (115,713,383)     (5,736,004)     (124,915,880)
----------------------------------------------------------------------------------------------------------
Net change                                    (452,450)     $(11,638,195)     (1,596,555)     $(35,257,901)

CLASS B SHARES
Shares sold                                  1,261,711       $30,176,056       1,341,767       $28,143,014
Shares reacquired                           (2,978,747)      (71,428,594)     (2,967,214)      (62,160,971)
----------------------------------------------------------------------------------------------------------
Net change                                  (1,717,036)     $(41,252,538)     (1,625,447)     $(34,017,957)

CLASS C SHARES
Shares sold                                    291,873        $6,844,927         301,622        $6,199,357
Shares reacquired                             (400,975)       (9,447,612)       (573,068)      (11,862,760)
----------------------------------------------------------------------------------------------------------
Net change                                    (109,102)      $(2,602,685)       (271,446)      $(5,663,403)

CLASS I SHARES
Shares sold                                    610,393       $15,444,916       1,092,942       $24,118,678
Shares issued to shareholders in
reinvestment of distributions                    3,322            82,567              --                --
Shares reacquired                             (653,604)      (16,583,343)       (602,499)      (13,246,375)
----------------------------------------------------------------------------------------------------------
Net change                                     (39,889)      $(1,055,860)        490,443       $10,872,303

CLASS J SHARES
Shares sold                                    214,359        $5,101,163         760,073       $15,303,178
Shares reacquired                             (492,373)      (11,644,337)     (1,014,626)      (20,746,006)
----------------------------------------------------------------------------------------------------------
Net change                                    (278,014)      $(6,543,174)       (254,553)      $(5,442,828)

CLASS R SHARES
Shares sold                                    418,220       $10,252,746         262,806        $5,760,985
Shares issued to shareholders in
reinvestment of distributions                       67             1,642              --                --
Shares reacquired                             (178,523)       (4,464,506)        (64,810)       (1,420,895)
----------------------------------------------------------------------------------------------------------
Net change                                     239,764        $5,789,882         197,996        $4,340,090

                                              Period ended 10/31/05*
                                             SHARES           AMOUNT
CLASS R1 SHARES
Shares sold                                     28,959          $704,849
Shares reacquired                               (1,647)          (40,727)
------------------------------------------------------------------------
Net change                                      27,312          $664,122

CLASS R2 SHARES

Shares sold                                      8,005          $193,992
Shares reacquired                                 (489)          (12,251)
------------------------------------------------------------------------
Net change                                       7,516          $181,741

                                                 Year ended 10/31/05               Year ended 10/31/04
                                               SHARES           AMOUNT           SHARES           AMOUNT
CLASS R3 SHARES
Shares sold                                    126,604        $3,177,335          25,850          $569,113
Shares reacquired                              (30,917)         (780,227)         (2,799)          (62,350)
----------------------------------------------------------------------------------------------------------
Net change                                      95,687        $2,397,108          23,051          $506,763

                                              Period ended 10/31/05*
                                             SHARES           AMOUNT
CLASS R4 SHARES
Shares sold                                     3,277           $83,356

CLASS R5 SHARES
Shares sold                                     2,008           $50,000

* For the period from the inception of Class R1, Class R2, Class R4, and Class R5 shares, April 1, 2005, through October 31, 2005.

(6) LINE OF CREDIT

The fund and other affiliated funds participate in a $1 billion unsecured line of credit provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus 0.35%. In addition, a commitment fee, based on the average daily, unused portion of the line of credit, is allocated among the participating funds at the end of each calendar quarter. The commitment fee allocated to the fund for the year ended October 31, 2005 was $4,287, and is included in miscellaneous expense. The fund had no significant borrowings during the year ended October 31, 2005.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Trustees of MFS Series Trust VI and Shareholders of
MFS Global Equity Fund:

We have audited the accompanying statement of assets and liabilities of MFS Global Equity Fund (the Fund) (one of the portfolios comprising MFS Series Trust VI), including the portfolio of investments, as of October 31, 2005, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2005, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of MFS Global Equity Fund at October 31, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

                                               /s/ ERNST & YOUNG LLP

Boston, Massachusetts
December 13, 2005

TRUSTEES AND OFFICERS -- IDENTIFICATION AND BACKGROUND

The Trustees and officers of the Trust, as of December 2, 2005, are listed below, together with their principal occupations during the past five years. (Their titles may have varied during that period.) The address of each Trustee and officer is 500 Boylston Street, Boston, Massachusetts
02116.

                                                                          PRINCIPAL OCCUPATIONS DURING
                                POSITION(s) HELD    TRUSTEE/OFFICER          THE PAST FIVE YEARS &
NAME, DATE OF BIRTH                 WITH FUND           SINCE(1)             OTHER DIRECTORSHIPS(2)
-------------------             ----------------    ---------------       ----------------------------

INTERESTED TRUSTEES
Robert J. Manning(3)            Trustee            February 2004       Massachusetts Financial Services
(born 10/20/63)                                                        Company, Chief Executive Officer,
                                                                       President, Chief Investment
                                                                       Officer and Director

Robert C. Pozen(3)              Trustee            February 2004       Massachusetts Financial Services
(born 08/08/46)                                                        Company, Chairman (since February
                                                                       2004); Harvard Law School
                                                                       (education), John Olin Visiting
                                                                       Professor (since July 2002);
                                                                       Secretary of Economic Affairs, The
                                                                       Commonwealth of Massachusetts
                                                                       (January 2002 to December 2002);
                                                                       Fidelity Investments, Vice
                                                                       Chairman (June 2000 to December
                                                                       2001); Fidelity Management &
                                                                       Research Company (investment
                                                                       adviser), President (March 1997 to
                                                                       July 2001); Bell Canada
                                                                       Enterprises (telecommunications),
                                                                       Director; Medtronic, Inc. (medical
                                                                       technology), Director; Telesat
                                                                       (satellite communications),
                                                                       Director

INDEPENDENT TRUSTEES
J. Atwood Ives                  Trustee and Chair  February 1992       Private investor; Eastern
(born 05/01/36)                 of Trustees                            Enterprises (diversified services
                                                                       company), Chairman, Trustee and
                                                                       Chief Executive Officer (until
                                                                       November 2000)

Lawrence H. Cohn, M.D.          Trustee            August 1993         Brigham and Women's Hospital,
(born 03/11/37)                                                        Senior Cardiac Surgeon, Chief of
                                                                       Cardiac Surgery (until 2005);
                                                                       Harvard Medical School, Professor
                                                                       of Surgery; Brigham and Women's
                                                                       Hospital Physicians' Organization,
                                                                       Chair (2000 to 2004)

David H. Gunning                Trustee            January 2004        Cleveland-Cliffs Inc. (mining
(born 05/30/42)                                                        products and service provider),
                                                                       Vice Chairman/Director (since
                                                                       April 2001); Encinitos Ventures
                                                                       (private investment company),
                                                                       Principal (1997 to April 2001);
                                                                       Lincoln Electric Holdings, Inc.
                                                                       (welding equipment manufacturer),
                                                                       Director

William R. Gutow                Trustee            December 1993       Private investor and real estate
(born 09/27/41)                                                        consultant; Capitol Entertainment
                                                                       Management Company (video
                                                                       franchise), Vice Chairman

Michael Hegarty                 Trustee            December 2004       Retired; AXA Financial (financial
(born 12/21/44)                                                        services and insurance), Vice
                                                                       Chairman and Chief Operating
                                                                       Officer (until May 2001); The
                                                                       Equitable Life Assurance Society
                                                                       (insurance), President and Chief
                                                                       Operating Officer (until May 2001)

Amy B. Lane                     Trustee            January 2004        Retired; Merrill Lynch & Co.,
(born 02/08/53)                                                        Inc., Managing Director,
                                                                       Investment Banking Group (1997 to
                                                                       February 2001); Borders Group,
                                                                       Inc. (book and music retailer),
                                                                       Director; Federal Realty
                                                                       Investment Trust (real estate
                                                                       investment trust), Trustee

Lawrence T. Perera              Trustee            July 1981           Hemenway & Barnes (attorneys),
(born 06/23/35)                                                        Partner

J. Dale Sherratt                Trustee            August 1993         Insight Resources, Inc.
(born 09/23/38)                                                        (acquisition planning
                                                                       specialists), President; Wellfleet
                                                                       Investments (investor in health
                                                                       care companies), Managing General
                                                                       Partner (since 1993); Cambridge
                                                                       Nutraceuticals (professional
                                                                       nutritional products), Chief
                                                                       Executive Officer (until May 2001)

Laurie J. Thomsen               Trustee            March 2005          Private investor; Prism Venture
(born 08/05/57)                                                        Partners (venture capital), Co-
                                                                       founder and General Partner (until
                                                                       June 2004); St. Paul Travelers
                                                                       Companies (commercial property
                                                                       liability insurance), Director
OFFICERS
Maria F. Dwyer(3)               President          November 2005       Massachusetts Financial Services
(born 12/01/58)                                                        Company, Executive Vice President
                                                                       and Chief Regulatory Officer
                                                                       (since March 2004); Fidelity
                                                                       Management & Research Company,
                                                                       Vice President (prior to March
                                                                       2004); Fidelity Group of Funds,
                                                                       President and Treasurer (prior to
                                                                       March 2004)

Tracy Atkinson(3)               Treasurer          September 2005      Massachusetts Financial Services
(born 12/30/64)                                                        Company, Senior Vice President
                                                                       (since September 2004);
                                                                       PricewaterhouseCoopers LLP,
                                                                       Partner (prior to September 2004)

Christopher R. Bohane(3)        Assistant          July 2005           Massachusetts Financial Services
(born 1/18/74)                  Secretary and                          Company, Vice President and Senior
                                Assistant Clerk                        Counsel (since April 2003);
                                                                       Kirkpatrick & Lockhart LLP (law
                                                                       firm), Associate (prior to April
                                                                       2003); Nvest Services Company,
                                                                       Assistant Vice President and
                                                                       Associate Counsel (prior to
                                                                       January 2001)

Jeffrey N. Carp(3)              Secretary and      September 2004      Massachusetts Financial Services
(born 12/19/56)                 Clerk                                  Company, Executive Vice President,
                                                                       General Counsel and Secretary
                                                                       (since April 2004); Hale and Dorr
                                                                       LLP (law firm), Partner (prior to
                                                                       April 2004)

Ethan D. Corey(3)               Assistant          July 2005           Massachusetts Financial Services
(born 11/21/63)                 Secretary and                          Company, Special Counsel (since
                                Assistant Clerk                        December 2004); Dechert LLP (law
                                                                       firm), Counsel (prior to December
                                                                       2004)

David L. DiLorenzo(3)           Assistant          July 2005           Massachusetts Financial Services
(born 8/10/68)                  Treasurer                              Company, Vice President (since
                                                                       June 2005); JP Morgan Investor
                                                                       Services, Vice President (January
                                                                       2001 to June 2005); State Street
                                                                       Bank, Vice President and Corporate
                                                                       Audit Manager (prior to January
                                                                       2001)

Timothy M. Fagan(3)             Assistant          September 2005      Massachusetts Financial Services
(born 7/10/68)                  Secretary and                          Company, Vice President and Senior
                                Assistant Clerk                        Counsel (since September 2005);
                                                                       John Hancock Advisers, LLC, Vice
                                                                       President and Chief Compliance
                                                                       Officer (September 2004 to August
                                                                       2005), Senior Attorney (prior to
                                                                       September 2004); John Hancock
                                                                       Group of Funds, Vice President and
                                                                       Chief Compliance Officer
                                                                       (September 2004 to December 2004)

Mark D. Fischer(3)              Assistant          July 2005           Massachusetts Financial Services
(born 10/27/70)                 Treasurer                              Company, Vice President (since May
                                                                       2005); JP Morgan Investment
                                                                       Management Company, Vice President
                                                                       (prior to May 2005)

Brian T. Hourihan(3)            Assistant          September 2004      Massachusetts Financial Services
(born 11/11/64)                 Secretary and                          Company, Vice President, Senior
                                Assistant Clerk                        Counsel and Assistant Secretary
                                                                       (since June 2004); Affiliated
                                                                       Managers Group, Inc., Chief Legal
                                                                       Officer/Centralized Compliance
                                                                       Program (January to April 2004);
                                                                       Fidelity Research & Management
                                                                       Company, Assistant General Counsel
                                                                       (prior to January 2004)

Ellen Moynihan(3)               Assistant          April 1997          Massachusetts Financial Services
(born 11/13/57)                 Treasurer                              Company, Vice President

Susan S. Newton(3)              Assistant          May 2005            Massachusetts Financial Services
(born 03/07/50)                 Secretary and                          Company, Senior Vice President and
                                Assistant Clerk                        Associate General Counsel (since
                                                                       April 2005); John Hancock
                                                                       Advisers, LLC, Senior Vice
                                                                       President, Secretary and Chief
                                                                       Legal Officer (prior to April
                                                                       2005); John Hancock Group of
                                                                       Funds, Senior Vice President,
                                                                       Secretary and Chief Legal Officer
                                                                       (prior to April 2005)

Susan A. Pereira(3)             Assistant          July 2005           Massachusetts Financial Services
(born 11/05/70)                 Secretary and                          Company, Vice President and Senior
                                Assistant Clerk                        Counsel (since June 2004); Bingham
                                                                       McCutchen LLP (law firm),
                                                                       Associate (January 2001 to June
                                                                       2004); Preti, Flaherty, Beliveau,
                                                                       Pachios & Haley, LLC, Associate
                                                                       (prior to January 2001)

Frank L. Tarantino              Independent Chief  June 2004           Tarantino LLC (provider of
(born 03/07/44)                 Compliance                             compliance services), Principal
                                Officer                                (since June 2004); CRA Business
                                                                       Strategies Group (consulting
                                                                       services), Executive Vice
                                                                       President (April 2003 to June
                                                                       2004); David L. Babson & Co.
                                                                       (investment adviser), Managing
                                                                       Director, Chief Administrative
                                                                       Officer and Director (February
                                                                       1997 to March 2003)

James O. Yost(3)                Assistant          September 1990      Massachusetts Financial Services
(born 06/12/60)                 Treasurer                              Company, Senior Vice President

------------
(1) Date first appointed to serve as Trustee/officer of an MFS fund. Each Trustee has served continuously since appointment unless indicated otherwise.
(2) Directorships or trusteeships of companies required to report to the Securities and Exchange
    Commission (i.e., "public companies").
(3) "Interested person" of the Trust within the meaning of the Investment Company Act of 1940
    (referred to as the 1940 Act), which is the principal federal law governing investment companies like the fund, as a result of position with MFS. The address of MFS is 500 Boylston Street,
    Boston, Massachusetts 02116.

Each Trustee has been elected by shareholders and each Trustee and officer holds office until his or her successor is chosen and qualified or until his or her earlier death, resignation, retirement or removal. Messrs. Ives and Sherratt and Mses. Lane and Thomsen are members of the Trust's Audit
Committee.

Each of the Trust's Trustees and officers holds comparable positions with certain other funds of which MFS or a subsidiary is the investment adviser or distributor, and, in the case of the officers, with certain affiliates of MFS. As of December 31, 2004, each Trustee served as a board member of 99 funds within the MFS Family of Funds.

The Trust held a shareholders' meeting in 2005, and will hold a shareholders' meeting at least once every five years thereafter, to elect Trustees.

The Statement of Additional Information contains further information about the Trustees and is available without charge upon request by calling 1-800-225-2606.

-----------------------------------------------------------------------------------------------------------

INVESTMENT ADVISER                                         CUSTODIANS
Massachusetts Financial Services Company                   State Street Bank and Trust Company
500 Boylston Street, Boston, MA                            225 Franklin Street, Boston, MA 02110
02116-3741
                                                           JP Morgan Chase Bank
DISTRIBUTOR                                                One Chase Manhattan Plaza
MFS Fund Distributors, Inc.                                New York, NY 10081
500 Boylston Street, Boston, MA
02116-3741                                                 INDEPENDENT REGISTERED PUBLIC
                                                           ACCOUNTING FIRM
PORTFOLIO MANAGERS                                         Ernst & Young LLP
David A. Mannheim                                          200 Clarendon Street, Boston, MA 02116
Simon Todd

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested ("independent") Trustees, voting separately, annually approve the continuation of the Fund's investment advisory agreement with MFS. The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting. In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2005 ("contract review meetings") for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the "MFS Funds"). The independent Trustees were assisted in their evaluation of the Fund's investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings. The independent Trustees were also assisted in this process by the MFS Funds' Independent Chief Compliance Officer, a full-time senior officer appointed by and reporting to the independent Trustees.

In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review. As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.

In connection with their contract review meetings, the Trustees received and relied upon materials which included, among other items: (i) information provided by Lipper Inc. on the investment performance of the Fund for various time periods ended December 31, 2004 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the "Lipper performance universe"), as well as the investment performance of a group of funds identified by objective criteria suggested by MFS ("peer funds"), (ii) information provided by Lipper Inc. on the Fund's advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Lipper (the "Lipper expense group"), as well as the advisory fees and other expenses of peer funds identified by objective criteria suggested by MFS, (iii) information provided by MFS on the advisory fees of comparable portfolios of other clients of MFS, including institutional separate account and other clients, (iv) information as to whether and to what extent applicable expense waivers, reimbursements or fee "breakpoints" are observed for the Fund,
(v) information regarding MFS' financial results and financial condition, including MFS' and certain of its affiliates' estimated profitability from services performed for the Fund and the MFS Funds as a whole, (vi) MFS' views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and
(viii) information regarding the overall organization of MFS, including information about MFS' senior management and other personnel providing investment advisory, administrative and other services to the Fund and the other MFS Funds. The comparative performance, fee and expense information prepared and provided by Lipper Inc. was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.

The Trustees' conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees' deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than others, and that the Trustees' conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.

Based on information provided by Lipper Inc. and MFS, the Trustees reviewed the Fund's total return investment performance as well as the performance of peer groups of funds over various time periods. The Trustees placed particular emphasis on the total return performance of the Fund's Class A shares in comparison to the performance of funds in its Lipper performance universe over the three-year period ended December 31, 2004, which the Trustees believed was a long enough period to reflect differing market conditions. The Fund's performance was in the 26th percentile relative to the other funds in the universe for this three-year period (the 1st percentile being the best performers and the 100th percentile being the worst performers). The total return performance of the Fund's Class A shares was in the 9th percentile for the one-year period and the 29th percentile for the five-year period ended December 31, 2004 relative to the Lipper performance universe. Because of the passage of time, these performance results are likely to differ from the performance results for more recent periods, including those shown elsewhere in this report.

In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund's performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS' responses and efforts relating to investment performance.

In assessing the reasonableness of the Fund's advisory fee, the Trustees considered, among other information, the Fund's advisory fee and the total expense ratio of the Fund's Class A shares as a percentage of average net assets and the advisory fee and total expense ratios of peer groups of funds based on information provided by Lipper Inc. and MFS. The Trustees considered whether the Fund was subject to any fee waivers or reductions or expense limitations. The Trustees also considered that, according to the Lipper data, the Fund's effective advisory fee rate was higher than the Lipper expense group median, and the Fund's total expense ratio was approximately at the Lipper expense group median.

The Trustees also considered the advisory fees charged by MFS to institutional accounts. In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Fund in comparison to institutional accounts, the higher demands placed on MFS' investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Fund, and the impact on MFS and expenses associated with the more extensive regulatory regime to which the Fund is subject in comparison to institutional accounts.

The Trustees also considered whether the Fund is likely to benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund. They noted that the Fund's advisory fee rate schedule is currently subject to breakpoints that reduce the Fund's advisory fee rate on net assets over $1 billion and $2 billion. Taking into account fee waivers or reductions or expense limitations, if any, the Trustees concluded that the existing breakpoints were sufficient to allow the Fund to benefit from economies of scale as its assets grow.

The Trustees also considered information prepared by MFS relating to MFS' costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS' methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.

After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that the advisory fees charged to the Fund represent reasonable compensation in light of the nature and quality of the services being provided by MFS to the Fund.

In addition, the Trustees considered MFS' resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund. The Trustees also considered current and developing conditions in the financial services industry, including the entry into the industry of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies. In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc. The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser which also serves other investment companies as well as other accounts.

The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Fund pays to MFS Fund Distributors, Inc., an affiliate of MFS. The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund's behalf, including securities lending programs, directed expense payment programs, class action recovery programs, and MFS' interaction with third-party service providers, principally custodians and sub-custodians. The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Funds were satisfactory.

The Trustees also considered benefits to MFS from the use of the Fund's portfolio brokerage commissions to pay for research and other similar services (including MFS' general policy to pay directly for third-party research), and various other factors. Additionally, the Trustees considered so-called "fall-out benefits" to MFS such as reputational value derived from serving as investment manager to the Fund.

Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including a majority of the independent Trustees, concluded that the Fund's investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2005.

A discussion regarding the Board's most recent review and renewal of the Fund's investment advisory agreement will be available on or before December 1, 2005 by clicking on the fund's name under "Select a fund" on the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds' proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q may be reviewed and copied at the:

  Public Reference Room
  Securities and Exchange Commission
  Washington, D.C. 20549-0102

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. The fund's Form N-Q is available on the EDGAR database on the Commission's Internet Web site at http:// www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

A shareholder can also obtain the quarterly portfolio holdings report at mfs.com.

FEDERAL TAX INFORMATION (unaudited)

In January 2006, shareholders will be mailed a Form 1099-DIV reporting the federal tax status of all distributions paid during the calendar year 2005.

The fund has designated $1,244,837 as a capital gain dividend for the year ended October 31, 2005.

For the year ended October 31, 2005, the amount of distributions from income eligible for the 70% dividends received deduction for corporations is 100%.

The fund hereby designates the maximum amount allowable as qualified dividend income eligible for a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. Complete information will be reported in conjunction with your 2005 Form 1099-DIV.

For the year ended October 31, 2005, income from foreign sources was $7,985,938, and the fund designated a foreign tax credit of $658,620.

CONTACT INFORMATION

INVESTOR SERVICE

Write to us at: MFS Service Center, Inc.
                P.O. Box 55824
                Boston, MA 02205-5824

Type of Information            Phone number           Hours, Eastern Time
--------------------------------------------------------------------------------
General information            1-800-225-2606         8 a.m. to 8 p.m., any
                                                      business day
--------------------------------------------------------------------------------
Speech- or hearing-impaired    1-800-637-6576         9 a.m. to 5 p.m., any
                                                      business day
--------------------------------------------------------------------------------
Share  prices, account         1-800-MFS-TALK
balances exchanges             (1-800-637-8255)       24 hours a day, 365 days a
or stock and bond outlooks     touch-tone required    year
--------------------------------------------------------------------------------


M F S(SM)
INVESTMENT MANAGEMENT(R)

(C) 2005 MFS Investment Management(R)
MFS(R) investment products are offered through MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116.
                                                             LGE-ANN-12/05 51M

ITEM 2. CODE OF ETHICS.

The Registrant has adopted a Code of Ethics pursuant to Section 406 of the Sarbanes-Oxley Act and as defined in Form N-CSR that applies to the Registrant's principal executive officer and principal financial and accounting officer. The Registrant has amended its Code of Ethics to reflect that the Registrant's Principal Financial Officer and Principal Executive Officer have changed.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Mr. J. Atwood Ives and Mses. Amy B. Lane and Laurie J. Thomsen, members of the Audit Committee, have been determined by the Board of Trustees in their reasonable business judgment to meet the definition of "audit committee financial expert" as such term is defined in Form N-CSR. In addition, Mr. Ives and Mses. Lane and Thomsen are "independent" members of the Audit Committee as defined in Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

ITEMS 4(a) THROUGH 4(d) AND 4(g):
The Board of Trustees has appointed Ernst & Young LLP ("E&Y") to serve as independent accountants to a series of the Registrant (the series referred to collectively as the "Funds" and singularly as a "Fund"). The tables below set forth the audit fees billed to the Funds as well as fees for non-audit services provided to the Funds and/or to the Funds' investment adviser, Massachusetts Financial Services Company ("MFS") and to various entities either controlling, controlled by, or under common control with MFS that provide ongoing services to the Funds ("MFS Related Entities").

For the fiscal years ended October 31, 2005 and 2004, audit fees billed to the Funds by E&Y were as follows:

                                                             Audit Fees
         FEES BILLED BY E&Y:                         2005           2004
                                                     ----           ----

           MFS Global Equity Fund                 $36,825        $33,550
           MFS Global Total Return Fund           $42,160        $38,400
           MFS Utilities Fund                     $33,580        $30,600
                                                  -------        -------
                    TOTAL                        $112,565       $102,550

For the fiscal years ended October 31, 2005 and 2004, fees billed by E&Y for audit-related, tax and other services provided to the Funds and for audit-related, tax and other services provided to MFS and MFS Related Entities were as follows:

                                           Audit-Related Fees(1)             Tax Fees(2)               All Other Fees(3)
  FEES BILLED BY E&Y:                      2005           2004          2005           2004           2005          2004
                                           ----           ----          ----           ----           ----          ----
       To MFS Global Equity                  $0             $0        $9,630        $10,890           $237            $0
       Fund
       To MFS Global Total                   $0             $0       $10,620        $11,790           $176            $0
       Return Fund
       To MFS Utilities Fund                 $0             $0        $9,080        $10,200           $514            $0

  TOTAL FEES BILLED BY E&Y
  TO ABOVE FUND:

       To MFS and MFS Related                $0             $0            $0             $0       $685,399       $20,000
       Entities of MFS
       Global Equity Fund*
       To MFS and MFS Related                $0             $0            $0             $0       $685,399       $20,000
       Entities of MFS
       Global Total Return Fund*
       To MFS and MFS Related                $0             $0            $0             $0       $685,399       $20,000
       Entities of MFS
       Utilities Fund*

  AGGREGATE FEES FOR NON-AUDIT
  SERVICES:
                                           2005                         2004
                                           ----                         ----
       To MFS Global Equity Fund,      $727,266                      $37,890
       MFS and MFS Related
       Entities#

       To MFS Global Total             $728,195                      $38,790
       Return Fund, MFS and
       MFS Related Entities#

       To MFS Utilities, MFS           $726,993                      $37,200
       and MFS Related
       Entities#

  * This amount reflects the fees billed to MFS and MFS Related Entities for non-audit services relating directly to the operations and financial reporting of the Funds (portions of which services also related to the operations and financial reporting of other funds within the MFS Funds complex).
  # This amount reflects the aggregate fees billed by E&Y for non-audit services rendered to the Funds and for non-audit services rendered to MFS and the MFS Related Entities.
(1) The fees included under "Audit-Related Fees" are fees related to assurance and related services that are reasonably related to the performance of the audit or review of financial statements, but not reported under
    "Audit Fees," including accounting consultations, agreed-upon procedure reports, attestation reports, comfort letters and internal control reviews.
(2) The fees included under "Tax Fees" are fees associated with tax compliance, tax advice and tax planning, including services relating to the filing or amendment of federal, state or local income tax returns, regulated investment company qualification reviews and tax distribution and analysis.
(3) The fees included under "All Other Fees" are fees for products and services provided by E&Y other than those reported under "Audit Fees," "Audit-Related Fees" and "Tax Fees," including fees for services related to analysis of fund administrative expenses, compliance program and records management projects.

For periods prior to May 6, 2003, the amounts shown above under "Audit-Related Fees," "Tax Fees" and "All Other Fees" relate to permitted non-audit services that would have been subject to pre-approval if the Securities and Exchange Commission's rules relating to pre-approval of non-audit services had been in effect.

ITEM 4(e)(1):
Set forth below are the policies and procedures established by the Audit Committee of the Board of Trustees relating to the pre-approval of audit and non-audit related services: To the extent required by applicable law, pre-approval by the Audit Committee of the Board is needed for all audit and permissible non-audit services rendered to the Funds and all permissible non-audit services rendered to MFS or MFS Related Entities if the services relate directly to the operations and financial reporting of the Registrant. Pre-approval is currently on an engagement-by-engagement basis. In the event pre-approval of such services is necessary between regular meetings of the Audit Committee and it is not practical to wait to seek pre-approval at the next regular meeting of the Audit Committee, pre-approval of such services may be referred to the Chair of the Audit Committee for approval; provided that the Chair may not pre-approve any individual engagement for such services exceeding $50,000 or multiple engagements for such services in the aggregate exceeding $100,000 between such regular meetings of the Audit Committee. Any engagement pre-approved by the Chair between regular meetings of the Audit Committee shall be presented for ratification by the entire Audit Committee at its next regularly scheduled meeting.

ITEM 4(e)(2):
None, or 0%, of the services relating to the Audit-Related Fees, Tax Fees and All Other Fees paid by the Fund and MFS and MFS Related Entities relating directly to the operations and financial reporting of the Registrant disclosed above were approved by the audit committee pursuant to paragraphs (c)(7)(i)(C) of Rule 2-01 of Regulation S-X (which permits audit committee approval after the start of the engagement with respect to services other than audit, review or attest services, if certain conditions are satisfied).

ITEM 4(f):  Not applicable.

ITEM 4(h): The Registrant's Audit Committee has considered whether the provision by a Registrant's independent registered public accounting firm of non-audit services to MFS and MFS Related Entities that were not pre-approved by the Committee (because such services were provided prior to the effectiveness of SEC rules requiring pre-approval or because such services did not relate directly to the operations and financial reporting of the Registrant) was compatible with maintaining the independence of the independent registered public accounting firm as the Registrant's principal auditors.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6. SCHEDULE OF INVESTMENTS

A schedule of investments of the Registrant is included as part of the report to shareholders of such series under Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant's Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A or this Item.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter covered by the report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

    (1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Code of Ethics attached hereto.

    (2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2): Attached hereto.

(b) If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for the purposes of Section 18 of the Exchange Act (15 U.S.C.
    78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference:
    Attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MFS SERIES TRUST VI
             ------------------------------------------------------------------


By (Signature and Title)* MARIA F. DWYER
                          -----------------------------------------------------
                          Maria F. Dwyer, President

Date: December 22, 2005
      -----------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* MARIA F. DWYER
                          -----------------------------------------------------
                          Maria F. Dwyer, President (Principal Executive
                          Officer)

Date: December 22, 2005
      -----------------


By (Signature and Title)* TRACY ATKINSON
                          -----------------------------------------------------
                          Tracy Atkinson, Treasurer (Principal Financial Officer and Accounting Officer)

Date: December 22, 2005
      -----------------


* Print name and title of each signing officer under his or her signature.